United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

Schedule of Investments September 30, 2013 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2013 is provided below.

Common Stocks	Shares	Value
Australia – 7.7%
AGL Energy Ltd.	38,553	$555,354
ALS Ltd.	26,610	260,666
Alumina Ltd. (a)	173,063	165,377
Amcor Ltd.	87,184	850,619
AMP Ltd.	205,736	885,636
APA Group	57,688	321,415
Asciano Ltd.	68,460	372,957
ASX Ltd.	13,607	438,159
Aurizon Holdings Ltd.	138,760	606,277
Australia & New Zealand Banking Group Ltd.	193,947	5,576,436
Bendigo and Adelaide Bank Ltd.	29,133	272,581
BGP Holdings PLC (a)	783,183	11
BHP Billiton Ltd.	227,016	7,553,436
Boral Ltd.	54,919	246,473
Brambles Ltd.	112,228	954,373
Caltex Australia Ltd.	9,654	166,794
CFS Retail Property Trust	156,155	292,008
Coca-Cola Amatil Ltd.	40,499	463,802
Cochlear Ltd.	4,105	231,856
Commonwealth Bank of Australia	113,897	7,569,609
Computershare Ltd.	34,173	316,553
Crown Ltd.	28,521	414,099
CSL Ltd.	34,950	2,086,098
Dexus Property Group	328,357	307,373
Echo Entertainment Group Ltd.	52,974	137,264
Federation Centres Ltd.	98,111	209,241
Flight Centre Ltd.	3,947	177,992
Fortescue Metals Group Ltd.	111,508	496,638
Goodman Group	120,840	550,638
GPT Group	126,543	410,576
Harvey Norman Holdings Ltd.	38,809	115,336
Iluka Resources Ltd.	29,539	316,783
Incitec Pivot Ltd.	114,484	287,448
Insurance Australia Group Ltd.	149,693	820,594
Leighton Holdings Ltd.	12,216	219,607
Lend Lease Group	39,211	371,861
Macquarie Group Ltd.	22,079	989,167
Metcash Ltd.	63,088	188,487
Mirvac Group	261,343	424,862
National Australia Bank Ltd.	165,667	5,308,166
Newcrest Mining Ltd.	54,223	596,348
Orica Ltd.	25,710	481,713
Origin Energy Ltd.	78,467	1,033,248
Qantas Airways Ltd. (a)	77,541	106,893
QBE Insurance Group Ltd.	85,757	1,174,426
Ramsay Health Care Ltd.	8,755	295,712
Rio Tinto Ltd.	31,005	1,794,687
Santos Ltd.	67,456	950,576
Seek Ltd.	23,033	255,433
Sonic Healthcare Ltd.	26,295	397,175
SP AusNet	124,539	139,475

Common Stocks	Shares	Value
Australia (concluded)
Stockland	156,183	$564,551
Suncorp Group Ltd.	92,152	1,126,978
Sydney Airport	13,793	50,594
Tabcorp Holdings Ltd.	52,333	160,210
Tatts Group Ltd.	100,334	290,211
Telstra Corp. Ltd.	305,485	1,417,510
Toll Holdings Ltd.	49,469	269,454
Transurban Group	95,843	608,445
Treasury Wine Estates Ltd.	46,594	192,393
Wesfarmers Ltd.	71,305	2,739,283
Westfield Group	149,711	1,538,482
Westfield Retail Trust	209,435	580,570
Westpac Banking Corp.	219,335	6,704,376
Whitehaven Coal Ltd. (a)	34,376	64,526
Woodside Petroleum Ltd.	46,738	1,672,453
Woolworths Ltd.	88,299	2,885,451
WorleyParsons Ltd.	14,832	337,189

		70,360,984

Austria – 0.3%
Andritz AG	5,118	301,193
Erste Group Bank AG	18,712	591,330
IMMOFINANZ AG	67,515	294,740
OMV AG	10,311	509,149
Raiffeisen Bank International AG	3,624	118,634
Strabag SE	30,711	—
Telekom Austria AG	15,806	132,340
Verbund AG	4,748	107,435
Vienna Insurance Group AG	2,602	133,632
Voestalpine AG	7,832	374,418

		2,562,871

Belgium – 1.1%
Ageas	16,321	661,348
Anheuser-Busch InBev NV	56,891	5,643,458
Belgacom SA	10,971	291,795
Colruyt SA	5,476	303,766
Delhaize Group	7,230	455,661
Groupe Bruxelles Lambert SA	5,740	488,660
KBC Groep NV	16,229	798,496
Solvay SA	4,180	626,932
Telenet Group Holding NV	3,551	176,810
UCB SA	7,684	467,641
Umicore SA	8,156	396,046

		10,310,613

Denmark – 1.1%
A.P. Moeller – Maersk A/S, Class A	40	345,775
A.P. Moeller – Maersk A/S, Class B	92	843,932
Carlsberg A/S, Class B	7,515	774,517
Coloplast A/S, Class B	8,258	470,349
Danske Bank A/S (a)	46,960	1,012,684
DSV A/S	13,109	371,987

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Novo Nordisk A/S, Class B	28,183	$4,773,196
Novozymes A/S, Class B	16,408	627,973
TDC A/S	52,874	447,402
Tryg A/S	1,678	154,579
William Demant Holding A/S (a)	1,914	176,950

		9,999,344

Finland – 0.9%
Elisa OYJ	10,481	250,278
Fortum OYJ	31,395	708,681
Kesko OYJ, Class B	4,450	133,657
Kone OYJ, Class B	11,168	997,552
Metso OYJ	9,209	361,912
Neste Oil OYJ	8,875	196,428
Nokia OYJ (a)	265,766	1,738,620
Nokian Renkaat OYJ	8,076	410,603
Orion OYJ, Class B	6,857	173,026
Pohjola Bank PLC, Class A	10,148	169,121
Sampo OYJ, Class A	29,998	1,290,408
Stora Enso OYJ, Class R	40,003	339,218
UPM-Kymmene OYJ	37,340	516,644
Wartsila OYJ	12,130	548,720

		7,834,868

France – 9.1%
Accor SA	11,513	478,424
Aeroports de Paris	2,172	227,402
Air Liquide SA	22,075	3,075,876
Alstom SA	15,320	545,244
ArcelorMittal	70,249	963,159
Arkema	4,407	491,097
Atos	3,901	304,596
AXA SA	125,714	2,917,674
BNP Paribas SA	70,435	4,764,539
Bouygues SA	13,613	498,296
Bureau Veritas SA	15,756	497,337
Cap Gemini SA	10,114	601,468
Carrefour SA	43,044	1,476,398
Casino Guichard-Perrachon SA	3,937	405,830
CGG (a)	11,523	265,630
Christian Dior SA	3,844	754,437
Cie Generale des Etablissements Michelin	13,029	1,444,940
CNP Assurances	10,999	198,217
Compagnie de Saint-Gobain	28,418	1,410,454
Credit Agricole SA (a)	70,422	776,520
Danone SA	40,484	3,048,192
Dassault Systemes SA	4,378	584,345
Edenred	14,499	471,052
EDF SA	16,218	513,006
Essilor International SA	14,287	1,536,570
Eurazeo	2,296	147,518
Eutelsat Communications SA	10,266	324,466

Common Stocks	Shares	Value
France (concluded)
Fonciere Des Regions	1,928	$159,883
GDF Suez	92,852	2,327,408
Gecina SA	1,582	202,320
Groupe Eurotunnel SA, Registered Shares	36,371	331,449
ICADE	2,421	221,029
Iliad SA	1,652	385,522
Imerys SA	2,500	174,553
JCDecaux SA	4,659	171,534
Kering	5,418	1,214,182
Klepierre	7,190	311,819
L’Oreal SA	17,042	2,925,214
Lafarge SA	12,817	894,323
Lagardere S.C.A.	7,504	243,717
Legrand SA	18,416	1,022,030
LVMH Moet Hennessy Louis Vuitton SA	17,996	3,546,386
Natixis	64,590	309,276
Orange SA	129,460	1,621,045
Pernod Ricard SA	15,106	1,875,797
Publicis Groupe	12,545	997,932
Remy Cointreau SA	1,685	179,519
Renault SA	13,831	1,103,016
Rexel SA	14,700	373,997
Safran SA	17,317	1,066,564
Sanofi	84,180	8,525,485
Schneider Electric SA	37,349	3,160,386
SCOR SE	10,394	344,466
SES SA	21,471	614,400
Societe BIC SA	1,967	228,752
Societe Generale SA	49,987	2,490,313
Sodexo	6,619	617,593
Suez Environnement Co.	19,381	314,582
Technip SA	7,133	837,431
Thales SA	6,399	351,773
Total SA	151,043	8,754,884
Unibail-Rodamco SE	6,786	1,683,530
Vallourec SA	7,450	446,405
Veolia Environnement SA	24,529	419,337
Vinci SA	32,341	1,882,778
Vivendi SA	84,900	1,952,977
Wendel SA	2,277	308,768
Zodiac Aerospace	2,370	377,273

		83,692,335

Germany – 8.4%
Adidas AG	14,940	1,620,567
Allianz SE, Registered Shares	32,240	5,072,268
Axel Springer AG	2,723	151,853
BASF SE	64,922	6,226,046
Bayer AG, Registered Shares	58,474	6,895,888
Bayerische Motoren Werke AG	23,448	2,521,695

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG, Preference Shares	3,839	$313,209
Beiersdorf AG	7,135	633,498
Brenntag AG	3,509	584,163
Celesio AG	5,979	134,546
Commerzbank AG (a)	69,331	798,469
Continental AG	7,876	1,335,183
Daimler AG, Registered Shares	68,029	5,304,218
Deutsche Bank AG, Registered Shares	72,363	3,321,551
Deutsche Boerse AG	13,862	1,043,234
Deutsche Lufthansa AG, Registered Shares (a)	16,225	316,518
Deutsche Post AG, Registered Shares	64,585	2,142,157
Deutsche Telekom AG, Registered Shares	199,266	2,886,035
E.ON SE	127,858	2,275,281
Fraport AG Frankfurt Airport Services Worldwide	2,725	191,210
Fresenius Medical Care AG & Co. KGaA	15,167	986,082
Fresenius SE & Co. KGaA	8,947	1,111,385
Fuchs Petrolub SE, Preference Shares	2,547	213,184
GEA Group AG	12,618	518,591
Hannover Rueck SE	4,279	314,448
HeidelbergCement AG	10,193	787,614
Henkel AG & Co. KGaA	9,147	810,361
Henkel AG & Co. KGaA, Preference Shares	12,450	1,283,070
Hochtief AG	2,160	188,551
Hugo Boss AG	2,272	293,831
Infineon Technologies AG	75,913	760,824
K+S AG, Registered Shares	12,062	311,818
Kabel Deutschland Holding AG	1,518	192,840
Lanxess AG	5,866	380,828
Linde AG	13,140	2,603,930
MAN SE	2,519	300,332
Merck KGaA	4,560	711,736
Metro AG	9,325	370,310
Muenchener Rueckversicherungs AG, Registered Shares	12,711	2,484,769
Osram Licht AG (a)	5,562	261,102
Porsche Automobil Holding SE, Preference Shares	10,990	959,357
ProSiebenSAT.1 Media AG, Registered Shares	7,821	332,232
RWE AG	34,232	1,164,728
RWE AG, Non-Voting Preference Shares	2,740	89,825
SAP AG	65,273	4,827,265
Siemens AG, Registered Shares	56,098	6,765,320

Common Stocks	Shares	Value
Germany (concluded)
Suedzucker AG	5,905	$173,872
Telefonica Deutschland Holding AG	20,099	158,659
ThyssenKrupp AG (a)	27,074	648,368
United Internet AG	7,797	295,443
Volkswagen AG	2,096	475,490
Volkswagen AG, Preference Shares	10,233	2,412,748

		76,956,502

Greece – 0.0%
Hellenic Telecommunications Organization SA (a)	17,634	183,513
OPAP SA	15,543	173,518

		357,031

Hong Kong – 2.9%
AAC Technologies Holdings, Inc.	52,500	239,359
AIA Group Ltd.	852,800	4,012,910
ASM Pacific Technology Ltd.	17,304	175,784
Bank of East Asia Ltd.	84,932	359,780
BOC Hong Kong Holdings Ltd.	265,900	854,334
Cathay Pacific Airways Ltd.	87,263	171,174
Cheung Kong Holdings Ltd.	99,835	1,519,819
Cheung Kong Infrastructure Holdings Ltd.	44,500	308,647
CLP Holdings Ltd.	128,687	1,048,070
First Pacific Co., Ltd.	173,250	191,493
Galaxy Entertainment Group Ltd. (a)	146,000	1,025,946
Hang Lung Properties Ltd.	158,000	538,001
Hang Seng Bank Ltd.	54,953	896,186
Henderson Land Development Co., Ltd.	74,240	458,072
HKT Trust/HKT Ltd.	156,000	146,684
Hong Kong & China Gas Co., Ltd.	412,324	992,545
Hong Kong Exchanges & Clearing Ltd.	76,627	1,229,413
Hopewell Holdings Ltd.	41,349	138,520
Hutchison Whampoa Ltd.	152,176	1,825,127
Hysan Development Co., Ltd.	45,791	204,433
Kerry Properties Ltd.	43,000	183,668
Li & Fung Ltd.	409,980	597,179
The Link REIT	160,914	786,730
MGM China Holdings Ltd.	68,000	226,162
MTR Corp.	103,500	409,789
New World Development Co., Ltd.	264,226	397,105
NWS Holdings Ltd.	100,500	156,226
Orient Overseas International Ltd.	15,057	88,532
PCCW Ltd.	276,000	122,117
Power Assets Holdings Ltd.	98,000	877,408
Sands China Ltd.	169,800	1,051,149
Shangri-La Asia Ltd.	105,905	175,450
Sino Land Co., Ltd.	211,263	311,251
SJM Holdings Ltd.	137,000	386,032

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Sun Hung Kai Properties Ltd.	114,324	$1,556,049
Swire Pacific Ltd., Class A	48,077	576,708
Swire Properties Ltd.	83,000	233,056
Wharf Holdings Ltd.	104,357	904,239
Wheelock & Co., Ltd.	64,000	339,514
Wynn Macau Ltd.	108,800	371,899
Yue Yuen Industrial Holdings Ltd.	54,285	151,547

		26,238,107

Ireland – 0.3%
Bank of Ireland (a)	1,510,671	428,523
CRH PLC	50,126	1,204,434
Elan Corp. PLC (a)	34,358	534,105
James Hardie Industries SE	31,042	309,177
Kerry Group PLC, Class A	10,195	620,033
Prothena Corp. PLC (a)	35	708
Ryanair Holdings PLC	10,891	92,734

		3,189,714

Israel – 0.4%
Bank Hapoalim BM	74,133	375,127
Bank Leumi Le-Israel BM (a)	88,217	328,019
Bezeq The Israeli
Telecommunication Corp. Ltd.	133,123	244,786
Delek Group Ltd.	257	83,874
Israel Chemicals Ltd.	31,321	264,485
The Israel Corp. Ltd. (a)	206	108,836
Mizrahi Tefahot Bank Ltd.	8,935	98,378
NICE Systems Ltd.	4,090	169,491
Teva Pharmaceutical Industries Ltd.	59,353	2,242,892

		3,915,888

Italy – 2.0%
Assicurazioni Generali SpA	81,667	1,633,972
Atlantia SpA	23,169	471,787
Banca Monte dei Paschi di Siena SpA (a)	447,785	124,466
Enel Green Power SpA	121,571	260,987
Enel SpA	460,521	1,768,284
ENI SpA	180,357	4,146,076
Exor SpA	6,800	255,874
Fiat SpA (a)	59,453	474,447
Finmeccanica SpA (a)	29,559	176,960
Intesa Sanpaolo SpA	829,696	1,716,250
Luxottica Group SpA	11,717	620,906
Mediobanca SpA	37,921	264,939
Pirelli & C SpA	16,831	219,161
Prysmian SpA	14,595	357,872
Saipem SpA	18,607	404,174
Snam SpA	138,574	702,305
Telecom Italia SpA	682,398	561,469

Common Stocks	Shares	Value
Italy (concluded)
Telecom Italia SpA, Non-Convertible Savings Shares	434,224	$288,574
Tenaris SA	33,338	779,913
Terna – Rete Elettrica Nazionale SpA	101,943	460,210
UniCredit SpA	309,136	1,974,088
Unione di Banche Italiane ScpA	62,528	316,826

		17,979,540

Japan – 20.9%
ABC-Mart, Inc.	2,000	97,578
Acom Co., Ltd. (a)	29,800	112,675
Advantest Corp.	10,200	118,380
Aeon Co., Ltd.	43,100	594,909
Aeon Credit Financial Service Co., Ltd.	4,500	141,745
Aeon Mall Co., Ltd.	8,250	245,578
Air Water, Inc.	10,000	147,791
Aisin Seiki Co., Ltd.	13,500	578,760
Ajinomoto Co., Inc.	42,000	552,601
Alfresa Holdings Corp.	2,900	149,737
All Nippon Airways Co., Ltd.	81,000	176,807
Amada Co., Ltd.	24,000	216,899
Aozora Bank Ltd.	77,000	228,671
Asahi Glass Co., Ltd.	71,100	441,757
Asahi Group Holdings Ltd.	26,600	700,262
Asahi Kasei Corp.	93,000	702,382
Asics Corp.	11,000	190,105
Astellas Pharma, Inc.	31,000	1,583,479
The Bank of Kyoto Ltd.	23,000	202,627
The Bank of Yokohama Ltd.	81,000	464,543
Benesse Holdings, Inc.	4,700	170,947
Bridgestone Corp.	46,300	1,696,823
Brother Industries Ltd.	17,100	193,611
Calbee, Inc.	5,600	162,509
Canon, Inc.	80,500	2,577,556
Casio Computer Co., Ltd.	15,800	146,689
Central Japan Railway Co.	10,400	1,334,888
The Chiba Bank Ltd.	53,000	388,143
Chiyoda Corp.	10,000	120,670
Chubu Electric Power Co., Inc.	45,700	627,748
Chugai Pharmaceutical Co., Ltd.	15,900	326,970
The Chugoku Bank Ltd.	10,000	140,863
The Chugoku Electric Power Co., Inc.	19,700	313,540
Citizen Holdings Co., Ltd.	19,000	133,763
Coca-Cola West Co., Ltd.	3,900	77,942
Cosmo Oil Co., Ltd. (a)	38,000	71,326
Credit Saison Co., Ltd.	11,000	299,547
Dai Nippon Printing Co., Ltd.	40,000	424,088
The Dai-ichi Life Insurance Co., Ltd.	61,400	879,305
Daicel Corp.	21,000	189,973
Daido Steel Co., Ltd.	21,000	123,642

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 4

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Daihatsu Motor Co., Ltd.	13,000	$252,637
Daiichi Sankyo Co., Ltd.	49,000	889,912
Daikin Industries Ltd.	17,000	907,354
Dainippon Sumitomo Pharma Co., Ltd.	11,000	150,324
Daito Trust Construction Co., Ltd.	5,100	510,373
Daiwa House Industry Co., Ltd.	41,000	774,527
Daiwa Securities Group, Inc.	118,000	1,064,909
Dena Co., Ltd.	7,400	150,622
Denso Corp.	34,100	1,600,035
Dentsu, Inc.	14,913	568,891
Don Quijote Co., Ltd.	3,700	231,915
East Japan Railway Co.	24,049	2,072,655
Eisai Co., Ltd.	17,800	724,407
Electric Power Development Co., Ltd.	8,400	274,265
FamilyMart Co., Ltd.	4,000	173,254
FANUC Corp.	13,600	2,253,888
Fast Retailing Co., Ltd.	3,700	1,395,457
Fuji Electric Co., Ltd.	40,800	166,898
Fuji Heavy Industries Ltd.	42,000	1,170,356
FUJIFILM Holdings Corp.	32,600	785,655
Fujitsu Ltd.	130,000	486,620
Fukuoka Financial Group, Inc.	54,000	244,512
Furukawa Electric Co., Ltd.	46,000	106,395
Gree, Inc.	6,400	49,809
GungHo Online Entertainment, Inc. (a)	240	187,940
The Gunma Bank Ltd.	27,000	158,454
The Hachijuni Bank Ltd.	28,000	174,299
Hakuhodo DY Holdings, Inc.	16,400	122,207
Hamamatsu Photonics KK	4,900	185,064
Hankyu Hanshin Holdings, Inc.	81,000	450,208
Hino Motors Ltd.	18,000	266,768
Hirose Electric Co., Ltd.	2,100	323,253
The Hiroshima Bank Ltd.	35,000	149,365
Hisamitsu Pharmaceutical Co., Inc.	4,400	245,921
Hitachi Chemical Co., Ltd.	7,400	119,460
Hitachi Construction Machinery Co., Ltd.	7,300	164,276
Hitachi High-Technologies Corp.	4,400	99,043
Hitachi Ltd.	343,000	2,272,801
Hitachi Metals Ltd.	15,000	184,855
Hokkaido Electric Power Co., Inc. (a)	12,900	174,112
Hokuhoku Financial Group, Inc.	85,000	178,831
Hokuriku Electric Power Co.	11,700	171,221
Honda Motor Co., Ltd.	115,700	4,422,375
Hoya Corp.	30,600	723,834
Hulic Co., Ltd.	18,200	273,613
Ibiden Co., Ltd.	8,400	137,858
Idemitsu Kosan Co., Ltd.	1,500	130,009
IHI Corp.	94,000	397,490

Common Stocks	Shares	Value
Japan (continued)
Inpex Corp.	61,600	$728,026
Isetan Mitsukoshi Holdings Ltd.	25,205	374,723
Isuzu Motors Ltd.	82,000	543,573
ITOCHU Corp.	105,200	1,295,978
Itochu Techno-Solutions Corp.	1,700	60,496
The Iyo Bank Ltd.	19,000	199,510
J. Front Retailing Co., Ltd.	34,600	281,042
Japan Airlines Co., Ltd.	4,340	262,978
Japan Exchange Group, Inc.	17,500	389,125
Japan Petroleum Exploration Co.	2,000	86,163
Japan Prime Realty Investment Corp.	53	186,162
Japan Real Estate Investment Corp.	42	489,690
Japan Retail Fund Investment Corp.	147	302,675
The Japan Steel Works Ltd.	24,000	139,745
Japan Tobacco, Inc.	78,100	2,815,485
JFE Holdings, Inc.	34,500	899,523
JGC Corp.	16,000	579,276
The Joyo Bank Ltd.	45,000	242,075
JSR Corp.	12,500	232,572
JTEKT Corp.	15,100	207,675
JX Holdings, Inc.	158,060	821,436
Kajima Corp.	57,800	235,432
Kamigumi Co., Ltd.	17,000	144,729
Kaneka Corp.	20,000	130,839
The Kansai Electric Power Co., Inc. (a)	48,400	622,622
Kansai Paint Co., Ltd.	18,000	239,206
Kao Corp.	37,800	1,180,449
Kawasaki Heavy Industries Ltd.	99,000	431,129
KDDI Corp.	38,300	1,968,235
Keikyu Corp.	32,000	302,971
Keio Corp.	41,000	294,502
Keisei Electric Railway Co., Ltd.	20,000	208,801
Keyence Corp.	3,292	1,252,584
Kikkoman Corp.	12,000	220,025
Kinden Corp.	10,000	107,918
Kintetsu Corp.	116,000	433,115
Kirin Holdings Co., Ltd.	60,000	876,010
Kobe Steel Ltd. (a)	179,000	333,659
Koito Manufacturing Co., Ltd.	7,000	133,489
Komatsu Ltd.	66,600	1,662,933
Konami Corp.	6,800	157,241
Konica Minolta Holdings, Inc.	33,000	277,985
Kubota Corp.	75,000	1,090,054
Kuraray Co., Ltd.	24,400	293,275
Kurita Water Industries Ltd.	8,200	174,239
Kyocera Corp.	23,400	1,247,860
Kyowa Hakko Kirin Co., Ltd.	15,000	154,452
Kyushu Electric Power Co., Inc. (a)	29,800	426,389
Lawson, Inc.	4,700	368,501

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
LIXIL Group Corp.	18,500	$381,376
M3, Inc.	56	155,292
Mabuchi Motor Co., Ltd.	1,800	95,157
Makita Corp.	8,000	466,106
Marubeni Corp.	119,000	941,100
Marui Group Co., Ltd.	15,700	147,514
Maruichi Steel Tube Ltd.	3,400	84,604
Mazda Motor Corp. (a)	188,400	846,922
McDonald’s Holdings Co. Japan Ltd.	4,500	123,974
Medipal Holdings Corp.	10,100	124,777
Meiji Holdings Co., Ltd.	4,393	240,787
Miraca Holdings, Inc.	4,100	183,238
Mitsubishi Chemical Holdings Corp.	92,000	431,091
Mitsubishi Corp.	100,300	2,036,472
Mitsubishi Electric Corp.	137,000	1,445,611
Mitsubishi Estate Co., Ltd.	89,000	2,637,579
Mitsubishi Gas Chemical Co., Inc.	27,000	227,530
Mitsubishi Heavy Industries Ltd.	212,200	1,223,708
Mitsubishi Logistics Corp.	9,000	136,466
Mitsubishi Materials Corp.	77,000	319,056
Mitsubishi Motors Corp. (a)	29,900	332,199
Mitsubishi Tanabe Pharma Corp.	16,000	224,554
Mitsubishi UFJ Financial Group, Inc.	903,274	5,793,923
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,900	222,746
Mitsui & Co., Ltd.	124,200	1,811,076
Mitsui Chemicals, Inc.	49,000	134,825
Mitsui Fudosan Co., Ltd.	60,000	2,026,162
Mitsui OSK Lines Ltd. (a)	76,000	344,269
Mizuho Financial Group, Inc.	1,630,664	3,544,986
MS&AD Insurance Group Holdings, Inc.	34,970	916,586
Murata Manufacturing Co., Ltd.	14,600	1,118,420
Nabtesco Corp.	7,300	178,413
Namco Bandai Holdings, Inc.	13,000	243,089
NEC Corp.	157,000	364,752
Nexon Co., Ltd.	7,300	89,223
NGK Insulators Ltd.	19,000	289,473
NGK Spark Plug Co., Ltd.	13,000	288,522
NHK Spring Co., Ltd.	10,700	109,925
Nidec Corp.	7,000	589,772
Nikon Corp.	24,000	420,692
Nintendo Co., Ltd.	7,500	849,480
Nippon Building Fund, Inc.	47	583,155
Nippon Electric Glass Co., Ltd.	26,500	142,309
Nippon Express Co., Ltd.	53,000	266,319
Nippon Meat Packers, Inc.	11,000	157,881
Nippon Prologis REIT, Inc.	18	180,372
Nippon Steel & Sumitomo Metal	532,265	1,812,913

Common Stocks	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	31,076	$1,617,525
Nippon Yusen KK	112,000	355,180
The Nishi-Nippon City Bank Ltd.	48,000	131,011
Nissan Motor Co., Ltd.	177,200	1,788,432
Nisshin Seifun Group, Inc.	15,400	155,661
Nissin Foods Holdings Co., Ltd.	4,300	176,705
Nitori Holdings Co., Ltd.	2,300	210,623
Nitto Denko Corp.	11,310	737,568
NKSJ Holdings, Inc.	22,575	582,337
NOK Corp.	7,100	110,887
Nomura Holdings, Inc.	258,100	2,018,785
Nomura Real Estate Holdings, Inc.	8,800	217,271
Nomura Real Estate Office Fund, Inc.	27	138,812
Nomura Research Institute Ltd.	6,900	239,705
NSK Ltd.	32,000	328,250
NTT Data Corp.	9,100	307,980
NTT DoCoMo, Inc.	109,300	1,771,113
NTT Urban Development Corp.	8,400	110,749
Obayashi Corp.	46,000	275,262
Odakyu Electric Railway Co., Ltd.	44,000	437,998
Oji Holdings Corp.	57,000	268,003
Olympus Corp. (a)	16,400	500,958
Omron Corp.	14,400	521,623
Ono Pharmaceutical Co., Ltd.	5,800	356,373
Oracle Corp. Japan	2,600	96,993
Oriental Land Co., Ltd.	3,700	611,847
ORIX Corp.	86,900	1,420,635
Osaka Gas Co., Ltd.	128,000	545,650
Otsuka Corp.	1,100	140,756
Otsuka Holdings Co., Ltd.	25,600	742,288
Panasonic Corp. (a)	157,200	1,521,811
Park24 Co., Ltd.	7,000	124,563
Rakuten, Inc.	50,700	769,602
Resona Holdings, Inc.	137,656	706,727
Ricoh Co., Ltd.	48,000	556,196
Rinnai Corp.	2,300	170,922
Rohm Co., Ltd.	6,900	284,534
Sankyo Co., Ltd.	3,600	176,032
Sanrio Co., Ltd.	3,200	197,243
Santen Pharmaceutical Co., Ltd.	5,200	252,522
SBI Holdings, Inc.	12,940	167,942
Secom Co., Ltd.	15,300	958,972
Sega Sammy Holdings, Inc.	12,932	373,148
Sekisui Chemical Co., Ltd.	29,000	295,804
Sekisui House Ltd.	38,000	512,600
Seven & I Holdings Co., Ltd.	53,700	1,968,640
Seven Bank Ltd.	39,600	132,655
Sharp Corp. (a)	76,000	280,280
Shikoku Electric Power Co., Inc. (a)	12,200	207,809
Shimadzu Corp.	16,000	151,967
Shimamura Co., Ltd.	1,600	159,304

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 6

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Shimano, Inc.	5,600	$500,812
Shimizu Corp.	41,000	200,325
Shin-Etsu Chemical Co., Ltd.	29,300	1,797,733
Shinsei Bank Ltd.	110,000	268,472
Shionogi & Co., Ltd.	20,900	439,972
Shiseido Co., Ltd.	24,200	435,877
The Shizuoka Bank Ltd.	41,000	467,705
Showa Denko KK	101,000	137,286
Showa Shell Sekiyu KK	13,200	147,878
SMC Corp.	3,700	883,063
Softbank Corp.	68,000	4,722,429
Sojitz Corp.	87,100	171,040
Sony Corp.	72,400	1,554,055
Sony Financial Holdings, Inc.	12,300	225,978
Stanley Electric Co., Ltd.	9,700	206,812
Sumco Corp.	8,600	70,170
Sumitomo Chemical Co., Ltd.	106,000	405,607
Sumitomo Corp.	81,100	1,096,121
Sumitomo Electric Industries Ltd.	54,600	794,130
Sumitomo Heavy Industries Ltd.	38,000	173,296
Sumitomo Metal Mining Co., Ltd.	38,000	539,988
Sumitomo Mitsui Financial Group, Inc.	90,250	4,370,397
Sumitomo Mitsui Trust Holdings, Inc.	231,820	1,152,160
Sumitomo Realty & Development Co., Ltd.	25,000	1,191,561
Sumitomo Rubber Industries Ltd.	11,800	182,644
Suntory Beverage & Food Ltd. (a)	8,500	286,663
Suruga Bank Ltd.	13,000	224,103
Suzuken Co., Ltd	4,900	161,391
Suzuki Motor Corp.	25,700	619,418
Sysmex Corp.	5,100	326,145
T&D Holdings, Inc.	41,100	510,346
Taiheiyo Cement Corp.	82,000	358,575
Taisei Corp.	65,000	319,925
Taisho Pharmaceutical Holdings Co., Ltd.	2,400	158,489
Taiyo Nippon Sanso Corp.	18,000	120,991
Takashimaya Co., Ltd.	19,000	178,683
Takeda Pharmaceutical Co., Ltd.	56,300	2,659,048
TDK Corp.	8,800	346,673
Teijin Ltd.	63,000	145,610
Terumo Corp.	11,000	566,283
THK Co., Ltd.	8,200	182,650
Tobu Railway Co., Ltd.	72,000	380,719
Toho Co., Ltd.	7,800	162,865
Toho Gas Co., Ltd.	30,000	157,250
Tohoku Electric Power Co., Inc. (a)	32,300	397,889
Tokio Marine Holdings, Inc.	49,400	1,619,581
The Tokyo Electric Power Co., Inc. (a)	98,800	615,509
Tokyo Electron Ltd.	12,200	656,351

Common Stocks	Shares	Value
Japan (concluded)
Tokyo Gas Co., Ltd.	178,000	$976,315
Tokyo Tatemono Co., Ltd.	29,000	266,634
Tokyu Corp.	81,000	578,904
Tokyu Land Corp.	29,000	300,193
TonenGeneral Sekiyu KK	19,000	175,747
Toppan Printing Co., Ltd.	39,000	315,195
Toray Industries, Inc.	103,700	683,858
Toshiba Corp.	288,000	1,297,931
Toto Ltd.	20,000	280,556
Toyo Seikan Kaisha Ltd.	10,500	206,927
Toyo Suisan Kaisha Ltd.	6,000	176,165
Toyoda Gosei Co., Ltd.	4,900	121,139
Toyota Boshoku Corp.	5,000	67,188
Toyota Industries Corp.	11,100	480,631
Toyota Motor Corp.	195,200	12,519,643
Toyota Tsusho Corp.	14,900	390,696
Trend Micro, Inc.	7,500	280,264
Tsumura & Co.	4,100	120,353
Ube Industries Ltd.	68,000	128,452
Unicharm Corp.	8,000	468,169
United Urban Investment Corp.	164	250,215
USS Co., Ltd.	16,100	233,117
West Japan Railway Co.	11,600	497,346
Yahoo! Japan Corp.	102,000	580,356
Yakult Honsha Co., Ltd.	5,900	296,224
Yamada Denki Co., Ltd.	60,900	180,132
Yamaguchi Financial Group, Inc.	14,000	137,742
Yamaha Corp.	10,800	154,742
Yamaha Motor Co., Ltd.	19,800	291,222
Yamato Holdings Co., Ltd.	25,100	566,871
Yamato Kogyo Co., Ltd.	2,900	107,919
Yamazaki Baking Co., Ltd.	8,000	86,400
Yaskawa Electric Corp.	15,000	211,904
Yokogawa Electric Corp.	13,900	198,527
The Yokohama Rubber Co., Ltd.	14,000	138,659

		192,100,981

Netherlands – 3.0%
Aegon NV	127,927	946,563
Akzo Nobel NV	17,089	1,122,757
ASML Holding NV	25,346	2,503,550
CNH Industrial NV (a)	60,229	772,438
Corio NV	4,942	212,890
Delta Lloyd NV	12,841	273,518
European Aeronautic Defence and Space Co. NV	41,543	2,647,210
Fugro NV CVA	4,803	292,816
Gemalto NV	5,615	602,915
Heineken Holding NV	6,826	431,575
Heineken NV	16,693	1,182,646
ING Groep NV CVA (a)	270,998	3,075,009
Koninklijke Ahold NV	72,153	1,250,066

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
Koninklijke Boskalis Westminster NV	5,261	$233,191
Koninklijke DSM NV	10,880	820,751
Koninklijke KPN NV (a)	230,789	734,856
Koninklijke Philips Electronics NV	67,799	2,187,265
Koninklijke Vopak NV	4,966	284,598
OCI NV (a)	6,327	213,987
QIAGEN NV (a)	16,630	358,012
Randstad Holding NV	8,471	477,778
Reed Elsevier NV	49,940	1,004,239
STMicroelectronics NV	44,821	413,645
TNT Express NV	26,340	240,439
Unilever NV CVA	115,228	4,397,870
Wolters Kluwer NV	21,091	543,776
Ziggo NV	10,528	426,618

		27,650,978

New Zealand – 0.1%
Auckland International Airport Ltd.	67,740	186,474
Contact Energy Ltd.	25,128	112,898
Fletcher Building Ltd.	45,754	360,659
SKYCITY Entertainment Group Ltd.	39,554	131,733
Telecom Corp. of New Zealand Ltd.	133,496	257,512

		1,049,276

Norway – 0.8%
Aker Solutions ASA	12,065	169,418
DnB NOR ASA	69,978	1,062,674
Gjensidige Forsikring ASA	14,091	212,711
Norsk Hydro ASA	67,655	280,601
Orkla ASA	51,770	377,144
Seadrill Ltd.	26,947	1,210,275
Statoil ASA	79,144	1,797,613
Subsea 7 SA	17,905	372,199
Telenor ASA	50,305	1,149,641
Yara International ASA	13,077	539,969

		7,172,245

Portugal – 0.2%
Banco Espirito Santo SA, Registered Shares (a)	140,243	149,227
EDP - Energias de Portugal SA	136,212	497,622
Galp Energia SGPS SA	24,053	400,165
Jeronimo Martins SGPS SA	18,024	369,877
Portugal Telecom SGPS SA, Registered Shares	44,559	200,910

		1,617,801

Singapore – 1.5%
Ascendas Real Estate Investment Trust	136,962	249,201
CapitaCommercial Trust	138,000	159,328
CapitaLand Ltd.	180,749	445,688

Common Stocks	Shares	Value
Singapore (concluded)
CapitaMall Trust	166,700	$260,457
CapitaMalls Asia Ltd.	100,000	156,001
City Developments Ltd.	29,535	242,086
ComfortDelGro Corp. Ltd.	135,816	213,718
DBS Group Holdings Ltd.	120,407	1,576,202
Genting Singapore PLC	433,227	496,699
Global Logistic Properties Ltd.	209,000	481,119
Golden Agri-Resources Ltd.	511,251	212,021
Hutchison Port Holdings Trust	371,000	289,565
Jardine Cycle & Carriage Ltd.	7,721	235,137
Keppel Corp. Ltd.	101,577	844,459
Keppel Land Ltd.	44,000	124,203
Keppel REIT	8,526	8,349
Noble Group Ltd.	277,840	206,258
Olam International Ltd.	108,900	133,047
Oversea-Chinese Banking Corp.	186,914	1,536,016
SembCorp Industries Ltd.	70,590	298,046
SembCorp Marine Ltd.	59,197	214,003
Singapore Airlines Ltd.	38,009	316,500
Singapore Exchange Ltd.	60,000	347,549
Singapore Press Holdings Ltd.	99,985	327,579
Singapore Technologies Engineering Ltd.	107,213	356,862
Singapore Telecommunications Ltd.	562,132	1,674,079
StarHub Ltd.	44,157	151,086
United Overseas Bank Ltd.	88,572	1,460,984
UOL Group Ltd.	32,457	159,346
Wilmar International Ltd.	145,670	368,230
Yangzijiang Shipbuilding Holdings Ltd.	135,183	118,118

		13,661,936

Spain – 3.0%
Abertis Infraestructuras SA	25,784	501,116
Acciona SA	1,866	106,380
ACS Actividades de Construccion y Servicios SA	10,342	329,327
Amadeus IT Holding SA, Class A, Class A	27,456	973,512
Banco Bilbao Vizcaya Argentaria SA	391,575	4,378,753
Banco de Sabadell SA	182,389	459,246
Banco Popular Espanol SA (a)	90,331	484,920
Banco Santander SA	787,729	6,422,457
Bankia SA (a)	289,400	315,967
CaixaBank SA	83,158	365,387
Distribuidora Internacional de Alimentacion SA	44,071	382,080
Enagas SA	13,781	337,733
Ferrovial SA	28,157	507,120
Gas Natural SDG SA	24,460	511,388
Grifols SA	10,088	414,256

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain (concluded)
Iberdrola SA	338,591	$1,968,128
Inditex SA	15,509	2,392,303
International Consolidated Airlines Group SA (a)	65,894	360,061
Mapfre SA	56,128	200,916
Red Electrica Corp. SA	7,322	416,773
Repsol YPF SA	61,095	1,514,767
Telefonica SA (a)	290,372	4,514,156
Zardoya Otis SA	11,808	191,717

		28,048,463

Sweden – 3.1%
Alfa Laval AB	22,134	534,269
Assa Abloy AB, Class B	23,966	1,101,286
Atlas Copco AB, Class A	46,859	1,372,713
Atlas Copco AB, Class B	27,485	726,328
Boliden AB	19,708	295,070
Electrolux AB, Class B	17,162	444,402
Elekta AB, B Shares	24,898	401,447
Getinge AB, Class B	14,243	509,206
Hennes & Mauritz AB, Class B	67,033	2,912,348
Hexagon AB, Class B	17,051	514,009
Husqvarna AB, Class B	29,922	194,211
Industrivarden AB, Class C	8,006	147,375
Investment AB Kinnevik, Class B	15,931	551,517
Investor AB, Class B	32,724	992,436
Lundin Petroleum AB (a)	15,784	339,858
Millicom International Cellular SA	4,433	392,174
Nordea Bank AB	200,757	2,422,552
Ratos AB, Class B	13,092	121,860
Sandvik AB	76,667	1,058,925
Scania AB, Class B	22,750	487,722
Securitas AB, Class B	22,513	257,072
Skandinaviska Enskilda Banken AB, Class A	105,453	1,117,827
Skanska AB, Class B	27,293	525,290
SKF AB, Class B	27,614	768,631
Svenska Cellulosa AB, B Shares	41,773	1,052,648
Svenska Handelsbanken AB, Class A	35,677	1,526,426
Swedbank AB, Class A	64,800	1,509,381
Swedish Match AB	14,574	514,166
Tele2 AB, Class B	22,260	284,568
Telefonaktiebolaget LM Ericsson, Class B	215,027	2,863,887
TeliaSonera AB	165,633	1,267,249
Volvo AB, Class B	107,753	1,614,666

		28,821,519

Switzerland – 9.2%
ABB Ltd., Registered Shares	156,463	3,695,543
Actelion Ltd., Registered Shares	7,553	536,275
Adecco SA, Registered Shares (a)	9,342	666,421

Common Stocks	Shares	Value
Switzerland (continued)
Aryzta AG	6,071	$405,765
Baloise Holding AG, Registered Shares	3,370	372,768
Banque Cantonale Vaudoise, Registered Shares	218	120,000
Barry Callebaut AG, Registered Shares	144	144,581
Cie Financiere Richemont SA, Class A	36,301	3,637,207
Coca-Cola HBC AG, ADR	13,591	405,963
Credit Suisse Group AG, Registered Shares	106,308	3,251,103
EMS-Chemie Holding AG, Registered Shares	575	203,472
Geberit AG, Registered Shares	2,657	717,946
Givaudan SA, Registered Shares	607	887,178
Glencore Xstrata PLC (a)	750,264	4,085,409
Holcim Ltd., Registered Shares (a)	15,994	1,192,476
Julius Baer Group Ltd.	15,956	745,038
Kuehne & Nagel International AG, Registered Shares	3,836	503,145
Lindt & Spruengli AG	62	254,417
Lindt & Spruengli AG, Registered Shares	7	332,836
Lonza Group AG, Registered Shares	3,900	319,416
Nestle SA, Registered Shares	228,120	15,907,746
Novartis AG, Registered Shares	162,697	12,514,356
Pargesa Holding SA, Bearer Shares	2,037	152,795
Partners Group Holding AG	1,231	302,156
Roche Holding AG	49,689	13,409,739
Schindler Holding AG, Participation Certificates	3,448	518,094
Schindler Holding AG, Registered Shares	1,514	220,344
SGS SA, Registered Shares	402	960,745
Sika AG	150	437,672
Sonova Holding AG, Registered Shares	3,539	440,407
Sulzer AG, Registered Shares	1,732	268,161
The Swatch Group AG, Bearer Shares	2,243	1,444,540
The Swatch Group AG, Registered Shares	2,893	326,490
Swiss Life Holding, Registered Shares AG (a)	2,180	412,791
Swiss Prime Site AG, Registered Shares	3,878	300,082
Swiss Re AG	25,153	2,083,938
Swisscom AG, Registered Shares	1,649	792,386
Syngenta AG, Registered Shares	6,643	2,715,038
Transocean Ltd.	25,149	1,117,699
UBS AG, Registered Shares (a)	258,271	5,293,374

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland (concluded)
Zurich Insurance Group AG (a)	10,571	$2,725,085

		84,820,597

United Kingdom – 20.3%
3i Group PLC	70,067	412,352
Aberdeen Asset Management PLC	68,601	420,140
Admiral Group PLC	13,005	259,415
Aggreko PLC	19,053	494,426
AMEC PLC	21,725	377,436
Anglo American PLC	98,903	2,428,540
Antofagasta PLC	27,589	365,388
ARM Holdings PLC	97,321	1,557,719
Associated British Foods PLC	25,096	761,662
AstraZeneca PLC	88,557	4,603,642
Aviva PLC	210,364	1,350,245
Babcock International Group PLC	25,142	486,496
BAE Systems PLC	230,170	1,691,708
Barclays PLC	864,691	3,695,407
BG Group PLC	240,796	4,596,714
BHP Billiton PLC	149,421	4,395,417
BP PLC	1,340,320	9,396,771
British American Tobacco PLC	135,616	7,137,373
British Land Co. PLC	64,181	599,561
British Sky Broadcasting Group PLC	73,252	1,031,713
BT Group PLC	557,956	3,089,255
Bunzl PLC	22,663	490,897
Burberry Group PLC	31,058	821,832
The Capita Group PLC	44,878	723,359
Capital Shopping Centres Group PLC	47,929	248,978
Carnival PLC	12,755	432,134
Centrica PLC	369,348	2,210,516
Cobham PLC	76,587	356,102
Compass Group PLC	127,724	1,756,969
Croda International PLC	9,099	390,693
Diageo PLC	177,631	5,646,431
Direct Line Insurance Group PLC	59,281	204,608
easyJet PLC	11,381	235,173
Experian PLC	70,584	1,343,902
Fresnillo PLC	12,548	197,552
G4S PLC	112,138	461,944
GKN PLC	118,834	657,452
GlaxoSmithKline PLC	348,129	8,752,920
Hammerson PLC	50,178	406,797
Hargreaves Lansdown PLC	14,330	227,201
HSBC Holdings PLC	1,314,208	14,224,140
ICAP PLC	39,581	239,523
IMI PLC	21,763	512,387
Imperial Tobacco Group PLC	69,245	2,559,818
Inmarsat PLC	31,730	363,952
InterContinental Hotels Group PLC	18,221	531,895
Intertek Group PLC	11,383	609,592

Common Stocks	Shares	Value
United Kingdom (continued)
Invensys PLC	47,023	$379,284
Investec PLC	39,244	254,131
ITV PLC	269,138	763,696
J. Sainsbury PLC	87,231	552,847
Johnson Matthey PLC	13,997	636,036
Kingfisher PLC	170,700	1,066,332
Land Securities Group PLC	55,134	819,526
Legal & General Group PLC	409,953	1,300,844
Lloyds Banking Group PLC (a)	3,266,254	3,888,965
London Stock Exchange Group PLC	12,540	311,948
Marks & Spencer Group PLC	113,336	910,673
Meggitt PLC	53,279	473,212
Melrose Industries PLC	86,969	422,236
National Grid PLC	261,330	3,086,987
Next PLC	11,072	925,108
Old Mutual PLC	338,015	1,026,036
Pearson PLC	59,083	1,202,417
Persimmon PLC (a)	21,706	381,488
Petrofac Ltd.	18,345	416,744
Prudential PLC	181,029	3,367,900
Randgold Resources Ltd.	6,128	439,288
Reckitt Benckiser Group PLC	45,727	3,343,332
Reed Elsevier PLC	82,749	1,115,411
Resolution Ltd.	96,052	493,702
Rexam PLC	56,334	438,988
Rio Tinto PLC	89,875	4,387,070
Rolls-Royce Holdings PLC (a)	133,308	2,398,459
Royal Bank of Scotland Group PLC (a)	153,138	888,795
Royal Dutch Shell PLC, Class A	268,487	8,850,819
Royal Dutch Shell PLC, Class B	180,913	6,242,007
RSA Insurance Group PLC	250,260	489,563
SABMiller PLC	68,027	3,460,018
The Sage Group PLC	76,465	408,301
Schroders PLC	6,892	287,342
Segro PLC	52,071	261,179
Serco Group PLC	33,578	297,081
Severn Trent PLC	16,972	484,006
Shire PLC	38,620	1,544,981
Smith & Nephew PLC	63,578	793,199
Smiths Group PLC	27,823	629,285
SSE PLC	69,346	1,653,869
Standard Chartered PLC	171,109	4,099,382
Standard Life PLC	162,472	907,912
Tate & Lyle PLC	32,559	387,982
Tesco PLC	573,157	3,332,061
Travis Perkins PLC	17,409	465,091
Tui Travel PLC	31,441	187,110
Tullow Oil PLC	65,144	1,080,012
Unilever PLC	90,975	3,537,132
United Utilities Group PLC	48,256	539,734
Vedanta Resources PLC	7,316	127,999
Vodafone Group PLC	3,440,213	12,074,538

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 10

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
The Weir Group PLC	15,132	$570,390
Whitbread PLC	12,637	606,179
William Hill PLC	61,664	402,066
WM Morrison Supermarkets PLC	151,021	684,726
Wolseley PLC	19,659	1,017,111
WPP PLC	94,261	1,937,068

		186,807,745

Total Common Stocks – 96.3%		885,149,338

Rights
Hong Kong – 0.0%
New Hotel (Expires 12/31/13) (a)	3,302	—

Spain – 0.0%
Abertis Infraestructuras SA (Expires 10/09/13) (a)	25,784	25,080
Banco Bilbao Vizcaya Argentaria SA (Expires 10/14/13) (a)	391,575	53,504
Banco de Sabadell SA (a)	182,389	36,272

		114,856
United Kingdom – 0.0%
Barclays PLC (Expires 10/02/13)	216,172	282,593

Total Rights – 0.0%		397,449

Total Long-Term Investments (Cost – $633,260,118) – 96.3%		885,546,787

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (b)(c)	1,411,100	$1,411,100

Total Short-Term Securities (Cost – $ 1,411,100) – 0.2%		1,411,100

Total Investments (Cost – $ 634,671,218*) – 96.5%		886,957,887
Other Assets Less Liabilities – 3.5%		32,462,426

Net Assets – 100.0%		$919,420,313

* As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$676,675,219

Gross unrealized appreciation		$271,445,789
Gross unrealized depreciation		(61,163,121)

Net unrealized appreciation		$210,282,668

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity		Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	—	1,411,100	[1]	1,411,100	$1,530

[1]	Represents net shares purchased.

(c)	Represents the current yield as of report date.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 11

Schedule of Investments (continued)	Master International Index Series

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depository Receipts

REIT	Real Estate Investment Trust

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
232	DJ Euro Stoxx 50 Index	Eurex	December 2013	$9,036,067	$(23,444)
88	FTSE 100 Index	Euronext LIFFE	December 2013	$9,159,677	(208,147)
82	Nikkei 225 Index	Singapore Exchange	December 2013	$6,058,548	49,759
29	SPI 200 Index	Australian Securities Exchange	December 2013	$3,532,590	(20,152)

Total					$(201,984)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$70,360,973	$11	$70,360,984
Austria	—	2,562,871	—	2,562,871
Belgium	$176,810	10,133,803	—	10,310,613
Denmark	447,402	9,551,942	—	9,999,344

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 12

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks (concluded):
Finland	$—	$7,834,868	—	$7,834,868
France	1,753,824	81,938,511	—	83,692,335
Germany	1,863,378	75,093,124	—	76,956,502
Greece	—	357,031	—	357,031
Hong Kong	—	26,238,107	—	26,238,107
Ireland	620,741	2,568,973	—	3,189,714
Israel	244,786	3,671,102	—	3,915,888
Italy	—	17,979,540	—	17,979,540
Japan	460,446	191,640,535	—	192,100,981
Netherlands	1,589,340	26,061,638	—	27,650,978
New Zealand	—	1,049,276	—	1,049,276
Norway	372,199	6,800,046	—	7,172,245
Portugal	—	1,617,801	—	1,617,801
Singapore	—	13,661,936	—	13,661,936
Spain	—	28,048,463	—	28,048,463
Sweden	—	28,821,519	—	28,821,519
Switzerland	1,137,797	83,682,800	—	84,820,597
United Kingdom	1,236,321	185,571,424	—	186,807,745
Rights:
Spain	114,856	—	—	114,856
United Kingdom	282,593	—	—	282,593
Short-Term Securities	1,411,100	—	—	1,411,100

Total	$11,711,593	$875,246,283	$11	$886,957,887

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$49,759	—	—	$49,759
Liabilities:
Equity contracts	(251,743)	—	—	(251,743)

Total	$(201,984)	—	—	$(201,984)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,844,000	—	—	$1,844,000
Foreign currency at value	24,154,616	—	—	24,154,616

Total	$25,998,616	—	—	$25,998,616

There were no transfers between levels during the period ended September 30, 2013.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 13

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2013 is provided below.

	Shares	Market Value
COMMON STOCKS – 97.3%
Consumer Discretionary – 12.9%
Abercrombie & Fitch Co. Class A	13,046	$461,437
Amazon.com, Inc.(a)	59,692	18,662,107
AutoNation, Inc.(a)	10,363	540,638
AutoZone, Inc.(a)	5,764	2,436,616
Bed Bath & Beyond, Inc.(a)	36,545	2,827,121
Best Buy Co., Inc.	42,119	1,579,462
BorgWarner, Inc.	18,500	1,875,715
Cablevision Systems Corp.	35,600	599,504
CarMax, Inc.(a)	37,200	1,803,084
Carnival Corp.	70,650	2,306,016
CBS Corp. Class B	91,203	5,030,757
Chipotle Mexican Grill, Inc.(a)	5,100	2,186,370
Coach, Inc.	44,828	2,444,471
Comcast Corp. Class A	421,548	19,032,892
D.R. Horton, Inc.	46,076	895,257
Darden Restaurants, Inc.	20,588	953,019
Delphi Automotive PLC	45,500	2,658,110
DIRECTV(a)	82,277	4,916,051
Discovery Communications, Inc. Class A(a)	37,200	3,140,424
Dollar General Corp.(a)	48,200	2,721,372
Dollar Tree, Inc.(a)	36,600	2,092,056
eBay, Inc.(a)	186,803	10,421,739
Expedia, Inc.	17,357	898,919
Family Dollar Stores, Inc.	15,558	1,120,487
Ford Motor Co.	644,398	10,870,994
Fossil Group, Inc.(a)	8,800	1,022,912
GameStop Corp. Class A	19,500	968,175
Gannett Co., Inc.	39,574	1,060,187
Gap, Inc.	48,098	1,937,387
Garmin Ltd.	22,600	1,021,294
General Motors Co.(a)	151,700	5,456,649
Genuine Parts Co.	25,209	2,039,156
Goodyear Tire & Rubber Co.(a)	39,357	883,565
H&R Block, Inc.	43,615	1,162,776
Harley-Davidson, Inc.	35,801	2,299,856
Harman International Industries, Inc.	12,021	796,151
Hasbro, Inc.	17,825	840,271
Home Depot, Inc.	230,912	17,514,675
Host Hotels & Resorts, Inc.	118,721	2,097,800
International Game Technology	39,819	753,774
Interpublic Group of Cos., Inc.	71,894	1,235,139
JC Penney Co., Inc.(a)	39,710	350,242
Johnson Controls, Inc.	109,586	4,547,819
Kohl’s Corp.	34,533	1,787,083
L Brands, Inc.	38,167	2,332,004
Lennar Corp. Class A	25,931	917,957
Lowe’s Cos., Inc.	171,762	8,177,589
Macy’s, Inc.	61,423	2,657,773
Marriott International, Inc. Class A	39,050	1,642,443
Mattel, Inc.	55,276	2,313,853
McDonald’s Corp.	160,625	15,453,731
McGraw-Hill Cos., Inc.	45,766	3,001,792
NetFlix, Inc.(a)	9,500	2,937,495
Newell Rubbermaid, Inc.	47,893	1,317,057
News Corp. Class A(a)	80,202	1,288,044
NIKE, Inc. Class B	120,504	8,753,411
Nordstrom, Inc.	23,633	1,328,175

	Shares	Market Value
O’Reilly Automotive, Inc.(a)	17,700	$2,258,343
Omnicom Group, Inc.	40,441	2,565,577
PetSmart, Inc.	17,300	1,319,298
Priceline.com, Inc.(a)	8,290	8,380,775
PulteGroup, Inc.	54,705	902,632
PVH Corp.	13,000	1,542,970
Ralph Lauren Corp.	9,515	1,567,406
Ross Stores, Inc.	35,900	2,613,520
Scripps Networks Interactive, Inc. Class A	17,635	1,377,470
Snap-on, Inc.	9,212	916,594
Stanley Black & Decker, Inc.	25,707	2,328,283
Staples, Inc.	110,033	1,611,983
Starbucks Corp.	123,161	9,479,702
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,076,363
Target Corp.	102,816	6,578,168
Tiffany & Co.	19,880	1,523,206
Time Warner Cable, Inc.	46,071	5,141,524
Time Warner, Inc.	150,191	9,884,070
TJX Cos., Inc.	115,312	6,502,444
TripAdvisor, Inc.(a)	16,857	1,278,435
Twenty-First Century Fox, Inc.	320,809	10,747,101
Urban Outfitters, Inc.(a)	18,300	672,891
V.F. Corp.	14,393	2,864,927
Viacom, Inc. Class B	72,422	6,053,031
Walt Disney Co.	267,745	17,266,875
Washington Post Co. Class B	660	403,491
Whirlpool Corp.	12,661	1,854,077
Wyndham Worldwide Corp.	22,699	1,383,958
Wynn Resorts, Ltd.	12,700	2,006,727
Yum! Brands, Inc.	72,292	5,160,926

		320,633,620

Consumer Staples – 9.6%
Altria Group, Inc.	321,299	11,036,621
Archer-Daniels-Midland Co.	104,724	3,858,032
Avon Products, Inc.	67,660	1,393,796
Beam, Inc.	25,045	1,619,159
Brown-Forman Corp. Class B	26,182	1,783,780
Campbell Soup Co.	28,865	1,175,094
Clorox Co.	20,543	1,678,774
Coca-Cola Co.	615,022	23,297,033
Coca-Cola Enterprises, Inc.	40,801	1,640,608
Colgate-Palmolive Co.	144,602	8,574,899
ConAgra Foods, Inc.	65,375	1,983,478
Constellation Brands, Inc. Class A(a)	25,426	1,459,452
Costco Wholesale Corp.	69,989	8,057,134
CVS Caremark Corp.	196,832	11,170,216
Dr Pepper Snapple Group, Inc.	32,700	1,465,614
Estee Lauder Cos., Inc. Class A	41,204	2,880,160
General Mills, Inc.	103,664	4,967,579
Hormel Foods Corp.	21,200	892,944
Kellogg Co.	40,335	2,368,875
Kimberly-Clark Corp.	61,800	5,822,796
Kraft Foods Group, Inc.	94,769	4,969,686
Kroger Co.	81,676	3,294,810
Lorillard, Inc.	61,383	2,748,731
McCormick & Co., Inc.	20,753	1,342,719

See Notes to Financial Statements.

1

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Molson Coors Brewing Co. Class B	25,162	$1,261,371
Mondelez International, Inc. Class A	285,809	8,980,119
Monster Beverage Corp.(a)	24,300	1,269,675
PepsiCo, Inc.	248,554	19,760,043
Philip Morris International, Inc.	260,899	22,591,244
Procter & Gamble Co.	444,619	33,608,750
Reynolds American, Inc.	52,074	2,540,170
Safeway, Inc.	37,164	1,188,876
Sysco Corp.	93,209	2,966,842
The Hershey Co.	23,482	2,172,085
The J.M. Smucker Co.	17,160	1,802,486
Tyson Foods, Inc. Class A	44,235	1,250,966
Wal-Mart Stores, Inc.	263,302	19,473,816
Walgreen Co.	141,018	7,586,768
Whole Foods Market, Inc.	60,066	3,513,861

		239,449,062

Energy – 10.2%
Anadarko Petroleum Corp.	81,626	7,590,402
Apache Corp.	65,125	5,544,743
Baker Hughes, Inc.	69,973	3,435,674
Cabot Oil & Gas Corp.	67,500	2,519,100
Cameron International Corp.(a)	39,700	2,317,289
Chesapeake Energy Corp.	83,182	2,152,750
Chevron Corp.(b)	311,646	37,864,989
ConocoPhillips	198,530	13,799,820
Consol Energy, Inc.	34,973	1,176,841
Denbury Resources, Inc.(a)	61,500	1,132,215
Devon Energy Corp.	60,151	3,474,322
Diamond Offshore Drilling, Inc.	11,500	716,680
Ensco PLC Class A	36,500	1,961,875
EOG Resources, Inc.	43,617	7,383,486
EQT Corp.	24,100	2,138,152
ExxonMobil Corp.(b)	713,347	61,376,376
FMC Technologies, Inc.(a)	38,600	2,139,212
Halliburton Co.	138,434	6,665,597
Helmerich & Payne, Inc.	16,300	1,123,885
Hess Corp.	47,801	3,696,929
Kinder Morgan, Inc.	108,526	3,860,270
Marathon Oil Corp.	111,777	3,898,782
Marathon Petroleum Corp.	51,688	3,324,572
Murphy Oil Corp.	28,841	1,739,689
Nabors Industries, Ltd.	48,204	774,156
National Oilwell Varco, Inc.	70,757	5,526,829
Newfield Exploration Co.(a)	20,600	563,822
Noble Corp.	39,400	1,488,138
Noble Energy, Inc.	57,920	3,881,219
Occidental Petroleum Corp.	130,444	12,201,732
Peabody Energy Corp.	44,124	761,139
Phillips 66	99,165	5,733,720
Pioneer Natural Resources Co.	22,300	4,210,240
QEP Resources, Inc.	27,068	749,513
Range Resources Corp.	25,500	1,935,195
Rowan Cos. PLC Class A(a)	19,620	720,446
Schlumberger, Ltd.	213,858	18,896,493
Southwestern Energy Co.(a)	56,300	2,048,194
Spectra Energy Corp.	107,798	3,689,926

	Shares	Market Value
Tesoro Corp.	23,165	$1,018,797
Valero Energy Corp.	87,909	3,002,092
Williams Cos., Inc.	108,468	3,943,897
WPX Energy, Inc.(a)	30,856	594,287

		252,773,485

Financials – 16.7%
ACE, Ltd.	54,100	5,061,596
AFLAC, Inc.	73,990	4,586,640
Allstate Corp.	76,406	3,862,323
American Express Co.	149,564	11,295,073
American International Group, Inc.	239,033	11,624,175
American Tower Corp. REIT	62,800	4,655,364
Ameriprise Financial, Inc.	32,307	2,942,522
Aon PLC	49,547	3,688,279
Apartment Investment & Management Co. Class A	22,952	641,279
Assurant, Inc.	14,131	764,487
AvalonBay Communities, Inc.	19,298	2,452,583
Bank of America Corp.	1,730,771	23,884,640
BB&T Corp.	111,970	3,778,987
Berkshire Hathaway, Inc. Class B(a)	292,203	33,167,963
BlackRock, Inc.	20,434	5,529,849
Boston Properties, Inc.	23,867	2,551,382
Capital One Financial Corp.	96,463	6,630,867
CBRE Group, Inc.(a)	49,575	1,146,670
Charles Schwab Corp.	186,393	3,940,348
Chubb Corp.	41,475	3,702,058
Cincinnati Financial Corp.	23,114	1,090,056
Citigroup, Inc.	494,420	23,984,314
CME Group, Inc.	50,655	3,742,391
Comerica, Inc.	29,944	1,177,099
DDR Corp. REIT	1,532	24,068
Discover Financial Services	79,005	3,992,913
E*Trade Financial Corp.(a)	44,931	741,361
Equity Residential	54,057	2,895,833
Fifth Third Bancorp	141,716	2,556,557
Franklin Resources, Inc.	68,940	3,484,917
Genworth Financial, Inc. Class A(a)	82,251	1,051,990
Goldman Sachs Group, Inc.	67,334	10,652,912
Hartford Financial Services Group, Inc.	74,097	2,305,899
HCP, Inc.	73,400	3,005,730
Health Care REIT, Inc.	46,100	2,875,718
Hudson City Bancorp, Inc.	76,692	694,063
Huntington Bancshares, Inc.	141,956	1,172,557
IntercontinentalExchange, Inc.(a)	11,980	2,173,412
Invesco Ltd.	72,200	2,303,180
J.P. Morgan Chase & Co.	611,215	31,593,703
KeyCorp	148,675	1,694,895
Kimco Realty Corp.	62,669	1,264,660
Legg Mason, Inc.	18,042	603,324
Leucadia National Corp.	46,736	1,273,089
Lincoln National Corp.	42,992	1,805,234
Loews Corp.	49,231	2,301,057
M&T Bank Corp.	20,937	2,343,269
Marsh & McLennan Cos., Inc.	88,553	3,856,483
Mastercard, Inc. Class A	16,900	11,369,982

See Notes to Financial Statements.

2

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
MetLife, Inc.	183,696	$8,624,527
Moody’s Corp.	30,266	2,128,608
Morgan Stanley	224,130	6,040,303
NASDAQ OMX Group, Inc.	18,400	590,456
Northern Trust Corp.	36,406	1,980,122
NYSE Euronext	40,200	1,687,596
Paychex, Inc.	50,738	2,061,992
People’s United Financial, Inc.	57,000	819,660
PNC Financial Services Group, Inc.	85,717	6,210,197
Principal Financial Group, Inc.	43,391	1,858,003
Progressive Corp.	88,101	2,398,990
ProLogis, Inc.	78,999	2,971,942
Prudential Financial, Inc.	74,339	5,796,955
Public Storage, Inc.	23,087	3,706,618
Regions Financial Corp.	226,389	2,096,362
Simon Property Group, Inc.	50,815	7,532,307
SLM Corp.	69,254	1,724,425
State Street Corp.(c)	72,725	4,781,669
SunTrust Banks, Inc.	86,518	2,804,914
T. Rowe Price Group, Inc.	41,175	2,961,718
The Bank of New York Mellon Corp.	184,485	5,569,602
The Macerich Co. REIT	21,800	1,230,392
Torchmark Corp.	14,931	1,080,258
Total System Services, Inc.	26,575	781,836
Travelers Cos., Inc.	60,504	5,128,924
U.S. Bancorp	299,052	10,939,322
Unum Group	40,929	1,245,879
Ventas, Inc.	46,600	2,865,900
Visa, Inc. Class A	83,200	15,899,520
Vornado Realty Trust	28,014	2,354,857
Wells Fargo & Co.	784,549	32,417,565
Western Union Co.	86,585	1,615,676
XL Group PLC	44,968	1,385,914
Zions Bancorp.	30,453	835,021

		416,065,781

Health Care – 12.4%
Abbott Laboratories	252,406	8,377,355
AbbVie, Inc.	257,506	11,518,243
Actavis, Inc.(a)	27,946	4,024,224
Aetna, Inc.	60,559	3,876,987
Alexion Pharmaceuticals, Inc.(a)	32,400	3,763,584
Allergan, Inc.	49,192	4,449,416
AmerisourceBergen Corp.	36,686	2,241,515
Amgen, Inc.	121,445	13,594,553
Baxter International, Inc.	88,461	5,811,003
Becton Dickinson and Co.	31,397	3,140,328
Biogen Idec, Inc.(a)	38,031	9,156,344
Boston Scientific Corp.(a)	219,034	2,571,459
Bristol-Myers Squibb Co.	265,316	12,278,824
C.R. Bard, Inc.	11,997	1,382,054
Cardinal Health, Inc.	53,957	2,813,858
CareFusion Corp.(a)	33,878	1,250,098
Celgene Corp.(a)	66,818	10,285,295
Cerner Corp.(a)	46,000	2,417,300
CIGNA Corp.	45,996	3,535,253
Covidien PLC	77,100	4,698,474

	Shares	Market Value
DaVita, Inc.(a)	30,700	$1,746,830
Dentsply International, Inc.	23,300	1,011,453
Edwards Lifesciences Corp.(a)	19,000	1,322,970
Eli Lilly & Co.	160,675	8,086,773
Express Scripts Holding Co.(a)	133,214	8,229,961
Forest Laboratories, Inc.(a)	37,402	1,600,432
Gilead Sciences, Inc.(a)	246,698	15,502,502
Hospira, Inc.(a)	25,303	992,384
Humana, Inc.	25,207	2,352,569
Intuitive Surgical, Inc.(a)	6,300	2,370,501
Johnson & Johnson	457,249	39,638,916
Laboratory Corp. of America Holdings(a)	15,422	1,528,937
Life Technologies Corp.(a)	27,887	2,086,784
McKesson Corp.	37,255	4,779,816
Mead Johnson Nutrition Co.	32,618	2,422,213
Medtronic, Inc.	163,778	8,721,178
Merck & Co., Inc.	471,670	22,456,209
Mylan, Inc.(a)	63,209	2,412,688
Patterson Cos., Inc.	12,894	518,339
Perrigo Co.	14,400	1,776,672
Pfizer, Inc.	1,073,781	30,828,252
Quest Diagnostics, Inc.	25,600	1,581,824
Regeneron Pharmaceuticals, Inc.(a)	12,600	3,942,162
St. Jude Medical, Inc.	45,126	2,420,559
Stryker Corp.	46,289	3,128,673
Tenet Healthcare Corp.(a)	15,542	640,175
UnitedHealth Group, Inc.	165,096	11,822,525
Varian Medical Systems, Inc.(a)	18,060	1,349,624
Vertex Pharmaceuticals, Inc.(a)	37,500	2,843,250
WellPoint, Inc.	47,738	3,991,374
Zimmer Holdings, Inc.	26,952	2,213,837
Zoetis, Inc.	79,448	2,472,422

		307,978,971

Industrials – 10.7%
3M Co.	104,672	12,498,884
ADT Corp.	36,250	1,473,925
AMETEK, Inc.	39,400	1,813,188
Amphenol Corp. Class A	26,100	2,019,618
Avery Dennison Corp.	15,388	669,686
Boeing Co.	111,888	13,146,840
Caterpillar, Inc.	102,579	8,552,011
CH Robinson Worldwide, Inc.	25,861	1,540,281
Cintas Corp.	17,588	900,506
CSX Corp.	162,814	4,190,832
Cummins, Inc.	28,358	3,767,927
Danaher Corp.	96,372	6,680,507
Deere & Co.	62,337	5,073,608
Delta Air Lines, Inc.	135,700	3,201,163
Dover Corp.	27,895	2,505,808
Eaton Corp. PLC	75,124	5,171,536
Emerson Electric Co.	115,248	7,456,546
Equifax, Inc.	19,983	1,195,983
Expeditors International of Washington, Inc.	34,020	1,498,921
Fastenal Co.	42,500	2,135,625
FedEx Corp.	47,900	5,465,869
First Solar, Inc.(a)	10,570	425,020
Flir Systems, Inc.	23,500	737,900

See Notes to Financial Statements.

3

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS (continued)
Industrials – (continued)
Flowserve Corp.	21,900	$1,366,341
Fluor Corp.	26,060	1,849,218
Fortune Brands Home & Security, Inc.	1,145	47,666
General Dynamics Corp.	53,161	4,652,651
General Electric Co.	1,652,333	39,474,235
Honeywell International, Inc.	125,781	10,444,854
Illinois Tool Works, Inc.	66,271	5,054,489
Ingersoll-Rand PLC	44,500	2,889,830
Iron Mountain, Inc.	26,910	727,108
Jacobs Engineering Group, Inc.(a)	20,400	1,186,872
Joy Global, Inc.	17,200	877,888
Kansas City Southern	17,500	1,913,800
L-3 Communications Holdings, Inc.	14,403	1,361,083
Leggett & Platt, Inc.	24,198	729,570
Lockheed Martin Corp.	43,552	5,555,058
Masco Corp.	57,123	1,215,577
Nielsen Holdings NV	33,300	1,213,785
Norfolk Southern Corp.	50,055	3,871,754
Northrop Grumman Corp.	38,911	3,706,662
PACCAR, Inc.	56,774	3,160,041
Pall Corp.	18,609	1,433,637
Parker Hannifin Corp.	23,903	2,598,734
Pentair, Ltd.	33,495	2,175,165
Pitney Bowes, Inc.	29,727	540,734
Precision Castparts Corp.	24,007	5,455,351
Quanta Services, Inc.(a)	35,000	962,850
Raytheon Co.	52,382	4,037,081
Republic Services, Inc.	47,503	1,584,700
Robert Half International, Inc.	23,540	918,766
Rockwell Automation, Inc.	22,505	2,406,685
Rockwell Collins, Inc.	22,531	1,528,954
Roper Industries, Inc.	16,100	2,139,207
Ryder System, Inc.	7,921	472,884
Southwest Airlines Co.	114,186	1,662,548
Stericycle, Inc.(a)	14,100	1,627,140
Textron, Inc.	44,839	1,238,005
Thermo Fisher Scientific, Inc.	59,624	5,494,352
Tyco International Ltd.	74,300	2,599,014
Union Pacific Corp.	74,768	11,614,461
United Parcel Service, Inc. Class B	118,146	10,795,000
United Technologies Corp.	137,678	14,844,442
W.W. Grainger, Inc.	9,669	2,530,474
Waste Management, Inc.	73,139	3,016,252
Xylem, Inc.	28,692	801,368

		265,898,470

Information Technology – 15.8%
Accenture PLC Class A	104,100	7,665,924
Adobe Systems, Inc.(a)	75,257	3,908,849
Agilent Technologies, Inc.	54,968	2,817,110
Akamai Technologies, Inc.(a)	27,324	1,412,651
Altera Corp.	50,554	1,878,587
Analog Devices, Inc.	50,069	2,355,746
AOL, Inc.(a)	1	35
Apple, Inc.	147,184	70,169,972
Applied Materials, Inc.	194,207	3,406,391

	Shares	Market Value
Autodesk, Inc.(a)	36,476	$1,501,717
Automatic Data Processing, Inc.	78,417	5,675,822
Broadcom Corp. Class A	88,659	2,306,021
CA, Inc.	53,099	1,575,447
Cisco Systems, Inc.	864,219	20,240,009
Citrix Systems, Inc.(a)	29,667	2,094,787
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,924,022
Computer Sciences Corp.	23,144	1,197,471
Corning, Inc.	234,476	3,421,005
Dell, Inc.	233,250	3,211,852
Dun & Bradstreet Corp.	7,100	737,335
Electronic Arts, Inc.(a)	50,400	1,287,720
EMC Corp.	342,684	8,759,003
F5 Networks, Inc.(a)	12,200	1,046,272
Fidelity National Information Services, Inc.	46,777	2,172,324
Fiserv, Inc.(a)	21,052	2,127,305
Google, Inc. Class A(a)	45,390	39,757,555
Harris Corp.	18,600	1,102,980
Hewlett-Packard Co.	313,416	6,575,468
Intel Corp.	811,156	18,591,695
International Business Machines Corp.	167,242	30,969,873
Intuit, Inc.	47,863	3,173,795
Jabil Circuit, Inc.	27,551	597,306
Juniper Networks, Inc.(a)	84,393	1,676,045
KLA-Tencor Corp.	27,005	1,643,254
Lam Research Corp.(a)	25,858	1,323,671
Linear Technology Corp.	37,363	1,481,817
LSI Corp.	89,162	697,247
Microchip Technology, Inc.	32,589	1,313,011
Micron Technology, Inc.(a)	174,862	3,054,839
Microsoft Corp.(b)	1,229,835	40,965,804
Molex, Inc.	23,205	893,857
Motorola Solutions, Inc.	38,152	2,265,466
NetApp, Inc.	57,357	2,444,555
NVIDIA Corp.	99,956	1,555,315
Oracle Corp.	574,762	19,064,855
PerkinElmer, Inc.	19,218	725,479
QUALCOMM, Inc.	277,911	18,720,085
Red Hat, Inc.(a)	29,800	1,374,972
Salesforce.com, Inc.(a)	89,700	4,656,327
SanDisk Corp.	38,367	2,283,220
Seagate Technology PLC	51,800	2,265,732
Symantec Corp.	109,963	2,721,584
TE Connectivity, Ltd.	67,300	3,484,794
Teradata Corp.(a)	25,320	1,403,741
Teradyne, Inc.(a)	28,149	465,021
Texas Instruments, Inc.	181,499	7,308,965
VeriSign, Inc.(a)	24,721	1,258,052
Waters Corp.(a)	13,765	1,461,981
Western Digital Corp.	36,200	2,295,080
Xerox Corp.	186,701	1,921,153
Xilinx, Inc.	42,502	1,991,644
Yahoo!, Inc.(a)	154,519	5,123,850

		393,503,465

Materials – 3.5%
Air Products & Chemicals, Inc.	33,209	3,539,083
Airgas, Inc.	11,600	1,230,180

See Notes to Financial Statements.

4

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS (continued)
Materials – (continued)
Alcoa, Inc.	169,749	$1,378,362
Allegheny Technologies, Inc.	17,228	525,799
Ball Corp.	25,024	1,123,077
Bemis Co., Inc.	17,462	681,193
CF Industries Holdings, Inc.	9,250	1,950,178
Cliffs Natural Resources, Inc.	22,200	455,100
Dow Chemical Co.	197,728	7,592,755
E.I. du Pont de Nemours & Co.	148,112	8,673,439
Eastman Chemical Co.	24,808	1,932,543
Ecolab, Inc.	43,766	4,322,330
FMC Corp.	21,400	1,534,808
Freeport-McMoRan Copper & Gold, Inc. Class B	165,004	5,458,332
International Flavors & Fragrances, Inc.	13,031	1,072,451
International Paper Co.	71,411	3,199,213
LyondellBasell Industries NV	72,200	5,287,206
MeadWestvaco Corp.	26,720	1,025,514
Monsanto Co.	86,055	8,981,560
Mosaic Co.	54,900	2,361,798
Newmont Mining Corp.	78,406	2,203,209
Nucor Corp.	49,654	2,434,039
Owens-Illinois, Inc.(a)	26,300	789,526
Plum Creek Timber Co., Inc.	25,311	1,185,314
PPG Industries, Inc.	22,771	3,804,123
Praxair, Inc.	48,411	5,819,486
Sealed Air Corp.	31,392	853,549
Sherwin-Williams Co.	13,696	2,495,137
Sigma-Aldrich Corp.	19,134	1,632,130
United States Steel Corp.	21,478	442,232
Vulcan Materials Co.	21,361	1,106,713
Weyerhaeuser Co.	91,674	2,624,627

		87,715,006

Telecommunication Services – 2.4%
AT&T, Inc.	856,050	28,951,611
CenturyLink, Inc.	99,565	3,124,350
Crown Castle International Corp.(a)	46,900	3,425,107
Frontier Communications Corp.	165,844	691,569
JDS Uniphase Corp.(a)	37,923	557,847
Verizon Communications, Inc.	465,466	21,718,644
Windstream Holdings, Inc.	99,213	793,704

		59,262,832

Utilities – 3.1%
AES Corp.	103,195	1,371,462
AGL Resources, Inc.	18,100	833,143
Ameren Corp.	37,560	1,308,590
American Electric Power Co., Inc.	76,652	3,322,864
CenterPoint Energy, Inc.	66,311	1,589,475
CMS Energy Corp.	42,056	1,106,914
Consolidated Edison, Inc.	47,252	2,605,475
Dominion Resources, Inc.	94,562	5,908,234
DTE Energy Co.	27,484	1,813,394
Duke Energy Corp.	115,383	7,705,277
Edison International	52,219	2,405,207
Entergy Corp.	27,698	1,750,237
Exelon Corp.	136,543	4,047,135
FirstEnergy Corp.	67,022	2,442,952

	Shares	Market Value
Integrys Energy Group, Inc.	11,616	$649,218
NextEra Energy, Inc.	67,721	5,428,515
NiSource, Inc.	50,582	1,562,478
Northeast Utilities	50,060	2,064,975
NRG Energy, Inc.	51,700	1,412,961
Oneok, Inc.	32,200	1,716,904
Pepco Holdings, Inc.	41,200	760,552
PG&E Corp.	70,826	2,898,200
Pinnacle West Capital Corp.	17,860	977,656
PPL Corp.	100,475	3,052,430
Public Service Enterprise Group, Inc.	80,924	2,664,827
SCANA Corp.	22,300	1,026,692
Sempra Energy	36,086	3,088,962
Southern Co.	144,343	5,944,045
TECO Energy, Inc.	34,951	578,090
Wisconsin Energy Corp.	38,100	1,538,478
Xcel Energy, Inc.	79,051	2,182,598

		75,757,940

TOTAL COMMON STOCKS (Cost: $ 1,227,965,533)		2,419,038,632

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(d)(e) 0% due 10/03/2013	$400,000	399,999
U.S. Treasury Bill(b)(d)(e) 0% due 11/07/2013	1,610,000	1,609,950
U.S. Treasury Bill(b)(d)(e) 0% due 12/12/2013	1,150,000	1,149,977

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $ 3,159,926)		3,159,926

	Shares
MONEY MARKET FUND – 2.8%
State Street Institutional Liquid Reserves Fund 0.06%(c)(f)	68,962,605	68,962,605

TOTAL MONEY MARKET FUND (Cost: $ 68,962,605)		68,962,605

TOTAL INVESTMENTS(g)† – 100.2% (Cost $1,300,088,064(h))		2,491,161,163
Liabilities in Excess of Assets – (0.2)%		(6,032,954)

NET ASSETS – 100.0%		$2,485,128,209

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

5

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2013 was $1,212,330,678 and $21,257,579, respectively, resulting in net unrealized appreciation of investments of $1,191,073,099.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,419,038,632	$–	$–	$2,419,038,632
U.S. Government Securities	–	3,159,926	–	3,159,926
Money Market Fund	68,962,605	–	–	68,962,605

TOTAL INVESTMENTS	2,488,001,237	3,159,926	–	2,491,161,163
LIABILITIES:
Futures contracts	(290,912)	–	–	(290,912)

TOTAL	$2,487,720,325	$3,159,926	$–	$2,490,870,251

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the nine months ended September 30, 2013, there were no transfers between levels.

See Notes to Financial Statements.

6

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2013	803	$67,223,145	$(290,912)

Total unrealized depreciation on open futures contracts purchased			$(290,912)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at September 30, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(290,912)	$(290,912)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

7

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Transactions in derivative instruments during the nine months ended September 30, 2013, were as follows:

Realized Gain (Loss)

	Equity Contracts Risk	Total
Futures Contracts	$8,490,355	$8,490,355

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Futures Contracts	$(360,081)	$(360,081)

The average notional value of futures outstanding during the period ended September 30, 2013, was $51,916,492.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the nine months ended 09/30/13	Shares sold for the nine months ended 09/30/13	Number of shares held at 09/30/13	Value at 09/30/13	Income earned for the nine months ended 09/30/13	Realized gain on shares sold
State Street Corp.	72,725	–	–	72,725	$4,781,669	$56,726	$–
State Street Institutional Liquid Reserves Fund	25,053,183	239,930,067	196,020,645	68,962,605	68,962,605	38,108	–

See Notes to Financial Statements.

8

Schedule of Investments September 30, 2013 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2013 is provided below.

Common Stocks	Shares	Value
Advertising Agencies – 0.5%
Constant Contact, Inc. (a)(b)	14,128	$334,692
Digital Generation, Inc. (a)	11,099	143,510
Harte-Hanks, Inc.	19,823	175,037
Marchex, Inc., Class B	10,523	76,608
Marin Software, Inc. (a)	4,268	53,563
Marketo, Inc. (a)	3,179	101,347
MDC Partners, Inc., Class A	11,597	324,484
National CineMedia, Inc.	26,155	493,283
QuinStreet, Inc. (a)	14,451	136,562
ReachLocal, Inc. (a)	4,730	56,334
Travelzoo, Inc. (a)	3,614	95,916
Valassis Communications, Inc.	17,856	515,681
ValueClick, Inc. (a)(b)	35,043	730,647
Viad Corp.	9,313	232,359

		3,470,023

Aerospace – 1.4%
AAR Corp.	18,267	499,237
Aerovironment, Inc. (a)	8,563	197,805
API Technologies Corp. (a)	14,894	43,639
Astronics Corp. (a)	5,777	287,175
Cubic Corp.	9,124	489,776
Curtiss-Wright Corp.	21,535	1,011,284
Ducommun, Inc. (a)	4,847	139,012
Erickson Air-Crane, Inc. (a)	1,723	26,982
Esterline Technologies Corp. (a)	14,393	1,149,857
GenCorp, Inc. (a)	27,887	447,029
HEICO Corp.	24,428	1,654,753
Kaman Corp.	12,419	470,183
Kratos Defense & Security Solutions, Inc. (a)	20,322	168,266
LMI Aerospace, Inc. (a)	4,797	64,088
Moog, Inc., Class A (a)	20,843	1,222,859
Orbital Sciences Corp. (a)	27,593	584,420
Teledyne Technologies, Inc. (a)	17,192	1,460,116

		9,916,481

Agriculture, Fishing & Ranching – 0.5%
Alico, Inc.	1,340	55,168
The Andersons, Inc.	8,592	600,581
Cal-Maine Foods, Inc.	6,823	328,186
Calavo Growers, Inc.	5,668	171,400
Fresh Del Monte Produce, Inc.	17,404	516,551
Limoneira Co.	4,604	118,231
Pilgrim’s Pride Corp. (a)	27,901	468,458
Sanderson Farms, Inc.	10,585	690,565
Seaboard Corp.	135	370,980

		3,320,120

Air Transport – 1.0%
Air Transport Services Group, Inc. (a)	23,799	178,254

Common Stocks	Shares	Value
Air Transport (concluded)
Allegiant Travel Co.	6,902	$727,195
Atlas Air Worldwide Holdings, Inc. (a)	11,858	546,772
Bristow Group, Inc.	16,627	1,209,781
Era Group, Inc. (a)	9,262	251,741
Hawaiian Holdings, Inc. (a)	24,005	178,597
JetBlue Airways Corp. (a)	107,052	712,966
PHI, Inc. (a)	5,756	217,059
Republic Airways Holdings, Inc. (a)	22,592	268,845
SkyWest, Inc.	23,838	346,128
Spirit Airlines, Inc. (a)	27,758	951,267
US Airways Group, Inc. (a)	88,366	1,675,419

		7,264,024

Alternative Energy – 0.1%
Ameresco, Inc., Class A (a)	9,060	90,781
Amyris, Inc. (a)(b)	12,187	28,152
EnerNOC, Inc. (a)	12,136	181,919
Green Plains Renewable Energy, Inc. (b)	11,604	186,244
REX American Resources Corp. (a)	2,494	76,666
Solazyme, Inc. (a)(b)	22,172	238,792

		802,554

Aluminum – 0.1%
Century Aluminum Co. (a)	23,602	189,996
Kaiser Aluminum Corp.	8,676	618,165
Noranda Aluminum Holding Corp.	15,255	37,527

		845,688

Asset Management & Custodian – 1.2%
Apollo Investment Corp.	103,599	844,332
Arlington Asset Investment Corp.	6,742	160,325
Calamos Asset Management, Inc., Class A	9,226	92,168
Capital Southwest Corp.	6,195	211,931
CIFC Corp.	3,068	24,207
Cohen & Steers, Inc.	8,663	305,891
Cowen Group, Inc., Class A (a)(b)	45,105	155,612
Diamond Hill Investment Group, Inc.	1,301	139,142
Fifth Street Finance Corp.	62,552	643,660
Financial Engines, Inc.	22,503	1,337,578
GAMCO Investors, Inc., Class A	2,751	208,883
Golub Capital BDC, Inc.	16,842	292,040
GSV Capital Corp. (a)	8,956	132,728
Horizon Technology Finance Corp.	3,791	50,496
JMP Group, Inc.	7,232	44,766
KCAP Financial, Inc.	13,150	118,087
KCG Holdings, Inc., Class A (a)	32,705	283,552
Manning & Napier, Inc.	6,314	105,318
MCG Capital Corp.	33,113	166,889
Medley Capital Corp.	18,193	250,881

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
MVC Capital, Inc.	10,429	$136,203
New Mountain Finance Corp. (a)	17,349	249,999
NGP Capital Resources Co.	9,826	73,007
Oppenheimer Holdings, Inc., Class A	4,494	79,858
Pzena Investment Management, Inc., Class A	5,348	36,259
RCS Capital Corp., Class A	629	10,517
Resource America, Inc., Class A	5,628	45,193
Silvercrest Asset Management Group, Inc., Class A (a)	2,198	29,959
Solar Capital Ltd.	20,762	460,294
Solar Senior Capital Ltd.	5,339	96,529
TCP Capital Corp.	12,012	194,835
THL Credit, Inc.	15,745	245,937
TICC Capital Corp.	24,404	237,939
Virtus Investment Partners, Inc. (a)(b)	3,094	503,208
Westwood Holdings Group, Inc.	3,218	154,625
WhiteHorse Finance, Inc.	3,148	47,535
WisdomTree Investments, Inc. (a)	46,214	536,545

		8,706,928

Auto Parts – 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	30,948	610,294
Dana Holding Corp.	67,569	1,543,276
Dorman Products, Inc.	11,602	574,879
Federal-Mogul Corp. (a)	9,040	151,782
Fox Factory Holding Corp. (a)	4,337	83,574
Fuel Systems Solutions, Inc. (a)	6,498	127,751
Gentherm, Inc. (a)(b)	15,372	293,298
Meritor, Inc. (a)	44,885	352,796
Remy International, Inc.	6,400	129,536
Standard Motor Products, Inc.	9,125	293,460
Stoneridge, Inc. (a)	13,170	142,368
Superior Industries International, Inc.	10,739	191,476
Tenneco, Inc. (a)	27,984	1,413,192
Tower International, Inc. (a)	2,782	55,612

		5,963,294

Auto Services – 0.1%
Cooper Tire & Rubber Co.	29,166	898,313

Back Office Support, HR & Consulting – 2.2%
The Advisory Board Co. (a)(b)	16,326	971,071
Angie’s List, Inc. (a)(b)	19,419	436,928
Barrett Business Services, Inc.	3,239	218,017
CBIZ, Inc. (a)(b)	17,480	130,051
CDI Corp.	6,540	100,127
Convergys Corp.	48,330	906,188
The Corporate Executive Board Co.	15,454	1,122,270
CoStar Group, Inc. (a)	13,128	2,204,191

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
CRA International, Inc. (a)	4,621	$86,043
Dice Holdings, Inc. (a)	18,777	159,792
ExlService Holdings, Inc. (a)	14,998	427,143
Forrester Research, Inc.	5,760	211,738
FTI Consulting, Inc. (a)(b)	18,533	700,547
GP Strategies Corp. (a)	6,791	178,060
The Hackett Group, Inc.	12,016	85,674
Heidrick & Struggles International, Inc.	8,284	157,893
Huron Consulting Group, Inc. (a)	10,693	562,559
ICF International, Inc. (a)(b)	9,053	320,567
Innovative Solutions & Support, Inc.	5,906	47,012
Insperity, Inc.	10,330	388,408
Kelly Services, Inc., Class A	12,322	239,909
Kforce, Inc.	12,417	219,657
Korn/Ferry International (a)	22,383	478,996
Liquidity Services, Inc. (a)(b)	11,425	383,423
MAXIMUS, Inc.	31,435	1,415,832
Monster Worldwide, Inc. (a)	53,664	237,195
Navigant Consulting, Inc. (a)	23,192	358,548
On Assignment, Inc. (a)(b)	21,040	694,320
PRGX Global, Inc. (a)	13,274	83,095
Resources Connection, Inc.	18,741	254,315
RPX Corp. (a)	14,895	261,109
ServiceSource International, Inc. (a)	28,113	339,605
Sykes Enterprises, Inc. (a)	18,035	323,007
TeleTech Holdings, Inc. (a)	9,133	229,147
TrueBlue, Inc. (a)	18,732	449,755
WageWorks, Inc. (a)	11,486	579,469

		15,961,661

Banks: Diversified – 7.0%
1st Source Corp.	7,010	188,709
1st United Bancorp, Inc.	14,005	102,657
Access National Corp.	3,424	48,826
Ambac Financial Group, Inc. (a)	20,755	376,496
American National Bankshares, Inc.	3,743	86,838
Ameris Bancorp (a)	11,004	202,254
Ames National Corp.	4,363	99,346
Arrow Financial Corp.	5,042	128,621
Bancfirst Corp.	3,300	178,431
Banco Latinoamericano de Comercio Exterior SA	13,527	337,093
The Bancorp, Inc. (a)	15,147	268,405
BancorpSouth, Inc.	43,922	875,805
Bank of Kentucky Financial Corp.	2,892	78,981
Bank of Marin Bancorp	2,520	104,706
Bank of the Ozarks, Inc.	14,354	688,848
Banner Corp.	8,974	342,448
Bar Harbor Bankshares	1,816	66,811

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 2

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
BBCN Bancorp, Inc.	36,419	$501,125
BBX Capital Corp. (a)	3,383	48,614
BNC Bancorp	8,542	113,950
Boston Private Financial Holdings, Inc.	36,832	408,835
Bridge Bancorp, Inc.	4,246	91,289
Bridge Capital Holdings (a)	4,489	76,223
Bryn Mawr Bank Corp.	6,309	170,154
C&F Financial Corp.	1,531	74,100
Camden National Corp.	3,534	144,541
Capital City Bank Group, Inc. (a)	5,804	68,371
Capitol Federal Financial, Inc.	68,648	853,295
Cardinal Financial Corp.	14,073	232,627
Cascade Bancorp (a)	3,048	17,770
Cathay General Bancorp	36,360	849,733
Center Bancorp, Inc.	5,571	79,331
Centerstate Banks, Inc.	14,080	136,294
Central Pacific Financial Corp.	10,077	178,363
Century Bancorp, Inc., Class A	1,585	52,828
Charter Financial Corp.	10,486	113,249
Chemical Financial Corp.	13,396	374,016
Chemung Financial Corp.	1,696	58,732
Citizens & Northern Corp.	5,827	116,190
City Holding Co.	7,267	314,225
CNB Financial Corp.	5,862	99,947
CoBiz Financial, Inc.	16,495	159,342
Columbia Banking System, Inc.	23,533	581,265
Community Bank System, Inc.	18,494	631,015
Community Trust Bancorp, Inc.	6,510	264,241
CommunityOne Bancorp (a)	4,955	48,955
CU Bancorp (a)	4,367	79,698
Customers Bancorp, Inc. (a)	9,200	148,120
CVB Financial Corp.	42,467	574,154
Eagle Bancorp, Inc. (a)	10,314	291,783
Enterprise Bancorp, Inc.	3,401	64,313
Enterprise Financial Services Corp.	8,412	141,153
EverBank Financial Corp.	37,121	556,073
Farmers Capital Bank Corp. (a)	3,484	76,160
Fidelity Southern Corp.	6,769	103,836
Financial Institutions, Inc.	6,379	130,514
First Bancorp, Inc.	4,543	76,232
First Bancorp, North Carolina	9,166	132,449
First BanCorp, Puerto Rico (a)	33,280	189,030
First Busey Corp.	33,895	176,593
First Commonwealth Financial Corp.	45,533	345,595
First Community Bancshares, Inc.	8,366	136,784
First Connecticut Bancorp, Inc.	7,939	116,703
First Financial Bancorp	26,857	407,421
First Financial Bankshares, Inc.	14,553	856,007
First Financial Corp.	5,221	164,827
First Financial Holdings, Inc.	11,093	611,890
First Interstate Bancsystem, Inc.	8,092	195,422

Common Stocks	Shares	Value
Banks: Diversified (continued)
First Merchants Corp.	13,291	$230,333
First Midwest Bancorp, Inc.	34,632	523,290
First NBC Bank Holding Co. (a)	1,971	48,053
The First of Long Island Corp.	3,703	143,862
First Security Group, Inc. (a)	28,323	58,912
FirstMerit Corp.	76,406	1,658,774
Flagstar Bancorp, Inc. (a)	9,090	134,168
FNB Corp.	67,051	813,329
German American Bancorp, Inc.	5,915	149,176
Glacier Bancorp, Inc.	33,222	820,916
Guaranty Bancorp	6,877	94,146
Hampton Roads Bankshares, Inc. (a)	16,316	23,169
Hancock Holding Co.	39,137	1,228,119
Hanmi Financial Corp.	14,577	241,541
Heartland Financial USA, Inc.	6,912	192,568
Heritage Commerce Corp.	9,712	74,297
Heritage Oaks Bancorp (a)	9,276	59,366
Home BancShares, Inc.	20,862	633,579
Horizon Bancorp	4,061	94,824
Hudson Valley Holding Corp.	7,673	144,099
Iberiabank Corp.	13,688	709,997
Independent Bank Corp.	10,591	378,099
Independent Bank Group, Inc.	1,789	64,404
International Bancshares Corp.	24,629	532,725
Intervest Bancshares Corp. (a)	8,365	66,334
Investors Bancorp, Inc.	20,330	444,820
Janus Capital Group, Inc.	68,765	585,190
Lakeland Bancorp, Inc.	16,659	187,414
Lakeland Financial Corp.	7,613	248,564
LCNB Corp.	2,840	55,636
Macatawa Bank Corp. (a)	11,054	59,471
MainSource Financial Group, Inc.	9,463	143,743
MB Financial, Inc.	25,265	713,484
Mercantile Bank Corp.	4,088	89,037
Merchants Bancshares, Inc.	2,667	77,210
Meridian Interstate Bancorp, Inc. (a)	3,846	83,804
Metro Bancorp, Inc. (a)	6,590	138,456
MetroCorp Bancshares, Inc.	7,369	101,397
Middleburg Financial Corp.	2,525	48,682
MidSouth Bancorp, Inc.	3,879	60,125
NASB Financial, Inc. (a)	1,906	52,282
National Bank Holdings Corp., Class A	24,103	495,076
National Bankshares, Inc.	3,279	117,683
National Penn Bancshares, Inc.	54,072	543,424
NBT Bancorp, Inc.	20,284	466,126
NewBridge Bancorp (a)	11,732	85,526
Northrim BanCorp, Inc.	3,034	73,119
OFG Bancorp	21,063	341,010
Old National Bancorp	46,784	664,333
Pacific Continental Corp.	8,367	109,691

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Pacific Premier Bancorp, Inc. (a)	7,618	$102,386
PacWest Bancorp	17,486	600,819
Palmetto Bancshares, Inc. (a)	2,200	28,688
Park National Corp.	5,331	421,575
Park Sterling Corp.	20,886	133,879
Peapack Gladstone Financial Corp.	4,203	77,966
Penns Woods Bancorp, Inc.	2,275	113,341
Peoples Bancorp, Inc.	5,003	104,463
Pinnacle Financial Partners, Inc. (b)	16,145	481,282
Preferred Bank (a)	5,396	95,995
PrivateBancorp, Inc.	29,898	639,817
Prosperity Bancshares, Inc.	27,796	1,718,905
Provident Financial Services, Inc.	27,530	446,261
Renasant Corp.	14,133	383,994
Republic Bancorp, Inc., Class A	4,512	124,306
Rockville Financial, Inc.	12,698	165,074
Roma Financial Corp. (a)	3,411	63,410
S&T Bancorp, Inc.	13,753	333,098
Sandy Spring Bancorp, Inc.	11,534	268,281
Seacoast Banking Corp. of Florida (a)	34,002	73,784
Sierra Bancorp	5,762	90,636
Simmons First National Corp., Class A	7,644	237,652
Southside Bancshares, Inc.	8,263	221,614
Southwest Bancorp, Inc. (a)	9,140	135,363
State Bank Financial Corp.	14,828	235,320
StellarOne Corp.	10,498	236,205
Stellus Capital Investment Corp.	5,525	82,765
Sterling Bancorp	14,451	198,412
Sterling Financial Corp.	15,627	447,714
Suffolk Bancorp (a)	5,384	95,404
Sun Bancorp, Inc. (a)	19,007	72,797
Susquehanna Bancshares, Inc.	85,969	1,078,911
SY Bancorp, Inc.	6,536	185,165
Taylor Capital Group, Inc. (a)	7,940	175,871
Texas Capital Bancshares, Inc. (a)	18,803	864,374
Tompkins Financial Corp.	6,710	310,136
TowneBank	12,246	176,587
Trico Bancshares	7,408	168,754
Tristate Capital Holdings, Inc. (a)	3,087	39,791
TrustCo Bank Corp. NY	44,030	262,419
Trustmark Corp.	31,026	794,266
UMB Financial Corp.	16,369	889,491
Umpqua Holdings Corp.	51,616	837,212
Union First Market Bankshares Corp.	9,367	218,907
United Bankshares, Inc.	10,792	312,752
United Community Banks, Inc. (a)	19,904	298,560
United Community Financial Corp. (a)	22,868	88,957
Univest Corp. of Pennsylvania	7,853	148,029

Common Stocks	Shares	Value
Banks: Diversified (concluded)
VantageSouth Bancshares, Inc. (a)	5,594	$29,704
Virginia Commerce Bancorp, Inc. (a)	12,554	194,964
Washington Banking Co.	7,236	101,738
Washington Trust Bancorp, Inc.	6,709	210,864
Webster Financial Corp.	41,571	1,061,308
WesBanco, Inc.	12,010	357,057
West BanCorp., Inc.	6,765	93,357
Westamerica Bancorp.	12,475	620,506
Western Alliance Bancorp (a)	34,151	646,478
Wilshire Bancorp, Inc. (b)	28,752	235,191
Wintrust Financial Corp.	17,073	701,188
Yadkin Financial Corp. (a)	6,704	115,510

		51,361,288

Banks: Savings, Thrift & Mortgage Lending – 1.0%
Apollo Residential Mortgage, Inc.	14,719	214,750
Astoria Financial Corp.	40,668	505,910
Banc of California, Inc.	7,634	105,578
Bank Mutual Corp.	21,602	135,444
BankFinancial Corp.	9,720	86,702
Beneficial Mutual Bancorp, Inc. (a)	14,762	147,177
Berkshire Hills Bancorp, Inc.	11,603	291,351
BofI Holding, Inc. (a)	5,574	361,530
Brookline Bancorp, Inc.	32,468	305,524
Clifton Savings Bancorp, Inc.	4,083	50,588
Dime Community Bancshares, Inc.	14,664	244,156
Doral Financial Corp. (a)	3,045	58,099
ESB Financial Corp.	5,892	75,123
ESSA Bancorp, Inc.	4,059	42,295
First Defiance Financial Corp.	4,484	104,881
First Federal Bancshares of Arkansas, Inc. (a)	1,552	14,511
First Financial Northwest, Inc.	7,095	74,001
Flushing Financial Corp.	14,195	261,898
Fox Chase Bancorp, Inc.	5,674	98,728
Franklin Financial Corp.	4,905	92,999
Great Southern Bancorp, Inc.	4,776	134,826
Heritage Financial Corp.	7,092	110,068
Hingham Institution for Savings	570	39,849
Home Bancorp, Inc. (a)	3,036	54,830
Home Federal Bancorp, Inc.	6,676	83,984
Home Loan Servicing Solutions Ltd.	32,695	719,617
HomeStreet, Inc.	5,974	115,298
Kearny Financial Corp. (a)	6,672	68,188
Northfield Bancorp, Inc.	26,952	327,197
Northwest Bancshares, Inc.	43,249	571,752
OceanFirst Financial Corp.	6,321	106,888
OmniAmerican Bancorp, Inc. (a)	5,306	129,785
Oritani Financial Corp.	20,929	344,491
Provident Financial Holdings, Inc.	4,177	69,380
Provident New York Bancorp	20,663	225,020

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 4

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
Territorial Bancorp, Inc.	4,806	$105,588
United Financial Bancorp, Inc.	9,117	147,422
ViewPoint Financial Group, Inc.	18,381	379,935
Waterstone Financial, Inc. (a)	3,377	34,276
Westfield Financial, Inc.	8,310	58,669
WSFS Financial Corp.	3,595	216,599

		7,314,907

Beverage: Brewers & Distillers – 0.1%
The Boston Beer Co., Inc., Class A (a)	3,793	926,288
Craft Brew Alliance, Inc. (a)	4,868	65,426

		991,714

Beverage: Soft Drinks – 0.0%
Coca-Cola Bottling Co. Consolidated	2,127	133,193
Farmer Bros Co. (a)	2,762	41,596
National Beverage Corp.	5,332	95,229

		270,018

Biotechnology – 4.2%
Accelrys, Inc. (a)	25,757	253,964
Acorda Therapeutics, Inc. (a)	18,654	639,459
Aegerion Pharmaceuticals, Inc. (a)	13,258	1,136,343
Albany Molecular Research, Inc. (a)	10,753	138,606
Alimera Sciences, Inc. (a)	8,040	30,230
Alnylam Pharmaceuticals, Inc. (a)	26,734	1,711,243
AMAG Pharmaceuticals, Inc. (a)(b)	9,902	212,695
Amicus Therapeutics, Inc. (a)	14,243	33,044
Arena Pharmaceuticals, Inc. (a)(b)	100,279	528,470
Arqule, Inc. (a)	27,145	63,248
Array BioPharma, Inc. (a)	53,725	334,170
Astex Pharmaceuticals (a)	43,562	369,406
AVEO Pharmaceuticals, Inc. (a)	24,172	50,036
BioDelivery Sciences International, Inc. (a)	13,835	75,124
Biotime, Inc. (a)(b)	17,131	65,098
Bluebird Bio, Inc. (a)	3,038	81,904
Cell Therapeutics, Inc. (a)	52,247	85,685
Celldex Therapeutics, Inc. (a)(b)	37,204	1,318,138
Cellular Dynamics International, Inc. (a)	1,679	30,910
Cepheid, Inc. (a)	30,864	1,204,931
Chelsea Therapeutics International Ltd. (a)	31,079	93,548
ChemoCentryx, Inc. (a)	11,383	63,289
Clovis Oncology, Inc. (a)	7,345	446,429
Cornerstone Therapeutics, Inc. (a)	4,078	38,374
Coronado Biosciences, Inc. (a)	12,069	84,724
Curis, Inc. (a)	37,214	165,974
Cytokinetics, Inc. (a)	12,329	93,577
Cytori Therapeutics, Inc. (a)	29,183	67,996

Common Stocks	Shares	Value
Biotechnology (continued)
Dendreon Corp. (a)(b)	72,440	$212,249
Durata Therapeutics, Inc. (a)	5,997	54,213
Dyax Corp. (a)	50,154	344,056
Dynavax Technologies Corp. (a)	84,837	101,804
Emergent Biosolutions, Inc. (a)	12,647	240,925
Enzon Pharmaceuticals, Inc.	17,325	29,106
Epizyme, Inc. (a)	2,736	109,796
Exact Sciences Corp. (a)	32,421	382,892
Exelixis, Inc. (a)(b)	84,547	492,064
Fibrocell Science, Inc. (a)	7,714	33,787
Furiex Pharmaceuticals, Inc. (a)(b)	3,074	135,225
Galena Biopharma, Inc. (a)(b)	46,161	104,785
GenMark Diagnostics, Inc. (a)(b)	16,562	201,228
Genomic Health, Inc. (a)	7,675	234,702
Geron Corp. (a)	59,895	200,648
GTx, Inc. (a)	12,035	24,190
Halozyme Therapeutics, Inc. (a)	40,880	451,315
Harvard Bioscience, Inc. (a)	11,855	62,357
Horizon Pharma, Inc. (a)	23,826	80,532
Hyperion Therapeutics, Inc. (a)	3,882	101,437
Idenix Pharmaceuticals, Inc. (a)	45,856	238,910
Immunogen, Inc. (a)	38,888	661,874
Immunomedics, Inc. (a)	33,669	208,411
Insmed, Inc. (a)	15,896	248,137
Insys Therapeutics, Inc. (a)	2,348	82,157
Intercept Pharmaceuticals, Inc. (a)	3,289	227,040
InterMune, Inc. (a)	37,548	577,113
Intrexon Corp. (a)	5,200	123,188
KaloBios Pharmaceuticals, Inc. (a)	4,083	18,455
Keryx Biopharmaceuticals, Inc. (a)	37,649	380,255
Lexicon Pharmaceuticals, Inc. (a)(b)	104,448	247,542
Ligand Pharmaceuticals, Inc., Class B (a)	8,194	354,636
MannKind Corp. (a)(b)	68,469	390,273
Merrimack Pharmaceuticals, Inc. (a)	44,310	168,378
Momenta Pharmaceuticals, Inc. (a)	21,708	312,378
Nanosphere, Inc. (a)	24,278	48,556
Nektar Therapeutics (a)(b)	53,128	555,188
Neurocrine Biosciences, Inc. (a)(b)	30,820	348,882
NewLink Genetics Corp. (a)	7,784	146,184
Novavax, Inc. (a)	62,019	195,980
NPS Pharmaceuticals, Inc. (a)	46,151	1,468,063
Omeros Corp. (a)	13,767	134,228
OncoGenex Pharmaceutical, Inc. (a)	6,739	62,471
OncoMed Pharmaceuticals, Inc. (a)	2,045	31,309
Onconova Therapeutics, Inc. (a)	2,626	69,510
Opko Health, Inc. (a)(b)	86,927	765,827
Orexigen Therapeutics, Inc. (a)(b)	43,546	267,372
Osiris Therapeutics, Inc. (a)(b)	7,683	127,845

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 5

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Pacific Biosciences of California, Inc. (a)	21,964	$121,461
PDL BioPharma, Inc.	64,612	514,958
Peregrine Pharmaceuticals, Inc. (a)	70,143	98,902
Peregrine Semiconductor Corp. (a)	12,192	109,362
Progenics Pharmaceuticals, Inc. (a)	27,559	138,622
Prothena Corp. PLC (a)	5,495	111,164
PTC Therapeutics, Inc. (a)	4,200	90,132
Puma Biotechnology, Inc. (a)	10,192	546,903
Raptor Pharmaceutical Corp. (a)	27,450	410,103
Regulus Therapeutics, Inc. (a)	4,716	44,472
Repligen Corp. (a)(b)	14,484	160,628
Repros Therapeutics, Inc. (a)	10,559	282,981
Rigel Pharmaceuticals, Inc. (a)	40,328	144,374
Rockwell Medical, Inc. (a)(b)	18,185	207,491
RTI Surgical, Inc. (a)	26,089	97,573
Sangamo Biosciences, Inc. (a)	27,811	291,459
Sarepta Therapeutics, Inc. (a)(b)	15,431	728,806
Sequenom, Inc. (a)	53,271	142,234
Stemline Therapeutics, Inc. (a)	4,194	189,946
Sucampo Pharmaceuticals, Inc., Class A (a)	6,171	38,507
Sunesis Pharmaceuticals, Inc. (a)	15,050	74,648
Symmetry Medical, Inc. (a)	17,207	140,409
Synageva BioPharma Corp. (a)(b)	7,847	496,794
Synergy Pharmaceuticals, Inc. (a)	37,198	169,995
Synta Pharmaceuticals Corp. (a)(b)	18,788	118,552
Targacept, Inc. (a)	12,948	68,754
TESARO, Inc. (a)	6,152	238,329
Threshold Pharmaceuticals, Inc. (a)	21,787	101,310
Vanda Pharmaceuticals, Inc. (a)	15,237	167,150
Verastem, Inc. (a)	7,995	99,458
ViroPharma, Inc. (a)	30,049	1,180,926
West Pharmaceutical Services, Inc.	31,988	1,316,306
Wright Medical Group, Inc. (a)	18,569	484,280
XOMA Corp. (a)	32,086	143,745
ZIOPHARM Oncology, Inc. (a)(b)	31,058	122,679

		30,867,501

Building Materials – 1.0%
Acuity Brands, Inc.	19,719	1,814,542
BlueLinx Holdings, Inc. (a)	15,573	30,367
Builders FirstSource, Inc. (a)(b)	20,660	121,481
Gibraltar Industries, Inc. (a)	14,052	200,382
Griffon Corp.	20,585	258,136
Headwaters, Inc. (a)	33,711	303,062
Louisiana-Pacific Corp. (a)	64,141	1,128,240
LSI Industries, Inc.	9,940	83,894
NCI Building Systems, Inc. (a)(b)	9,596	122,253
Patrick Industries, Inc. (a)	3,094	92,975
PGT, Inc. (a)	15,385	152,465
Quanex Building Products Corp.	17,062	321,277

Common Stocks	Shares	Value
Building Materials (concluded)
Revolution Lighting Technologies, Inc. (a)(b)	14,103	$36,104
Simpson Manufacturing Co., Inc.	18,654	607,561
Texas Industries, Inc. (a)	10,013	663,962
Trex Co., Inc. (a)(b)	7,917	392,129
Watsco, Inc.	11,838	1,115,968

		7,444,798

Building: Climate Control – 0.1%
AAON, Inc.	12,922	343,208
Comfort Systems USA, Inc.	17,133	288,006
Nortek, Inc. (a)	4,119	283,017

		914,231

Building: Roofing, Wallboard & Plumbing – 0.2%
Beacon Roofing Supply, Inc. (a)(b)	22,402	825,962
USG Corp. (a)	34,661	990,611

		1,816,573

Casinos & Gambling – 0.4%
Boyd Gaming Corp. (a)	32,017	453,040
Caesars Entertainment Corp. (a)(b)	17,025	335,563
Isle of Capri Casinos, Inc. (a)	9,769	73,854
Monarch Casino & Resort, Inc. (a)	3,998	75,882
Multimedia Games Holding Co., Inc. (a)	13,275	458,651
Pinnacle Entertainment, Inc. (a)	26,441	662,347
Scientific Games Corp., Class A (a)	21,941	354,786
WMS Industries, Inc. (a)	25,219	654,433

		3,068,556

Cement – 0.0%
US Concrete, Inc. (a)	6,558	131,553

Chemicals: Diversified – 1.1%
Aceto Corp.	12,678	198,030
American Vanguard Corp.	13,186	354,967
Axiall Corp.	32,128	1,214,117
Chemtura Corp. (a)	45,238	1,040,022
Hawkins, Inc.	4,353	164,282
Innophos Holdings, Inc.	10,095	532,814
KMG Chemicals, Inc.	3,773	82,968
Landec Corp. (a)	11,973	146,071
LSB Industries, Inc. (a)	8,797	294,963
Marrone Bio Innovations, Inc. (a)	2,228	37,542
Olin Corp.	36,993	853,428
OM Group, Inc. (a)	14,697	496,465
OMNOVA Solutions, Inc. (a)	21,718	185,689
Penford Corp. (a)	4,406	63,094
PolyOne Corp.	45,728	1,404,307
Sensient Technologies Corp.	23,034	1,103,098

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 6

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals: Diversified (concluded)
Taminco Corp. (a)	7,222	$146,607

		8,318,464

Chemicals: Specialty – 0.6%
Advanced Emissions Solutions, Inc. (a)	4,620	197,366
Balchem Corp.	13,655	706,646
Calgon Carbon Corp. (a)	24,907	472,984
FutureFuel Corp.	10,063	180,731
GSE Holding, Inc. (a)	3,446	7,168
Innospec, Inc.	10,813	504,535
Kraton Performance Polymers, Inc. (a)	14,954	292,949
Polypore International, Inc. (a)(b)	21,461	879,257
Quaker Chemical Corp.	6,051	442,025
Stepan Co.	8,664	500,173
Zep, Inc.	10,461	170,096

		4,353,930

Coal – 0.2%
Arch Coal, Inc.	97,698	401,539
Cloud Peak Energy, Inc. (a)	28,009	410,892
Hallador Energy Co.	4,084	29,813
KiOR, Inc., Class A (a)(b)	20,491	57,785
L&L Energy, Inc. (a)	14,179	18,007
Walter Energy, Inc.	28,796	404,008
Westmoreland Coal Co. (a)	5,399	71,159

		1,393,203

Commercial Banks – 0.0%
HomeTrust Bancshares, Inc. (a)	9,631	158,911

Commercial Finance & Mortgage Companies – 0.2%
Capital Bank Financial Corp., Class A (a)	11,414	250,537
Federal Agricultural Mortgage
Corp., Class C	4,764	159,022
Garrison Capital, Inc.	2,740	40,497
Medallion Financial Corp.	8,675	129,084
Meta Financial Group, Inc.	2,726	103,588
NewStar Financial, Inc. (a)	12,054	220,227
PennantPark Floating Rate Capital Ltd.	6,752	93,043
PennyMac Financial Services, Inc. (a)(c)	5,912	111,087
Walker & Dunlop, Inc. (a)	7,652	121,743

		1,228,828

Commercial Services & Supplies – 0.1%
ARC Document Solutions, Inc. (a)	17,512	80,380
Costa, Inc. (a)	4,404	83,764
LifeLock, Inc. (a)	27,914	413,965
National Research Corp. (a)	3,931	74,021

Common Stocks	Shares	Value
Commercial Services & Supplies (concluded)
National Research Corp., Class B (a)	588	$17,558
National Technical Systems, Inc.	3,186	72,800
Performant Financial Corp. (a)(b)	10,294	112,410

		854,898

Commercial Services: Rental & Leasing – 0.5%
Aircastle Ltd.	31,487	548,189
CAI International, Inc. (a)(b)	7,851	182,693
Electro Rent Corp.	8,696	157,746
H&E Equipment Services, Inc.	13,703	363,952
Marlin Business Services Corp.	3,814	95,197
McGrath RentCorp	11,599	414,084
Mobile Mini, Inc. (a)	17,640	600,818
PHH Corp. (a)	26,263	623,484
TAL International Group, Inc. (a)	15,577	727,913

		3,714,076

Commercial Vehicles & Parts – 0.2%
Accuride Corp. (a)(b)	18,507	95,126
Commercial Vehicle Group, Inc. (a)	10,925	86,963
Miller Industries, Inc.	5,192	88,160
Modine Manufacturing Co. (a)	21,724	317,822
Rush Enterprises, Inc., Class A (a)(b)	15,924	422,145
Spartan Motors, Inc.	15,834	96,112
Wabash National Corp. (a)	31,528	367,617

		1,473,945

Communications Equipment – 0.0%
Ruckus Wireless, Inc. (a)	20,039	337,256

Communications Technology – 2.2%
ADTRAN, Inc.	27,265	726,340
Alliance Fiber Optic Products, Inc.	5,345	109,412
Anaren, Inc. (a)	5,345	136,297
Anixter International, Inc. (a)	12,460	1,092,244
Aruba Networks, Inc. (a)	52,434	872,502
Aviat Networks, Inc. (a)	28,498	73,525
Bel Fuse, Inc., Class B	4,540	79,178
Black Box Corp.	7,373	225,909
Calix, Inc. (a)	18,411	234,372
Ciena Corp. (a)(b)	46,709	1,166,791
Comtech Telecommunications Corp.	7,705	187,386
Cyan, Inc. (a)	3,710	37,285
Datalink Corp. (a)	8,852	119,679
Digi International, Inc. (a)	11,929	119,409
DigitalGlobe, Inc. (a)(b)	34,296	1,084,439
Emulex Corp. (a)	41,840	324,678
Extreme Networks, Inc. (a)	43,021	224,570
Finisar Corp. (a)(b)	42,980	972,637
General Cable Corp.	22,886	726,630

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 7

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Globecomm Systems, Inc. (a)	10,909	$153,053
GSI Technology, Inc. (a)	9,394	66,040
Harmonic, Inc. (a)	46,635	358,623
Infinera Corp. (a)	53,307	602,902
InterDigital, Inc.	18,931	706,694
Ixia (a)	25,963	406,840
KVH Industries, Inc. (a)	7,117	98,215
Loral Space & Communications, Inc.	5,993	405,906
NeoPhotonics Corp. (a)	9,386	69,362
Net Element International, Inc. (a)	900	4,140
NETGEAR, Inc. (a)(b)	17,703	546,315
Numerex Corp., Class A (a)	6,429	70,398
Oplink Communications, Inc. (a)	8,717	164,054
Parkervision, Inc. (a)(b)	41,000	137,350
PC-Tel, Inc.	8,438	74,676
Plantronics, Inc.	19,907	916,717
Procera Networks, Inc. (a)	9,427	146,024
QLogic Corp. (a)	40,986	448,387
Seachange International, Inc. (a)	15,134	173,587
ShoreTel, Inc. (a)	27,215	164,379
Sonus Networks, Inc. (a)(b)	99,384	335,918
TeleNav, Inc. (a)	8,189	47,824
Tellabs, Inc.	163,492	371,127
ViaSat, Inc. (a)(b)	18,196	1,159,995
Westell Technologies, Inc., Class A (a)	20,788	69,640

		16,211,449

Computer Services Software & Systems – 6.3%
ACI Worldwide, Inc. (a)	18,326	990,704
The Active Network, Inc. (a)	24,852	355,632
Actuate Corp. (a)	21,868	160,730
Acxiom Corp. (a)	33,998	965,203
American Software, Inc., Class A	11,086	94,674
Aspen Technology, Inc. (a)	43,108	1,489,381
AVG Technologies NV (a)	11,017	263,747
Avid Technology, Inc. (a)	14,355	86,130
Bankrate, Inc. (a)(b)	21,251	437,133
Bazaarvoice, Inc. (a)	22,075	200,441
Blackbaud, Inc.	20,991	819,489
Blucora, Inc. (a)	18,817	432,415
Bottomline Technologies, Inc. (a)(b)	17,394	484,945
Brightcove, Inc. (a)	12,884	144,945
BroadSoft, Inc. (a)(b)	12,896	464,643
CACI International, Inc., Class A (a)	10,605	732,912
Callidus Software, Inc. (a)(b)	17,353	159,127
CIBER, Inc. (a)	34,423	113,596
CommVault Systems, Inc. (a)	21,388	1,878,508
Computer Task Group, Inc.	7,165	115,786
ComScore, Inc. (a)	16,398	475,050
Cornerstone OnDemand, Inc. (a)	18,557	954,572

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
CSG Systems International, Inc.	15,573	$390,104
Cvent, Inc. (a)	2,880	101,290
Dealertrack Holdings, Inc. (a)	20,003	856,929
Demand Media, Inc. (a)	16,724	105,696
Demandware, Inc. (a)	7,387	342,240
Digimarc Corp.	2,907	58,721
Digital River, Inc. (a)	16,171	288,976
EarthLink, Inc.	47,275	234,011
Ebix, Inc.	14,434	143,474
Envestnet, Inc. (a)(b)	10,405	322,555
EPAM Systems, Inc. (a)	10,062	347,139
EPIQ Systems, Inc.	14,522	191,981
ePlus, Inc.	1,737	89,768
Guidance Software, Inc. (a)	7,740	70,202
Guidewire Software, Inc. (a)	19,297	909,082
ICG Group, Inc. (a)(b)	17,428	247,303
iGATE Corp. (a)	16,004	444,271
Imperva, Inc. (a)	9,287	390,240
Infoblox, Inc. (a)	23,041	963,575
Interactive Intelligence Group, Inc. (a)(b)	7,123	452,239
Internap Network Services Corp. (a)	24,731	171,880
IntraLinks Holdings, Inc. (a)	17,577	154,678
Jive Software, Inc. (a)	18,209	227,613
The KEYW Holding Corp. (a)(b)	14,726	198,065
Limelight Networks, Inc. (a)	24,482	47,250
Lionbridge Technologies, Inc. (a)	26,894	99,239
LivePerson, Inc. (a)	25,313	238,955
LogMeIn, Inc. (a)(b)	11,184	347,263
Luxoft Holding, Inc. (a)	1,995	52,808
Manhattan Associates, Inc. (a)	8,952	854,468
Mantech International Corp., Class A	10,934	314,462
Mentor Graphics Corp.	43,880	1,025,476
Mercury Systems, Inc. (a)	14,953	149,380
MicroStrategy, Inc., Class A (a)	4,165	432,160
Millennial Media, Inc. (a)(b)	16,173	114,343
Mitek Systems, Inc. (a)	11,589	60,031
ModusLink Global Solutions, Inc. (a)	16,762	45,928
Monotype Imaging Holdings, Inc.	17,581	503,871
Netscout Systems, Inc. (a)	16,643	425,562
NIC, Inc.	29,810	688,909
OpenTable, Inc. (a)(b)	10,479	733,320
PDF Solutions, Inc. (a)	11,550	245,438
Pegasystems, Inc.	7,999	318,440
Perficient, Inc. (a)	15,385	282,469
Progress Software Corp. (a)	25,363	656,394
Proofpoint, Inc. (a)	10,034	322,292
PROS Holdings, Inc. (a)	10,352	353,935
PTC, Inc. (a)	55,037	1,564,702
QAD, Inc., Class A	2,721	37,114
QLIK Technologies, Inc. (a)	40,037	1,370,867

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 8

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
RealNetworks, Inc. (a)	10,122	$86,644
RealPage, Inc. (a)	21,397	495,555
Reis, Inc. (a)	3,822	61,802
Responsys, Inc. (a)	16,918	279,147
Sapiens International Corp. NV	7,848	47,480
Sapient Corp. (a)	50,794	790,863
SciQuest, Inc. (a)(b)	10,469	235,134
Shutterstock, Inc. (a)	3,403	247,466
Sourcefire, Inc. (a)	14,334	1,088,237
Spark Networks, Inc. (a)	8,101	67,400
SPS Commerce, Inc. (a)	6,899	461,681
SS&C Technologies Holdings, Inc. (a)	26,791	1,020,737
Support.com, Inc. (a)	23,225	126,576
Synchronoss Technologies, Inc. (a)(b)	13,397	509,890
SYNNEX Corp. (a)(b)	12,123	744,958
Syntel, Inc.	7,092	568,069
Tangoe, Inc. (a)	14,249	339,981
TechTarget, Inc. (a)	6,576	32,814
TeleCommunication Systems, Inc., Class A (a)	21,863	53,783
Textura Corp. (a)	2,342	100,893
Tremor Video, Inc. (a)	3,138	28,964
Tyler Technologies, Inc. (a)(b)	14,496	1,267,965
Ultimate Software Group, Inc. (a)(b)	12,719	1,874,781
Unisys Corp. (a)	20,313	511,684
United Online, Inc.	42,595	339,908
Unwired Planet, Inc. (a)	31,168	53,921
VASCO Data Security International, Inc. (a)	13,354	105,363
Verint Systems, Inc. (a)	24,221	897,630
VirnetX Holding Corp. (a)(b)	19,418	396,127
Virtusa Corp. (a)(b)	9,397	273,077
Web.com Group, Inc. (a)	19,264	622,998
Yelp, Inc. (a)	13,693	906,203
YuMe, Inc. (a)	2,115	22,419
Zillow, Inc. (a)(b)	10,720	904,446
Zix Corp.	28,623	139,966

		46,511,433

Computer Technology – 0.3%
Cray, Inc. (a)	18,236	438,941
Imation Corp. (a)	15,665	64,227
Immersion Corp. (a)	12,920	170,415
Insight Enterprises, Inc. (a)(b)	19,986	378,135
PC Connection, Inc.	4,279	64,570
Quantum Corp. (a)	98,306	135,662
Radisys Corp. (a)	10,925	35,069
Safeguard Scientifics, Inc. (a)(b)	9,659	151,550
Silicon Graphics International Corp. (a)(b)	15,562	252,882

Common Stocks	Shares	Value
Computer Technology (concluded)
Super Micro Computer, Inc. (a)	14,628	$198,063
Synaptics, Inc. (a)(b)	14,947	661,853

		2,551,367

Construction – 0.5%
Aegion Corp. (a)	17,999	427,116
EMCOR Group, Inc.	30,878	1,208,256
Granite Construction, Inc.	17,853	546,302
Great Lakes Dredge & Dock Corp.	27,336	202,833
Orion Marine Group, Inc. (a)	12,643	131,614
Primoris Services Corp.	16,224	413,225
Sterling Construction Co., Inc. (a)	7,632	70,596
Tutor Perini Corp. (a)	17,044	363,378

		3,363,320

Consumer Electronics – 0.2%
RealD, Inc. (a)	18,743	131,201
Skullcandy, Inc. (a)	8,338	51,529
TiVo, Inc. (a)	58,278	724,978
Universal Electronics, Inc. (a)	6,887	248,139
VOXX International Corp. (a)	8,528	116,834
XO Group, Inc. (a)	12,343	159,471
Zagg, Inc. (a)	14,273	64,228

		1,496,380

Consumer Lending – 0.9%
Cash America International, Inc.	13,134	594,708
Credit Acceptance Corp. (a)	3,261	361,351
Encore Capital Group, Inc. (a)	11,508	527,757
Ezcorp, Inc., Class A (a)	23,514	396,916
First Cash Financial Services, Inc. (a)(b)	13,441	778,906
The First Marblehead Corp. (a)	40,932	33,564
Imperial Holdings, Inc. (a)	8,023	50,786
MGIC Investment Corp. (a)(b)	149,329	1,087,115
MoneyGram International, Inc. (a)	9,860	193,059
Nelnet, Inc., Class A	10,531	404,917
Nicholas Financial, Inc.	4,853	79,055
Portfolio Recovery Associates, Inc. (b)	23,345	1,399,299
Regional Management Corp. (a)	2,489	79,150
Tree.com, Inc.	2,995	78,649
World Acceptance Corp. (a)	4,278	384,678

		6,449,910

Consumer Services: Miscellaneous – 0.6%
Chuy’s Holdings, Inc. (a)	7,463	267,847
Core-Mark Holding Co., Inc.	5,262	349,607
Del Frisco’s Restaurant Group, Inc. (a)	4,937	99,579
Move, Inc. (a)	18,323	310,575
Nutrisystem, Inc.	13,265	190,751
Sotheby’s	31,430	1,544,156

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 9

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Services: Miscellaneous (concluded)
Steiner Leisure Ltd. (a)	6,744	$394,052
WEX, Inc. (a)	17,850	1,566,337

		4,722,904

Containers & Packaging – 0.2%
AEP Industries, Inc. (a)	1,990	147,877
Berry Plastics Group, Inc. (a)	25,470	508,636
Graphic Packaging Holding Co. (a)	96,679	827,572
Myers Industries, Inc.	12,963	260,686
UFP Technologies, Inc. (a)	2,571	58,542

		1,803,313

Cosmetics – 0.1%
Elizabeth Arden, Inc. (a)	11,787	435,176
Inter Parfums, Inc.	7,556	226,604
Revlon, Inc., Class A (a)	5,196	144,293

		806,073

Diversified Financial Services – 0.7%
Blackhawk Network Holdings, Inc. (a)	5,286	127,022
California First National Bancorp	1,210	20,655
ConnectOne Bancorp, Inc. (a)	834	29,282
DFC Global Corp. (a)	18,620	204,634
Evercore Partners, Inc., Class A	14,556	716,592
FBR & Co. (a)	4,000	107,240
Fidus Investment Corp.	6,337	122,938
Greenhill & Co., Inc.	12,986	647,742
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,803	77,554
Intersections, Inc.	4,432	38,869
JTH Holding, Inc., Class A (a)	2,095	39,700
Main Street Capital Corp.	17,995	538,590
MidWestOne Financial Group, Inc.	3,156	81,141
Outerwall, Inc. (a)(b)	12,943	647,020
Piper Jaffray Cos. (a)	7,414	254,226
Planet Payment, Inc. (a)	19,800	50,292
Stifel Financial Corp. (a)(b)	29,270	1,206,509
Triangle Capital Corp.	12,718	373,528

		5,283,534

Diversified Manufacturing Operations – 0.5%
AM Castle & Co. (a)	8,067	129,879
Barnes Group, Inc.	24,729	863,537
Federal Signal Corp. (a)	28,756	370,090
Lydall, Inc. (a)	7,861	134,973
OSI Systems, Inc. (a)	9,166	682,592
Raven Industries, Inc.	16,715	546,747
Standex International Corp.	5,837	346,718
Trimas Corp. (a)	20,589	767,970

		3,842,506

Common Stocks	Shares	Value
Diversified Materials & Processing – 0.6%
Belden, Inc.	20,245	$1,296,692
Cabot Microelectronics Corp. (a)	10,676	411,240
CLARCOR, Inc.	22,870	1,269,971
Encore Wire Corp.	9,502	374,759
Harbinger Group, Inc. (a)	15,223	157,863
Insteel Industries, Inc.	8,307	133,743
Koppers Holdings, Inc.	9,536	406,710
NL Industries, Inc.	3,246	36,842
Tredegar Corp.	11,329	294,554
Uranium Energy Corp. (a)(b)	39,162	88,114

		4,470,488

Diversified Media – 0.1%
Belo Corp., Class A	47,797	654,819
EW Scripps Co. (a)	14,385	263,964
Hemisphere Media Group, Inc. (a)	3,965	46,589

		965,372

Diversified Retail – 0.5%
The Bon-Ton Stores, Inc.	6,294	66,402
Fred’s, Inc., Class A	16,845	263,624
Gordmans Stores, Inc.	4,112	46,260
HSN, Inc.	15,547	833,630
Overstock.com, Inc. (a)	5,129	152,177
Pricesmart, Inc.	8,690	827,636
Saks, Inc. (a)	48,095	766,634
Tuesday Morning Corp. (a)	19,699	300,804
Valuevision Media, Inc., Class A (a)	18,216	79,240
Winmark Corp.	1,023	75,405

		3,411,812

Drug & Grocery Store Chains – 0.9%
Arden Group, Inc., Class A	538	69,940
Casey’s General Stores, Inc.	17,636	1,296,246
Harris Teeter Supermarkets, Inc.	22,793	1,121,188
Ingles Markets, Inc., Class A	5,400	155,142
Nash Finch Co.	5,590	147,632
The Pantry, Inc. (a)	10,819	119,875
PetMed Express, Inc.	9,365	152,556
Rite Aid Corp. (a)	335,980	1,599,265
Spartan Stores, Inc.	10,040	221,482
Supervalu, Inc. (a)	93,501	769,513
Susser Holdings Corp. (a)	8,298	441,039
Village Super Market, Inc., Class A	2,922	111,094
Weis Markets, Inc.	5,066	247,930

		6,452,902

Education Services – 0.5%
American Public Education, Inc. (a)	8,096	306,029
Bridgepoint Education, Inc. (a)	8,417	151,843
Bright Horizons Family Solutions, Inc. (a)	5,449	195,238
Capella Education Co. (a)	5,086	287,664

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 10

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Education Services (concluded)
Career Education Corp. (a)	25,606	$70,673
Corinthian Colleges, Inc. (a)	36,698	80,369
Education Management Corp. (a)	11,192	102,071
Franklin Covey Co. (a)	4,209	75,551
Grand Canyon Education, Inc. (a)(b)	20,886	841,288
HealthStream, Inc. (a)(b)	9,264	350,920
ITT Educational Services, Inc. (a)	10,770	333,870
K12, Inc. (a)	12,502	386,062
Lincoln Educational Services Corp.	11,059	50,982
Rosetta Stone, Inc. (a)	5,391	87,496
Strayer Education, Inc. (a)	4,974	206,520
Universal Technical Institute, Inc.	9,854	119,529

		3,646,105

Electronic Components – 0.7%
Acacia Research Corp.	22,623	521,686
Checkpoint Systems, Inc. (a)(b)	18,870	315,129
InvenSense, Inc. (a)(b)	26,131	460,428
Kemet Corp. (a)	20,467	85,552
Methode Electronics, Inc.	17,041	477,148
Multi-Fineline Electronix, Inc. (a)	4,063	65,902
Neonode, Inc. (a)	12,236	78,555
NVE Corp. (a)	2,243	114,483
Park Electrochemical Corp.	9,564	274,009
Rogers Corp. (a)	7,846	466,680
Sanmina Corp. (a)	38,038	665,285
ScanSource, Inc. (a)	12,806	443,087
Sparton Corp.	4,706	120,003
Speed Commerce, Inc. (a)	18,507	60,703
TTM Technologies, Inc. (a)	24,442	238,309
Universal Display Corp. (a)	18,497	592,459
Viasystems Group, Inc. (a)	1,673	24,175

		5,003,593

Electronic Entertainment – 0.1%
DTS, Inc. (a)(b)	8,376	175,896
Glu Mobile, Inc. (a)(b)	29,080	81,133
Take-Two Interactive Software, Inc. (a)(b)	37,270	676,823

		933,852

Electronics – 0.4%
Agilysys, Inc. (a)	6,554	78,124
American Science & Engineering, Inc.	3,738	225,439
Coherent, Inc.	11,182	687,134
Control4 Corp. (a)	1,919	33,237
Daktronics, Inc.	16,962	189,805
II-VI, Inc. (a)	23,454	441,404
iRobot Corp. (a)(b)	12,998	489,635
Newport Corp. (a)	17,950	280,558
Richardson Electronics Ltd.	5,510	62,649

Common Stocks	Shares	Value
Electronics (concluded)
Rofin-Sinar Technologies, Inc. (a)	12,983	$314,318

		2,802,303

Energy Equipment – 0.4%
C&J Energy Services, Inc. (a)	20,715	415,957
Capstone Turbine Corp. (a)	139,870	165,047
Dynegy, Inc. (a)	45,968	888,102
Enphase Energy, Inc. (a)	7,411	60,326
FuelCell Energy, Inc. (a)	73,684	95,052
Matador Resources Co. (a)(b)	26,647	435,145
PowerSecure International, Inc. (a)	10,017	160,773
Silver Spring Networks, Inc. (a)	2,767	47,952
SunPower Corp. (a)(b)	18,976	496,412
Uni-Pixel, Inc. (a)	4,699	83,313

		2,848,079

Energy Equipment & Services – 0.1%
Geospace Technologies Corp. (a)	5,938	500,573
Pioneer Energy Services Corp. (a)(b)	28,707	215,590

		716,163

Engineering & Contracting Services – 0.5%
Argan, Inc.	6,466	142,058
Dycom Industries, Inc. (a)	15,227	426,204
Engility Holdings, Inc. (a)	7,892	250,413
Exponent, Inc.	6,057	435,135
Furmanite Corp. (a)	17,337	171,636
Layne Christensen Co. (a)(b)	9,062	180,878
MasTec, Inc. (a)(b)	27,358	828,947
Michael Baker Corp.	3,974	160,828
Mistras Group, Inc. (a)	7,367	125,239
MYR Group, Inc. (a)(b)	9,644	234,349
Power Solutions International, Inc. (a)	1,000	59,120
Tetra Tech, Inc. (a)(b)	29,874	773,438
VSE Corp.	1,896	89,017

		3,877,262

Entertainment – 0.4%
Ascent Capital Group, Inc., Class A (a)	6,481	522,498
Carmike Cinemas, Inc. (a)	10,579	233,584
Live Nation Entertainment, Inc. (a)	64,761	1,201,317
Reading International, Inc., Class A (a)	7,742	50,865
Rentrak Corp. (a)	4,787	156,152
SHFL Entertainment, Inc. (a)	25,512	586,776
Trans World Entertainment Corp.	4,758	22,030
World Wrestling Entertainment, Inc.	13,353	135,800

		2,909,022

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 11

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service – 0.7%
ABM Industries, Inc.	25,124	$668,801
The Brink’s Co.	22,048	623,958
G&K Services, Inc., Class A	8,981	542,363
The Geo Group, Inc. (a)	32,441	1,078,663
Healthcare Services Group, Inc.	31,494	811,285
Mac-Gray Corp.	5,557	80,910
Nuverra Environmental Solutions, Inc. (a)	66,082	151,328
Standard Parking Corp. (a)	7,083	190,462
Swisher Hygiene, Inc. (a)	53,444	32,414
UniFirst Corp.	6,733	703,060

		4,883,244

Fertilizers – 0.1%
Intrepid Potash, Inc. (b)	25,203	395,183
Rentech, Inc.	68,542	135,713

		530,896

Financial Data & Systems – 0.7%
Advent Software, Inc.	15,016	476,758
Cardtronics, Inc. (a)	20,619	764,965
Cass Information Systems, Inc.	4,729	252,387
Consumer Portfolio Services, Inc. (a)	8,366	49,610
Euronet Worldwide, Inc. (a)	22,916	912,057
EVERTEC, Inc.	13,602	302,100
Fair Isaac Corp.	16,495	911,844
Global Cash Access Holdings, Inc. (a)	30,707	239,822
Green Dot Corp., Class A (a)	11,902	313,380
Heartland Payment Systems, Inc.	16,714	663,880
Higher One Holdings, Inc. (a)	14,511	111,299
Xoom Corp. (a)	3,711	118,047

		5,116,149

Food & Staples Retailing – 0.0%
Fairway Group Holdings Corp. (a)	7,255	185,438
Natural Grocers by Vitamin Cottage, Inc. (a)	4,110	163,167

		348,605

Foods – 1.4%
Annie’s, Inc. (a)	6,302	309,428
B&G Foods, Inc.	24,342	841,016
Boulder Brands, Inc. (a)	27,400	439,496
The Chefs’ Warehouse, Inc. (a)(b)	7,448	172,049
Chiquita Brands International, Inc. (a)(b)	21,387	270,760
Diamond Foods, Inc. (a)	10,223	241,058
Dole Food Co., Inc. (a)	23,644	322,031
The Hain Celestial Group, Inc. (a)	17,677	1,363,250
Inventure Foods, Inc. (a)	6,445	67,673
J&J Snack Foods Corp.	6,871	554,627

Common Stocks	Shares	Value
Foods (concluded)
John B Sanfilippo & Son, Inc.	3,757	$87,125
Lancaster Colony Corp.	8,522	667,187
Lifeway Foods, Inc.	2,129	28,763
Medifast, Inc. (a)	6,400	172,096
Nature’s Sunshine Products, Inc.	5,069	96,666
Nutraceutical International Corp.	3,885	92,230
Omega Protein Corp. (a)	9,164	93,198
Post Holdings, Inc. (a)	15,020	606,357
Roundy’s, Inc.	11,744	100,998
Seneca Foods Corp., Class A (a)	3,747	112,747
Snyders-Lance, Inc.	21,878	631,180
Synutra International, Inc. (a)	7,793	41,303
Tootsie Roll Industries, Inc.	9,023	278,089
TreeHouse Foods, Inc. (a)(b)	16,678	1,114,591
United Natural Foods, Inc. (a)	22,690	1,525,222

		10,229,140

Forest Products – 0.1%
Boise Cascade Co. (a)	5,641	152,025
Deltic Timber Corp.	5,119	333,452
Universal Forest Products, Inc.	9,123	384,078

		869,555

Forms & Bulk Printing Services – 0.3%
Consolidated Graphics, Inc. (a)	3,316	185,895
Deluxe Corp.	23,397	974,719
Ennis, Inc.	12,057	217,508
InnerWorkings, Inc. (a)	20,480	201,114
Multi-Color Corp.	5,582	189,397
Quad/Graphics, Inc.	11,460	347,926
Schawk, Inc.	6,175	91,637

		2,208,196

Funeral Parlors & Cemeteries – 0.2%
Carriage Services, Inc.	7,261	140,863
Hillenbrand, Inc.	25,308	692,680
Matthews International Corp., Class A	12,670	482,474
Stewart Enterprises, Inc., Class A	33,371	438,495

		1,754,512

Gas Pipeline – 0.2%
Crosstex Energy, Inc.	22,041	460,436
SemGroup Corp., Class A	19,433	1,108,070

		1,568,506

Glass – 0.1%
Apogee Enterprises, Inc.	13,235	392,815

Gold – 0.1%
Allied Nevada Gold Corp. (a)	47,690	199,344
Coeur Mining, Inc. (a)	46,640	562,012
Gold Resource Corp.	15,383	101,989

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 12

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gold (concluded)
Midway Gold Corp. (a)	51,812	$49,481

		912,826

Health Care Facilities – 0.7%
Amsurg Corp. (a)	14,707	583,868
Capital Senior Living Corp. (a)	13,177	278,694
Emeritus Corp. (a)(b)	18,535	343,454
The Ensign Group, Inc.	8,939	367,482
Five Star Quality Care, Inc. (a)	19,845	102,599
Hanger, Inc. (a)(b)	15,940	538,134
HealthSouth Corp.	40,098	1,382,579
Kindred Healthcare, Inc.	24,844	333,655
National Healthcare Corp.	4,935	233,277
Select Medical Holdings Corp.	22,433	181,034
Skilled Healthcare Group, Inc., Class A (a)	8,984	39,170
US Physical Therapy, Inc.	5,581	173,457
USMD Holdings, Inc. (a)	509	13,494
Vanguard Health Systems, Inc. (a)(b)	15,585	327,441

		4,898,338

Health Care Management Services – 0.7%
BioScrip, Inc. (a)	26,821	235,488
Centene Corp. (a)	25,048	1,602,070
Computer Programs & Systems, Inc.	5,098	298,233
Magellan Health Services, Inc. (a)	12,441	745,962
Molina Healthcare, Inc. (a)	13,041	464,260
Triple-S Management Corp. (a)	10,844	199,421
Universal American Corp.	17,885	136,284
WellCare Health Plans, Inc. (a)	20,002	1,394,940

		5,076,658

Health Care Services – 1.9%
Acadia Healthcare Co., Inc. (a)(b)	16,287	642,196
Accelerate Diagnostics, Inc. (a)	4,967	66,607
Accretive Health, Inc. (a)	27,180	247,882
Addus HomeCare Corp. (a)	2,533	73,381
Air Methods Corp.	17,888	762,029
Alliance HealthCare Services, Inc. (a)	2,299	63,659
Almost Family, Inc.	3,807	73,970
Amedisys, Inc. (a)	14,466	249,104
AMN Healthcare Services, Inc. (a)	21,191	291,588
athenahealth, Inc. (a)	16,901	1,834,773
Chemed Corp.	8,682	620,763
Chindex International, Inc. (a)	5,515	94,031
Corvel Corp. (a)	5,299	195,904
Cross Country Healthcare, Inc. (a)	12,588	76,283
ExamWorks Group, Inc. (a)	13,925	361,911
Gentiva Health Services, Inc.	14,440	173,858
Globus Medical, Inc., Class A (a)	25,134	438,840

Common Stocks	Shares	Value
Health Care Services (concluded)
Greenway Medical Technologies (a)	6,661	$137,550
Healthways, Inc. (a)(b)	15,735	291,255
HMS Holdings Corp. (a)(b)	40,343	867,778
IPC The Hospitalist Co., Inc. (a)	7,712	393,389
LHC Group, Inc. (a)	5,572	130,719
Medidata Solutions, Inc. (a)	12,231	1,210,013
MiMedx Group, Inc. (a)	38,783	161,725
MWI Veterinary Supply, Inc. (a)(b)	5,885	878,984
NeoGenomics, Inc. (a)	15,192	45,576
Omnicell, Inc. (a)	15,793	373,978
OvaScience, Inc. (a)	4,131	40,938
PharMerica Corp. (a)	13,613	180,644
Quality Systems, Inc.	18,371	399,202
Ryman Hospitality Properties	20,369	702,934
Team Health Holdings, Inc. (a)	31,593	1,198,638
TearLab Corp. (a)	13,444	148,691
Tetraphase Pharmaceuticals, Inc. (a)	5,268	59,950
WebMD Health Corp. (a)(b)	14,786	422,880

		13,911,623

Health Care: Miscellaneous – 0.1%
MedAssets, Inc. (a)	28,001	711,786
The Providence Service Corp. (a)	4,854	139,261

		851,047

Home Building – 0.6%
Beazer Homes USA, Inc. (a)	11,544	207,792
Hovnanian Enterprises, Inc., Class A (a)	52,336	273,717
KB Home	38,478	693,374
M/I Homes, Inc. (a)(b)	11,128	229,459
MDC Holdings, Inc.	17,999	540,150
Meritage Homes Corp. (a)	16,641	714,731
The Ryland Group, Inc.	21,237	860,948
Standard Pacific Corp. (a)(b)	68,321	540,419
Tile Shop Holdings, Inc. (a)	8,476	249,957
TRI Pointe Homes, Inc. (a)	6,851	100,573
UCP, Inc., Class A (a)	3,197	47,444
WCI Communities, Inc. (a)	3,136	54,127
William Lyon Homes, Class A (a)	6,365	129,337

		4,642,028

Hotel/Motel – 0.2%
Bloomin’ Brands, Inc. (a)	25,454	600,969
Marcus Corp.	8,693	126,309
Morgans Hotel Group Co. (a)	12,317	94,718
Orient-Express Hotels Ltd., Class A (a)	44,169	573,314

		1,395,310

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 13

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Appliances – 0.0%
National Presto Industries, Inc.	2,197	$154,691

Household Equipment & Products – 0.2%
Blyth, Inc. (b)	4,253	58,819
Central Garden and Pet Co., Class A (a)	19,371	132,692
CSS Industries, Inc.	3,911	93,903
Helen of Troy Ltd. (a)	14,669	648,370
Libbey, Inc. (a)	9,635	229,120
Sears Hometown and Outlet Stores, Inc. (a)	3,971	126,079

		1,288,983

Household Furnishings – 0.3%
American Woodmark Corp. (a)	4,562	158,073
Bassett Furniture Industries, Inc.	4,958	80,270
Ethan Allen Interiors, Inc.	11,428	318,498
EveryWare Global, Inc. (a)	4,453	50,764
Flexsteel Industries, Inc.	2,255	56,307
Hooker Furniture Corp.	5,015	74,974
Kirkland’s, Inc. (a)	6,454	119,012
La-Z-Boy, Inc.	24,095	547,198
Lifetime Brands, Inc.	4,698	71,833
Select Comfort Corp. (a)(b)	25,608	623,555

		2,100,484

Insurance: Life – 0.7%
American Equity Investment Life Holding Co.	29,479	625,544
Citizens, Inc. (a)(b)	20,029	173,051
CNO Financial Group, Inc.	102,233	1,472,155
FBL Financial Group, Inc., Class A	4,066	182,563
Health Insurance Innovations, Inc. (a)	2,156	25,764
Independence Holding Co.	3,607	51,508
Kansas City Life Insurance Co.	1,784	78,888
National Western Life Insurance Co., Class A	997	201,165
The Phoenix Cos., Inc. (a)	2,640	102,089
Primerica, Inc.	26,214	1,057,473
Symetra Financial Corp.	37,458	667,502
Third Point Reinsurance, Ltd. (a)	11,340	164,317

		4,802,019

Insurance: Multi-Line – 0.3%
Crawford & Co., Class B	12,205	118,389
Eastern Insurance Holdings, Inc.	2,965	72,376
eHealth, Inc. (a)	8,486	273,758
Fortegra Financial Corp. (a)	2,890	24,594
Horace Mann Educators Corp.	18,259	518,190
Maiden Holdings Ltd.	23,033	272,020
PICO Holdings, Inc. (a)	10,409	225,459

Common Stocks	Shares	Value
Insurance: Multi-Line (concluded)
Platinum Underwriters Holdings Ltd.	13,474	$804,802

		2,309,588

Insurance: Property-Casualty – 1.5%
American Safety Insurance Holdings Ltd. (a)	4,445	134,239
Amerisafe, Inc.	8,491	301,515
Amtrust Financial Services, Inc. (b)	14,289	558,128
Argo Group International Holdings Ltd.	12,486	535,400
Baldwin & Lyons, Inc., Class B	4,245	103,493
Donegal Group, Inc., Class A	3,409	47,692
EMC Insurance Group, Inc.	2,084	62,895
Employers Holdings, Inc.	14,246	423,676
Enstar Group Ltd. (a)(b)	4,379	598,171
First American Financial Corp.	49,790	1,212,386
Global Indemnity PLC (a)	3,814	97,104
Greenlight Capital Re Ltd. (a)	12,960	368,582
Hallmark Financial Services, Inc. (a)	6,587	58,427
HCI Group, Inc.	4,257	173,856
Hilltop Holdings, Inc. (a)(b)	28,587	528,860
Infinity Property & Casualty Corp.	5,286	341,476
Investors Title Co.	582	43,708
Meadowbrook Insurance Group, Inc.	22,931	149,052
Montpelier Re Holdings Ltd. (b)	20,230	526,992
National Interstate Corp.	3,052	84,876
The Navigators Group, Inc. (a)	4,738	273,714
OneBeacon Insurance Group Ltd.	10,418	153,770
Radian Group, Inc. (b)	79,614	1,109,023
RLI Corp.	9,805	857,153
Safety Insurance Group, Inc.	5,929	314,059
Selective Insurance Group, Inc.	25,554	626,073
State Auto Financial Corp.	6,887	144,214
Stewart Information Services Corp.	9,803	313,598
Tower Group International Ltd. (b)	26,463	185,241
United Fire Group, Inc.	9,463	288,338
Universal Insurance Holdings, Inc.	12,176	85,841

		10,701,552

International Trade & Diversified Logistic – 0.0%
Global Sources Ltd. (a)	8,776	65,118

Internet & Catalog Retail – 0.0%
Vitacost.com, Inc. (a)	10,076	85,646

Internet Software & Services – 0.1%
ChannelAdvisor Corp. (a)	2,736	100,219
E2open, Inc. (a)	6,817	152,701
eGain Corp. (a)	6,042	91,174
Global Eagle Entertainment, Inc. (a)	9,900	92,466

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 14

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Gogo, Inc. (a)	4,952	$87,997

		524,557

Leisure Time – 1.0%
Black Diamond, Inc. (a)	10,420	126,707
Callaway Golf Co.	32,886	234,148
Churchill Downs, Inc.	6,313	546,201
International Speedway Corp., Class A	12,806	413,634
Interval Leisure Group, Inc.	18,114	428,034
Johnson Outdoors, Inc.	2,265	60,747
Life Time Fitness, Inc. (a)	19,807	1,019,466
Marriott Vacations Worldwide Corp. (a)	13,449	591,756
Nautilus, Inc. (a)	14,407	104,019
Orbitz Worldwide, Inc. (a)	10,984	105,776
Pool Corp.	21,424	1,202,529
Smith & Wesson Holding Corp. (a)(b)	29,569	324,963
Speedway Motorsports, Inc.	5,381	96,320
Sturm Ruger & Co., Inc. (b)	8,924	558,910
Town Sports International Holdings, Inc.	11,053	143,468
Vail Resorts, Inc.	16,532	1,146,990
West Marine, Inc. (a)	7,765	94,733

		7,198,401

Luxury Items – 0.0%
Movado Group, Inc.	8,135	355,906

Machinery: Agricultural – 0.2%
Alamo Group, Inc.	3,242	158,566
Lindsay Corp.	5,917	482,946
Titan International, Inc.	24,670	361,169
Titan Machinery, Inc. (a)	7,862	126,342

		1,129,023

Machinery: Construction & Handling – 0.1%
Astec Industries, Inc.	9,382	337,377
Douglas Dynamics, Inc.	10,280	151,424
NACCO Industries, Inc., Class A	2,275	126,081

		614,882

Machinery: Engines – 0.1%
Briggs & Stratton Corp.	22,190	446,463

Machinery: Industrial – 1.6%
Actuant Corp., Class A	33,687	1,308,403
Altra Holdings, Inc.	12,417	334,142
Applied Industrial Technologies, Inc.	19,389	998,534
Chart Industries, Inc. (a)(b)	13,950	1,716,408
Columbus McKinnon Corp. (a)	8,936	214,732
DXP Enterprises, Inc. (a)(b)	4,351	343,599

Common Stocks	Shares	Value
Machinery: Industrial (concluded)
EnPro Industries, Inc. (a)	9,600	$578,016
The ExOne Co. (a)(b)	3,016	128,482
Flow International Corp. (a)	22,264	88,833
Graham Corp.	4,588	165,764
Hardinge, Inc.	5,412	83,615
Hyster-Yale Materials Handling, Inc.	4,836	433,644
John Bean Technologies Corp.	13,313	331,227
Kadant, Inc.	5,126	172,182
Manitex International, Inc. (a)	5,677	62,050
Middleby Corp. (a)	8,647	1,806,445
MTS Systems Corp.	7,256	466,924
Omega Flex, Inc.	1,265	23,896
Proto Labs, Inc. (a)	7,865	600,807
Tecumseh Products Co., Class A (a)	8,537	76,406
Tennant Co.	8,466	524,892
Twin Disc, Inc.	3,846	100,496
Woodward, Inc.	31,628	1,291,371

		11,850,868

Machinery: Specialty – 0.1%
Albany International Corp., Class A	12,829	460,176
Hurco Cos., Inc.	2,956	76,442
Xerium Technologies, Inc. (a)	5,032	58,321

		594,939

Manufactured Housing – 0.0%
Cavco Industries, Inc. (a)(b)	3,193	181,841

Medical & Dental Instruments & Supplies – 2.0%
ABIOMED, Inc. (a)(b)	17,825	339,923
Align Technology, Inc. (a)	33,652	1,619,334
Alphatec Holdings, Inc. (a)	28,530	56,204
AngioDynamics, Inc. (a)	11,327	149,516
Anika Therapeutics, Inc. (a)	5,567	133,385
Antares Pharma, Inc. (a)	52,037	211,270
AtriCure, Inc. (a)	9,652	105,979
Atrion Corp.	717	185,545
Biolase, Inc. (a)	15,206	29,043
Cantel Medical Corp.	15,078	480,234
Cardiovascular Systems, Inc. (a)	9,657	193,623
Cerus Corp. (a)	32,245	216,364
CONMED Corp.	12,751	433,406
CryoLife, Inc.	12,616	88,312
Cutera, Inc. (a)	6,746	60,039
Derma Sciences, Inc. (a)	6,300	77,994
Endologix, Inc. (a)	28,905	466,238
Exactech, Inc. (a)	4,287	86,383
HeartWare International, Inc. (a)	7,511	549,880
ICU Medical, Inc. (a)	5,960	404,863
Insulet Corp. (a)(b)	24,565	890,236
Integra LifeSciences Holdings Corp. (a)	9,178	369,415
Invacare Corp.	14,676	253,455

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Landauer, Inc.	4,369	$223,911
MAKO Surgical Corp. (a)	19,352	571,078
Medical Action Industries, Inc. (a)	6,731	44,694
Meridian Bioscience, Inc.	19,088	451,431
Merit Medical Systems, Inc. (a)	19,536	236,972
Navidea Biopharmaceuticals, Inc. (a)(b)	55,172	146,206
Neogen Corp. (a)(b)	10,996	667,677
NuVasive, Inc. (a)	20,329	497,857
OraSure Technologies, Inc. (a)	25,693	154,415
Orthofix International NV (a)	8,916	185,988
Owens & Minor, Inc.	29,126	1,007,468
Quidel Corp. (a)	12,922	366,985
Rochester Medical Corp. (a)	4,996	99,720
Staar Surgical Co. (a)	16,881	228,569
STERIS Corp.	27,120	1,165,075
SurModics, Inc. (a)	6,702	159,374
Tornier NV (a)	11,948	230,955
Unilife Corp. (a)(b)	44,096	146,399
Utah Medical Products, Inc.	1,510	89,754
Vascular Solutions, Inc. (a)	7,574	127,243
Volcano Corp. (a)	25,065	599,555

		14,801,967

Medical Equipment – 1.1%
Abaxis, Inc.	10,170	428,157
Accuray, Inc. (a)(b)	34,073	251,799
Affymetrix, Inc. (a)	32,650	202,430
Analogic Corp.	5,623	464,685
ArthroCare Corp. (a)	12,962	461,188
Cyberonics, Inc. (a)	12,710	644,905
Cynosure, Inc., Class A (a)(b)	8,786	200,409
DexCom, Inc. (a)(b)	32,520	918,040
Fluidigm Corp. (a)(b)	11,678	256,215
Greatbatch, Inc. (a)	10,995	374,160
Haemonetics Corp. (a)	23,498	937,100
Luminex Corp. (a)	17,170	343,400
Masimo Corp.	22,417	597,189
Merge Healthcare, Inc. (a)	30,264	78,989
Natus Medical, Inc. (a)	14,028	198,917
NxStage Medical, Inc. (a)	27,467	361,466
Solta Medical, Inc. (a)	32,930	68,494
Spectranetics Corp. (a)	18,556	311,370
Thoratec Corp. (a)	26,379	983,673
Zeltiq Aesthetics, Inc. (a)	8,185	74,238

		8,156,824

Medical Services – 0.2%
Bio-Reference Laboratories, Inc. (a)	11,256	336,329
PAREXEL International Corp. (a)(b)	26,151	1,313,565

		1,649,894

Common Stocks	Shares	Value
Metal Fabricating – 0.7%
Ampco-Pittsburgh Corp.	3,843	$68,867
Compx International, Inc.	465	6,036
Dynamic Materials Corp.	6,328	146,683
Global Brass & Copper Holdings, Inc. (a)	3,686	64,652
Haynes International, Inc.	5,659	256,522
Kaydon Corp.	14,813	526,158
LB Foster Co., Class A	4,665	213,377
Mueller Industries, Inc.	12,927	719,646
Mueller Water Products, Inc., Series A	72,695	580,833
NN, Inc.	7,913	123,126
Northwest Pipe Co. (a)	4,296	141,253
RBC Bearings, Inc. (a)(b)	10,570	696,457
Rexnord Corp. (a)(b)	13,900	289,120
RTI International Metals, Inc. (a)	14,412	461,761
Worthington Industries, Inc.	24,335	837,854

		5,132,345

Metals & Minerals: Diversified – 0.7%
Alpha Natural Resources, Inc. (a)(b)	101,591	605,482
AMCOL International Corp.	12,795	418,140
Commercial Metals Co.	53,777	911,520
General Moly, Inc. (a)	26,549	43,806
Globe Specialty Metals, Inc.	29,643	456,799
Hecla Mining Co.	153,212	481,086
Materion Corp.	9,439	302,614
Minerals Technologies, Inc.	16,043	792,043
Molycorp, Inc. (a)(b)	57,074	374,405
Oil-Dri Corp. of America	2,234	75,375
Paramount Gold and Silver Corp. (a)(b)	63,713	82,190
SunCoke Energy, Inc. (a)	32,185	547,145
United States Lime & Minerals, Inc. (a)	886	51,920
Ur-Energy, Inc. (a)	56,160	65,146
US Silica Holdings, Inc. (b)	9,883	246,087

		5,453,758

Miscellaneous Consumer Staples – 0.1%
Spectrum Brands Holdings, Inc.	9,898	651,684

Office Supplies & Equipment – 0.6%
ACCO Brands Corp. (a)	52,218	346,727
Electronics for Imaging, Inc. (a)	21,341	676,083
Herman Miller, Inc.	26,962	786,751
HNI Corp.	20,920	756,886
Kimball International, Inc., Class B	14,834	164,509
Knoll, Inc.	22,189	375,882
Steelcase, Inc., Class A	38,823	645,238

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 16

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Office Supplies & Equipment (concluded)
United Stationers, Inc.	18,642	$810,927

		4,563,003

Offshore Drilling & Other Services – 0.1%
Hercules Offshore, Inc. (a)	73,382	540,825
Vantage Drilling Co. (a)	92,632	160,254

		701,079

Oil Well Equipment & Services – 1.2%
Basic Energy Services, Inc. (a)	13,828	174,786
Bolt Technology Corp.	3,957	71,424
Cal Dive International, Inc. (a)(b)	45,250	92,762
Dawson Geophysical Co. (a)	3,714	120,594
Edgen Group, Inc. (a)	7,781	59,136
Exterran Holdings, Inc. (a)	26,477	729,971
Flotek Industries, Inc. (a)(b)	21,966	505,218
Forum Energy Technologies, Inc. (a)(b)	18,093	488,692
Global Geophysical Services, Inc. (a)	10,681	28,945
Gulf Island Fabrication, Inc.	6,680	163,727
Helix Energy Solutions Group, Inc. (a)	48,746	1,236,686
Hornbeck Offshore Services, Inc. (a)	16,474	946,266
ION Geophysical Corp. (a)(b)	61,265	318,578
Key Energy Services, Inc. (a)(b)	70,102	511,044
Matrix Service Co. (a)	11,991	235,263
Mitcham Industries, Inc. (a)	5,946	90,914
Natural Gas Services Group, Inc. (a)	5,716	153,303
Newpark Resources, Inc. (a)	39,663	502,134
Parker Drilling Co. (a)(b)	54,811	312,423
RigNet, Inc. (a)	5,430	196,675
SEACOR Holdings, Inc.	9,238	835,485
Tesco Corp. (a)	13,890	230,157
TETRA Technologies, Inc. (a)	36,052	451,731
TGC Industries, Inc.	7,302	57,613
Willbros Group, Inc. (a)(b)	18,510	169,922

		8,683,449

Oil, Gas & Consumable Fuels – 0.3%
CARBO Ceramics, Inc. (b)	9,112	903,090
Emerald Oil, Inc. (a)	16,930	121,727
EPL Oil & Gas, Inc. (a)	13,741	509,929
Equal Energy Ltd.	16,430	77,385
EXCO Resources, Inc.	62,514	421,344

		2,033,475

Oil: Crude Producers – 2.3%
Abraxas Petroleum Corp. (a)	37,836	97,239
Apco Oil and Gas International, Inc. (a)	4,264	60,805

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Approach Resources, Inc. (a)	16,031	$421,295
Athlon Energy, Inc. (a)	8,240	269,448
Berry Petroleum Co., Class A	24,235	1,045,256
Bill Barrett Corp. (a)	22,447	563,644
Bonanza Creek Energy, Inc. (a)	13,540	653,440
BPZ Resources, Inc. (a)	54,441	106,160
Callon Petroleum Co. (a)	18,533	101,376
Carrizo Oil & Gas, Inc. (a)	18,568	692,772
Clayton Williams Energy, Inc. (a)	2,689	141,092
Comstock Resources, Inc.	22,237	353,791
Contango Oil & Gas Co.	5,965	219,214
Crimson Exploration, Inc. (a)	9,983	30,049
Diamondback Energy, Inc. (a)	8,980	382,907
Endeavour International Corp. (a)(b)	21,767	116,453
Energy XXI Bermuda Ltd. (b)	36,497	1,102,209
Evolution Petroleum Corp. (a)	7,875	88,672
Forest Oil Corp. (a)(b)	54,952	335,207
FX Energy, Inc. (a)	24,845	85,467
Gastar Exploration Ltd. (a)	25,763	101,764
Goodrich Petroleum Corp. (a)	12,154	295,221
Halcon Resources Corp. (a)(b)	106,592	472,203
Isramco, Inc. (a)	416	51,563
Jones Energy, Inc., Class A (a)	4,785	78,522
Kodiak Oil & Gas Corp. (a)	122,184	1,473,539
Magnum Hunter Resources Corp. (a)	79,160	488,417
Midstates Petroleum Co., Inc. (a)	15,357	78,781
Northern Oil and Gas, Inc. (a)	29,380	423,953
Panhandle Oil and Gas, Inc.	3,197	90,411
PDC Energy, Inc. (a)(b)	16,379	975,206
Penn Virginia Corp. (a)	25,580	170,107
PetroQuest Energy, Inc. (a)	26,471	106,149
Quicksilver Resources, Inc. (a)	57,717	113,702
Resolute Energy Corp. (a)	31,257	261,309
Rex Energy Corp. (a)	20,785	463,505
Rosetta Resources, Inc. (a)(b)	28,099	1,530,272
Sanchez Energy Corp. (a)(b)	17,420	460,062
Stone Energy Corp. (a)(b)	22,984	745,371
Swift Energy Co. (a)	19,925	227,543
Synergy Resources Corp. (a)	23,477	228,901
Triangle Petroleum Corp. (a)	31,084	305,245
Vaalco Energy, Inc. (a)	26,795	149,516
W&T Offshore, Inc.	15,984	283,236
Warren Resources, Inc. (a)	33,669	98,650
ZaZa Energy Corp. (a)	16,434	18,899

		16,558,543

Oil: Integrated – 0.2%
Targa Resources Corp.	15,131	1,103,958

Oil: Refining & Marketing – 0.3%
Adams Resources & Energy, Inc.	992	55,066
Alon USA Energy, Inc.	10,987	112,177

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Refining & Marketing (concluded)
Arabian American Development Co. (a)	9,365	$85,221
Clean Energy Fuels Corp. (a)(b)	31,619	404,091
Delek US Holdings, Inc.	17,179	362,305
Miller Energy Resources, Inc. (a)	14,015	101,749
Renewable Energy Group, Inc. (a)	9,831	148,940
Western Refining, Inc.	25,074	753,223

		2,022,772

Paints & Coatings – 0.2%
Chase Corp.	2,945	86,524
Ferro Corp. (a)	33,370	304,001
H.B. Fuller Co.	23,146	1,045,968

		1,436,493

Paper – 0.6%
Boise, Inc.	46,390	584,514
Clearwater Paper Corp. (a)	10,205	487,493
KapStone Paper and Packaging Corp.	18,793	804,340
Neenah Paper, Inc.	7,348	288,850
P.H. Glatfelter Co.	19,740	534,362
Resolute Forest Products (a)	32,056	423,780
Schweitzer-Mauduit International, Inc.	14,443	874,235
Wausau Paper Corp.	22,817	296,393

		4,293,967

Personal Care – 0.1%
The Female Health Co.	10,048	99,174
Orchids Paper Products Co.	2,769	76,618
PhotoMedex, Inc. (a)	6,449	102,539
USANA Health Sciences, Inc. (a)	2,761	239,627
WD-40 Co.	7,127	462,543

		980,501

Pharmaceuticals – 1.9%
ACADIA Pharmaceuticals, Inc. (a)	32,250	885,908
AcelRx Pharmaceuticals, Inc. (a)	10,818	116,510
Achillion Pharmaceuticals, Inc. (a)	44,423	134,157
Agios Pharmaceuticals, Inc. (a)	3,069	85,809
Akorn, Inc. (a)	26,776	526,952
American Pacific Corp. (a)	2,709	148,345
Ampio Pharmaceuticals, Inc. (a)(b)	12,793	95,948
Anacor Pharmaceuticals, Inc. (a)	11,733	124,604
Aratana Therapeutics, Inc. (a)	2,868	46,863
Auxilium Pharmaceuticals, Inc. (a)	22,684	413,529
AVANIR Pharmaceuticals, Inc. (a)	66,777	283,134
Cadence Pharmaceuticals, Inc. (a)	28,521	179,968
Cambrex Corp. (a)	13,868	183,058
Cempra, Inc. (a)	9,092	104,558
Chimerix, Inc. (a)	3,914	86,030
Conatus Pharmaceuticals, Inc. (a)	1,581	15,889

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Corcept Therapeutics, Inc. (a)	24,678	$39,238
Depomed, Inc. (a)	26,098	195,213
Enanta Pharmaceuticals, Inc. (a)	1,666	38,185
Endocyte, Inc. (a)	14,096	187,900
Esperion Therapeutics, Inc. (a)	1,937	36,532
Hi-Tech Pharmacal Co., Inc.	5,112	220,583
Impax Laboratories, Inc. (a)	31,492	645,901
Infinity Pharmaceuticals, Inc. (a)(b)	22,038	384,563
Ironwood Pharmaceuticals, Inc. (a)(b)	42,804	507,227
Isis Pharmaceuticals, Inc. (a)(b)	51,662	1,939,391
Lannett Co., Inc. (a)	7,510	163,868
Lifevantage Corp. (a)	52,257	124,372
The Medicines Co. (a)	29,101	975,466
MEI Pharma, Inc. (a)	4,439	50,338
Optimer Pharmaceuticals, Inc. (a)	22,395	282,177
Pacira Pharmaceuticals, Inc. (a)	12,673	609,445
Pernix Therapeutics Holdings (a)	8,211	22,416
Portola Pharmaceuticals, Inc. (a)	4,472	119,626
Pozen, Inc. (a)	12,417	71,149
Prestige Brands Holdings, Inc. (a)	23,518	708,362
Questcor Pharmaceuticals, Inc.	23,879	1,384,982
Receptos, Inc. (a)	2,666	69,236
Sagent Pharmaceuticals, Inc. (a)	8,490	173,196
Santarus, Inc. (a)	25,514	575,851
Sciclone Pharmaceuticals, Inc. (a)	25,006	126,780
SIGA Technologies, Inc. (a)(b)	17,110	65,702
Spectrum Pharmaceuticals, Inc.	29,070	243,897
Supernus Pharmaceuticals, Inc. (a)(b)	6,971	51,097
T.G. Therapeutics, Inc. (a)	7,144	36,363
TherapeuticsMD, Inc. (a)	36,100	105,773
Vical, Inc. (a)	34,768	43,460
Vivus, Inc. (a)(b)	46,349	431,973
XenoPort, Inc. (a)	20,088	114,100
Zogenix, Inc. (a)	33,196	61,745

		14,237,369

Plastics – 0.1%
A. Schulman, Inc.	13,534	398,711
Ply Gem Holdings, Inc. (a)	7,318	102,306

		501,017

Power Transmission Equipment – 0.3%
Advanced Energy Industries, Inc. (a)	18,043	316,113
Generac Holdings, Inc.	23,715	1,011,208
Global Power Equipment Group, Inc.	7,767	156,194
Maxwell Technologies, Inc. (a)	13,508	122,653
Powell Industries, Inc. (a)	4,227	259,073

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 18

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Power Transmission Equipment (concluded)
Vicor Corp. (a)	8,107	$66,315

		1,931,556

Precious Metals & Minerals – 0.1%
Horsehead Holding Corp. (a)(b)	20,264	252,489
Stillwater Mining Co. (a)(b)	54,403	598,977

		851,466

Printing & Copying Services – 0.1%
Casella Waste Systems, Inc. (a)	17,765	102,149
Cenveo, Inc. (a)	24,907	73,476
VistaPrint NV (a)	15,007	848,195

		1,023,820

Producer Durables: Miscellaneous – 0.1%
Blount International, Inc. (a)	22,605	273,747
Park-Ohio Holdings Corp. (a)	3,960	152,143

		425,890

Production Technology Equipment – 1.1%
ATMI, Inc. (a)	14,658	388,730
Axcelis Technologies, Inc. (a)	50,180	105,880
Brooks Automation, Inc.	30,547	284,393
Cognex Corp.	39,979	1,253,742
Cohu, Inc.	11,386	124,221
Electro Scientific Industries, Inc.	11,006	128,880
Entegris, Inc. (a)	64,056	650,168
FEI Co.	19,202	1,685,936
GSI Group, Inc. (a)	13,992	133,484
LTX-Credence Corp. (a)(b)	21,772	143,260
MKS Instruments, Inc.	24,351	647,493
Nanometrics, Inc. (a)(b)	10,568	170,356
Photronics, Inc. (a)(b)	27,921	218,621
Rudolph Technologies, Inc. (a)(b)	15,088	172,003
Tessera Technologies, Inc.	24,246	469,160
Ultra Clean Holdings, Inc. (a)	10,908	75,374
Ultratech, Inc. (a)	12,749	386,295
Veeco Instruments, Inc. (a)	18,001	670,177

		7,708,173

Publishing – 0.4%
AH Belo Corp.	8,725	68,491
Courier Corp.	5,249	83,039
Daily Journal Corp. (a)	417	61,295
Dex Media, Inc. (a)	7,958	64,699
Journal Communications, Inc., Class A (a)	20,402	174,437
Martha Stewart Living Omnimedia, Class A (a)	13,345	30,694
The McClatchy Co., Class A (a)	28,036	84,108
Media General, Inc., Class A (a)(b)	9,070	129,338
Meredith Corp.	16,440	782,873
The New York Times Co., Class A	59,372	746,306

Common Stocks	Shares	Value
Publishing (concluded)
Scholastic Corp.	12,133	$347,610

		2,572,890

Radio & TV Broadcasters – 0.4%
Beasley Broadcasting Group, Inc., Class A	1,845	16,033
Central European Media Enterprises Ltd. (a)	35,137	185,172
Crown Media Holdings, Inc., Class A (a)	16,080	49,526
Cumulus Media, Inc., Class A (a)	34,525	182,983
Entercom Communications Corp., Class A (a)	11,020	96,756
Entravision Communications Corp., Class A	25,574	150,887
Gray Television, Inc. (a)(b)	23,084	181,209
Nexstar Broadcasting Group, Inc., Class A	13,505	601,040
Saga Communications, Inc., Class A	2,237	99,278
Salem Communications Corp., Class A	4,855	40,199
Sinclair Broadcast Group, Inc., Class A	31,483	1,055,310

		2,658,393

Railroad Equipment – 0.1%
American Railcar Industries, Inc. (b)	4,348	170,572
FreightCar America, Inc.	5,487	113,471
Greenbrier Cos., Inc. (a)	11,259	278,435

		562,478

Real Estate – 0.2%
AV Homes, Inc. (a)	4,239	74,013
Consolidated-Tomoka Land Co.	2,689	103,500
Forestar Group, Inc. (a)	15,950	343,404
Griffin Land & Nurseries, Inc.	1,201	38,552
HFF, Inc., Class A	15,264	382,363
Kennedy-Wilson Holdings, Inc.	25,865	480,054
Tejon Ranch Co. (a)(b)	6,380	196,759
Thomas Properties Group, Inc.	13,958	93,798

		1,712,443

Real Estate Investment Trusts (REITs) – 7.2%
Acadia Realty Trust (b)	25,374	626,230
AG Mortgage Investment Trust, Inc.	12,987	215,844
Agree Realty Corp.	6,108	184,339
Alexander & Baldwin, Inc. (a)	19,802	713,268
Alexander’s, Inc.	961	274,961
Altisource Residential Corp.	11,597	266,499
American Assets Trust, Inc.	15,430	470,769

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Capital Mortgage
Investment Corp.	27,263	$538,717
American Realty Capital Properties, Inc.	71,136	867,859
American Residential Properties, Inc. (a)	6,343	111,700
AmREIT, Inc., Class B	9,098	157,850
Anworth Mortgage Asset Corp.	67,525	326,146
Apollo Commercial Real Estate Finance, Inc.	17,286	263,957
Ares Commercial Real Estate Corp.	9,919	123,293
Armada Hoffler Properties, Inc.	8,730	86,514
ARMOUR Residential REIT, Inc.	172,857	725,999
Ashford Hospitality Trust, Inc.	28,318	349,444
Associated Estates Realty Corp.	26,567	396,114
Aviv REIT, Inc.	5,305	120,954
Campus Crest Communities, Inc.	29,795	321,786
CapLease, Inc.	41,095	348,897
Capstead Mortgage Corp. (b)	44,425	522,882
Cedar Realty Trust, Inc.	33,410	173,064
Chambers Street Properties (a)(b)	109,010	957,108
Chatham Lodging Trust	10,440	186,458
Chesapeake Lodging Trust	22,336	525,789
Colonial Properties Trust	40,819	918,019
Colony Financial, Inc.	29,770	594,805
Coresite Realty Corp.	9,540	323,788
Cousins Properties, Inc. (b)	77,589	798,391
CubeSmart	61,337	1,094,252
CyrusOne, Inc.	8,774	166,531
CYS Investments, Inc.	80,718	656,237
DCT Industrial Trust, Inc. (b)	134,209	964,963
DiamondRock Hospitality Co. (b)	90,157	961,975
DuPont Fabros Technology, Inc.	28,747	740,810
Dynex Capital, Inc.	25,492	223,565
EastGroup Properties, Inc. (b)	13,939	825,328
Education Realty Trust, Inc.	52,558	478,278
Ellington Residential Mortgage REIT	2,970	45,649
EPR Properties (b)	21,689	1,057,122
Equity One, Inc. (b)	27,803	607,774
Excel Trust, Inc.	22,141	265,692
FelCor Lodging Trust, Inc. (a)(b)	57,137	351,964
First Industrial Realty Trust, Inc. (b)	49,476	804,975
First Potomac Realty Trust	27,017	339,604
Franklin Street Properties Corp.	41,615	530,175
Getty Realty Corp.	11,870	230,634
Gladstone Commercial Corp.	6,482	116,417
Glimcher Realty Trust	66,458	647,965
Government Properties Income Trust	24,755	592,387
Gramercy Property Trust, Inc. (a)	27,490	114,084
Healthcare Realty Trust, Inc. (b)	44,195	1,021,346
Hersha Hospitality Trust (b)	93,362	521,894

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc. (b)	41,452	$1,463,670
Hudson Pacific Properties, Inc.	19,915	387,347
Inland Real Estate Corp.	39,409	403,154
Invesco Mortgage Capital, Inc.	62,583	963,152
Investors Real Estate Trust (b)	46,701	385,283
iStar Financial, Inc. (a)	39,127	471,089
JAVELIN Mortgage Investment Corp.	6,285	74,352
Kite Realty Group Trust (b)	42,035	249,268
KYTHERA Biopharmaceuticals, Inc. (a)	4,676	213,693
LaSalle Hotel Properties	43,994	1,254,709
Lexington Realty Trust	76,664	860,937
LTC Properties, Inc.	16,007	607,946
Medical Properties Trust, Inc. (b)	74,535	907,091
Monmouth Real Estate Investment Corp., Class A	19,662	178,334
MPG Office Trust, Inc. (a)	26,554	83,114
National Health Investors, Inc.	11,338	645,019
New Residential Investment Corp.	116,697	772,534
New York Mortgage Trust, Inc.	29,579	184,869
NorthStar Realty Finance Corp.	110,576	1,026,145
One Liberty Properties, Inc.	5,474	111,013
Parkway Properties, Inc.	20,054	356,360
Pebblebrook Hotel Trust	28,242	810,828
Pennsylvania Real Estate Investment Trust	31,295	585,216
PennyMac Mortgage Investment Trust (c)	28,588	648,376
Physicians Realty Trust	4,569	55,376
Potlatch Corp.	18,634	739,397
PS Business Parks, Inc.	8,389	625,987
RAIT Financial Trust	32,357	229,088
Ramco-Gershenson Properties Trust	27,549	424,530
Redwood Trust, Inc.	37,819	744,656
Resource Capital Corp.	58,716	348,773
Retail Opportunity Investments Corp.	33,118	457,691
Rexford Industrial Realty, Inc. (a)	6,931	93,638
RLJ Lodging Trust	56,882	1,336,158
Rouse Properties, Inc.	10,357	213,147
Sabra Health Care REIT, Inc.	17,223	396,301
Saul Centers, Inc.	3,593	166,176
Select Income REIT	10,140	261,612
Silver Bay Realty Trust Corp.	7,099	111,170
Sovran Self Storage, Inc.	14,463	1,094,560
STAG Industrial, Inc.	19,346	389,242
Strategic Hotels & Resorts, Inc. (a)	83,487	724,667
Summit Hotel Properties, Inc.	36,220	332,862
Sun Communities, Inc.	16,490	702,804
Sunstone Hotel Investors, Inc.	74,952	954,888
Terreno Realty Corp.	11,492	204,098

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 20

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
UMH Properties, Inc.	7,000	$69,510
Universal Health Realty Income Trust	5,453	228,317
Urstadt Biddle Properties, Inc., Class A	11,450	227,626
Walter Investment Management Corp. (a)	16,979	671,350
Washington Real Estate Investment Trust (b)	30,649	774,500
Western Asset Mortgage Capital Corp.	11,319	180,991
Whitestone REIT	7,901	116,382
Winthrop Realty Trust (b)	13,470	150,191
ZAIS Financial Corp.	2,618	45,422

		52,565,674

Recreational Vehicles & Boats – 0.4%
Arctic Cat, Inc.	6,064	345,951
Brunswick Corp.	41,618	1,660,974
Drew Industries, Inc.	10,531	479,582
Marine Products Corp.	5,043	45,791
Winnebago Industries, Inc. (a)(b)	12,920	335,403

		2,867,701

Rental & Leasing Services: Consumer – 0.1%
Rent-A-Center, Inc.	24,542	935,050

Restaurants – 1.6%
AFC Enterprises, Inc. (a)	10,977	478,487
Biglari Holdings, Inc. (a)	658	271,537
BJ’s Restaurants, Inc. (a)(b)	11,355	326,116
Bob Evans Farms, Inc.	12,817	734,030
Bravo Brio Restaurant Group, Inc. (a)	9,033	136,398
Buffalo Wild Wings, Inc. (a)(b)	8,637	960,607
Carrols Restaurant Group, Inc. (a)	10,883	66,386
CEC Entertainment, Inc.	8,185	375,364
The Cheesecake Factory, Inc.	24,549	1,078,929
Cracker Barrel Old Country Store, Inc.	9,040	933,290
Denny’s Corp. (a)	42,353	259,200
Diamond Resorts International, Inc. (a)	8,022	150,894
DineEquity, Inc.	7,601	524,469
Diversified Restaurant Holdings, Inc. (a)	5,000	32,800
Einstein Noah Restaurant Group, Inc.	3,025	52,393
Ellie Mae, Inc. (a)	12,126	388,153
Fiesta Restaurant Group, Inc. (a)(b)	9,119	343,422
Ignite Restaurant Group, Inc. (a)	3,333	51,728
Jack in the Box, Inc. (a)	20,465	818,600
Jamba, Inc. (a)(b)	7,765	103,896

Common Stocks	Shares	Value
Restaurants (concluded)
Krispy Kreme Doughnuts, Inc. (a)(b)	30,159	$583,275
Luby’s, Inc. (a)	9,132	65,568
Nathan’s Famous, Inc. (a)	1,242	65,553
Noodles & Co. (a)	2,788	118,964
Papa John’s International, Inc.	7,364	514,596
Red Robin Gourmet Burgers, Inc. (a)	6,518	463,430
Ruby Tuesday, Inc. (a)	28,017	210,127
Ruth’s Hospitality Group, Inc.	16,591	196,769
Sonic Corp. (a)(b)	25,824	458,376
Texas Roadhouse, Inc.	28,741	755,313

		11,518,670

Scientific Instruments: Control & Filter – 0.6%
Brady Corp., Class A	21,267	648,643
CIRCOR International, Inc.	8,072	501,917
Energy Recovery, Inc. (a)(b)	20,435	148,154
ESCO Technologies, Inc.	12,148	403,678
The Gorman-Rupp Co.	6,926	277,871
Mine Safety Appliances Co.	13,024	672,169
PMFG, Inc. (a)	9,660	71,484
Sun Hydraulics Corp.	9,891	358,549
Thermon Group Holdings, Inc. (a)(b)	12,460	287,951
Watts Water Technologies, Inc., Class A	13,128	740,025

		4,110,441

Scientific Instruments: Electrical – 0.6%
American Superconductor Corp. (a)	22,636	52,968
AZZ, Inc.	11,716	490,432
Coleman Cable, Inc.	4,202	88,704
EnerSys, Inc.	22,144	1,342,591
Franklin Electric Co., Inc.	21,806	859,156
GrafTech International Ltd. (a)	53,787	454,500
Houston Wire & Cable Co.	8,283	111,572
Littelfuse, Inc.	10,157	794,481
Preformed Line Products Co.	1,187	85,381
Taser International, Inc. (a)(b)	23,603	351,921

		4,631,706

Scientific Instruments: Gauges & Meters – 0.3%
Badger Meter, Inc.	6,607	307,225
FARO Technologies, Inc. (a)	7,851	331,077
Itron, Inc. (a)(b)	18,158	777,707
Measurement Specialties, Inc. (a)	7,097	384,941
Mesa Laboratories, Inc.	1,216	82,214
Vishay Precision Group, Inc. (a)	5,689	82,775
Zygo Corp. (a)	7,659	122,391

		2,088,330

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control – 0.3%
Ceco Environmental Corp.	8,078	$113,738
Darling International, Inc. (a)	54,419	1,151,506
Heritage-Crystal Clean, Inc. (a)	4,041	72,819
Team, Inc. (a)	9,471	376,472
TRC Cos., Inc. (a)	7,467	55,256
US Ecology, Inc.	8,470	255,201

		2,024,992

Securities Brokerage & Services – 0.3%
BGC Partners, Inc., Class A	58,667	331,469
FXCM, Inc.	16,859	332,965
Gain Capital Holdings, Inc.	5,104	64,259
GFI Group, Inc.	32,279	127,502
Gladstone Investment Corp.	12,398	87,406
INTL. FCStone, Inc. (a)(b)	6,466	132,230
Investment Technology Group, Inc. (a)	17,131	269,299
Ladenburg Thalmann Financial Services, Inc. (a)	47,161	85,361
MarketAxess Holdings, Inc.	17,268	1,036,771
SWS Group, Inc. (a)	13,418	74,873

		2,542,135

Semiconductors & Components – 2.3%
Aeroflex Holding Corp. (a)	8,987	63,268
Alpha & Omega Semiconductor Ltd. (a)	8,019	67,440
Amkor Technology, Inc. (a)	32,307	138,597
ANADIGICS, Inc. (a)	38,443	75,733
Applied Micro Circuits Corp. (a)	33,643	433,995
Audience, Inc. (a)	4,445	49,962
Cavium, Inc. (a)(b)	23,608	972,650
Ceva, Inc. (a)	10,227	176,416
Cirrus Logic, Inc. (a)	29,163	661,417
Cypress Semiconductor Corp. (a)	67,680	632,131
Diodes, Inc. (a)	16,487	403,932
DSP Group, Inc. (a)	9,061	63,880
Entropic Communications, Inc. (a)	41,111	180,066
Exar Corp. (a)	17,668	236,928
FormFactor, Inc. (a)	24,928	171,006
GT Advanced Technologies, Inc. (a)	54,945	467,582
Hittite Microwave Corp. (a)	14,486	946,660
Inphi Corp. (a)	12,060	161,966
Integrated Device Technology, Inc. (a)(b)	60,624	571,078
Integrated Silicon Solution, Inc. (a)	12,990	141,461
Intermolecular, Inc. (a)	7,986	44,003
International Rectifier Corp. (a)	31,925	790,782
Intersil Corp., Class A	58,503	656,989
IXYS Corp.	11,199	108,070
Kopin Corp. (a)	30,561	123,161
Lattice Semiconductor Corp. (a)	53,142	237,013

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
M/A-COM Technology Solutions Holdings, Inc. (a)	4,854	$82,615
MaxLinear, Inc., Class A (a)	10,688	88,604
Micrel, Inc.	21,519	196,038
Microsemi Corp. (a)	42,717	1,035,887
Mindspeed Technologies, Inc. (a)	20,053	60,961
Monolithic Power Systems, Inc.	16,908	511,974
MoSys, Inc. (a)	21,689	80,683
OmniVision Technologies, Inc. (a)	24,837	380,254
Pericom Semiconductor Corp. (a)	10,608	82,742
PLX Technology, Inc. (a)	21,038	126,649
PMC - Sierra, Inc. (a)	93,852	621,300
Power Integrations, Inc.	13,322	721,386
Rambus, Inc. (a)(b)	51,345	482,643
RF Micro Devices, Inc. (a)	129,402	729,827
Rubicon Technology, Inc. (a)(b)	8,218	99,520
Semtech Corp. (a)	30,973	928,880
Sigma Designs, Inc. (a)	14,216	79,467
Silicon Image, Inc. (a)	35,692	190,595
Spansion, Inc., Class A (a)	21,673	218,681
SunEdison, Inc. (a)	122,447	975,903
Supertex, Inc.	4,484	113,625
TriQuint Semiconductor, Inc. (a)	75,121	610,734
Volterra Semiconductor Corp. (a)	11,603	266,869

		17,262,023

Semiconductors & Semiconductor Equipment – 0.0%
Ambarella, Inc. (a)	8,497	165,861

Shipping – 0.5%
Frontline Ltd. (a)(b)	23,955	63,481
GasLog Ltd.	12,171	181,713
Gulfmark Offshore, Inc., Class A	12,279	624,878
International Shipholding Corp.	2,574	70,631
Knightsbridge Tankers Ltd.	11,388	115,816
Matson, Inc.	19,638	515,105
Nordic American Tankers Ltd. (b)	30,433	250,768
Scorpio Tankers, Inc.	85,006	829,659
Ship Finance International Ltd.	25,816	394,210
Teekay Tankers Ltd., Class A	29,028	76,053
Ultrapetrol Bahamas Ltd. (a)	9,828	36,757
UTI Worldwide, Inc.	41,721	630,404

		3,789,475

Software – 0.3%
Comverse, Inc. (a)	10,204	326,018
FleetMatics Group PLC (a)	7,505	281,813
Fusion-io, Inc. (a)	34,995	468,583
Gigamon, Inc. (a)	3,501	135,279
Model N, Inc. (a)	3,813	37,749
Qualys, Inc. (a)(b)	6,822	145,923
Rally Software Development Corp. (a)	3,139	94,044
Trulia, Inc. (a)	12,736	598,974

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 22

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Vringo, Inc. (a)	31,121	$89,628

		2,178,011

Specialty Retail – 3.2%
1-800-Flowers.com, Inc., Class A (a)	11,750	57,928
America’s Car-Mart, Inc. (a)(b)	3,675	165,779
ANN, Inc. (a)	21,710	786,336
Asbury Automotive Group, Inc. (a)	14,332	762,462
Aéropostale, Inc. (a)	36,131	339,631
Barnes & Noble, Inc. (a)(b)	18,590	240,555
bebe Stores, Inc.	16,149	98,347
Big 5 Sporting Goods Corp.	7,788	125,231
Blue Nile, Inc. (a)	5,686	232,728
Body Central Corp. (a)	7,680	46,848
Brown Shoe Co., Inc.	19,884	466,677
The Buckle, Inc.	12,849	694,488
The Cato Corp., Class A	12,671	354,535
The Children’s Place Retail Stores, Inc. (a)	10,617	614,300
Christopher & Banks Corp. (a)	16,793	121,078
Citi Trends, Inc. (a)	7,129	124,615
Conn’s, Inc. (a)	10,327	516,763
Destination Maternity Corp.	6,200	197,160
Destination XL Group, Inc. (a)	19,436	125,751
Express, Inc. (a)	39,272	926,426
The Finish Line, Inc., Class A	22,619	562,535
Five Below, Inc. (a)	15,089	660,144
Francesca’s Holdings Corp. (a)	20,254	377,535
Genesco, Inc. (a)(b)	11,037	723,806
Group 1 Automotive, Inc.	10,003	777,033
Haverty Furniture Cos., Inc.	9,067	222,414
hhgregg, Inc. (a)(b)	5,952	106,600
Hibbett Sports, Inc. (a)	11,949	670,936
Jos. A. Bank Clothiers, Inc. (a)(b)	12,847	564,754
Lithia Motors, Inc., Class A	10,214	745,213
Lumber Liquidators Holdings, Inc. (a)	12,645	1,348,589
MarineMax, Inc. (a)	10,809	131,870
Mattress Firm Holding Corp. (a)	6,170	196,206
The Men’s Wearhouse, Inc.	23,127	787,474
Monro Muffler Brake, Inc.	14,379	668,480
New York & Co., Inc. (a)	13,399	77,446
Office Depot, Inc. (a)	113,314	547,307
OfficeMax, Inc.	40,024	511,907
Pacific Sunwear of California, Inc. (a)	21,403	64,209
Penske Automotive Group, Inc.	19,423	829,945
The Pep Boys-Manny Moe & Jack (a)	24,448	304,867
Pier 1 Imports, Inc.	43,626	851,580
RadioShack Corp. (a)(b)	45,788	156,137
Regis Corp.	21,865	320,978

Common Stocks	Shares	Value
Specialty Retail (concluded)
Restoration Hardware Holdings, Inc. (a)(b)	8,137	$515,479
RetailMeNot, Inc. (a)	4,251	151,208
rue21, Inc. (a)	6,728	271,408
Shoe Carnival, Inc.	6,875	185,694
Shutterfly, Inc. (a)	17,464	975,888
Sonic Automotive, Inc., Class A	17,902	426,068
Stage Stores, Inc.	15,047	288,902
Stamps.com, Inc. (a)	5,996	275,396
Stein Mart, Inc.	12,722	174,546
Systemax, Inc.	5,063	46,934
Tilly’s, Inc., Class A (a)	4,543	65,919
Vitamin Shoppe, Inc. (a)(b)	13,962	610,837
The Wet Seal, Inc., Class A (a)	41,109	161,558
Zale Corp. (a)	14,948	227,210
Zumiez, Inc. (a)	9,701	267,117

		23,849,767

Steel – 0.1%
AK Steel Holding Corp. (a)	62,702	235,132
Carbonite, Inc. (a)	5,583	83,745
Handy & Harman Ltd. (a)	2,510	59,914
Olympic Steel, Inc.	4,119	114,426
Schnitzer Steel Industries, Inc., Class A	11,800	324,972
Shiloh Industries, Inc.	2,791	36,562
TMS International Corp.	6,558	114,371
Universal Stainless & Alloy Products, Inc. (a)	3,188	103,706

		1,072,828

Synthetic Fibers & Chemicals – 0.0%
Zoltek Cos., Inc. (a)	12,650	211,128

Technology: Miscellaneous – 0.3%
Acorn Energy, Inc. (a)	8,464	49,938
Benchmark Electronics, Inc. (a)	24,971	571,586
CTS Corp.	15,387	242,653
Fabrinet (a)	13,094	220,503
Hutchinson Technology, Inc. (a)	10,623	36,968
Pendrell Corp. (a)	75,069	145,634
Plexus Corp. (a)(b)	15,663	582,663
Vocus, Inc. (a)	8,742	81,388

		1,931,333

Telecommunications Equipment – 0.3%
ARRIS Group, Inc. (a)(b)	53,595	914,331
CalAmp Corp. (a)	16,121	284,213
Inteliquent, Inc.	14,957	144,485
Symmetricom, Inc. (a)	18,970	91,435
Tessco Technologies, Inc.	2,540	85,598
Ubiquiti Networks, Inc.	5,793	194,587

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunications Equipment (concluded)
Vocera Communications, Inc. (a)(b)	9,679	$180,029

		1,894,678

Textile Products – 0.1%
Culp, Inc.	3,740	69,975
Interface, Inc.	27,295	541,533
Unifi, Inc. (a)	6,820	159,315

		770,823

Textiles Apparel & Shoes – 1.2%
American Apparel, Inc. (a)	27,277	35,460
Columbia Sportswear Co.	5,922	356,682
Crocs, Inc. (a)	40,536	551,695
Fifth & Pacific Cos., Inc. (a)	55,188	1,386,874
G-III Apparel Group Ltd. (a)	7,707	420,725
Iconix Brand Group, Inc. (a)	26,220	871,028
The Jones Group, Inc.	36,816	552,608
Maidenform Brands, Inc. (a)	10,691	251,132
Oxford Industries, Inc.	6,176	419,845
Perry Ellis International, Inc.	5,601	105,523
Quiksilver, Inc. (a)(b)	60,972	428,633
R.G. Barry Corp.	4,541	85,870
Skechers U.S.A., Inc., Class A (a)	17,796	553,634
Steven Madden Ltd. (a)(b)	18,440	992,625
Tumi Holdings, Inc. (a)(b)	22,008	443,461
Vera Bradley, Inc. (a)	9,925	204,058
Weyco Group, Inc.	2,941	83,289
Wolverine World Wide, Inc.	23,077	1,343,774

		9,086,916

Tobacco – 0.2%
Alliance One International, Inc. (a)(b)	39,833	115,914
Star Scientific, Inc. (a)(b)	77,003	147,076
Universal Corp.	10,711	545,511
Vector Group Ltd.	29,293	471,617

		1,280,118

Toys – 0.0%
JAKKS Pacific, Inc. (a)(b)	8,734	39,215
LeapFrog Enterprises, Inc. (a)	29,352	276,496

		315,711

Transportation Miscellaneous – 0.3%
Echo Global Logistics, Inc. (a)	8,214	172,001
Hub Group, Inc., Class A (a)(b)	16,985	666,322
Odyssey Marine Exploration, Inc. (a)	36,323	109,332
Pacer International, Inc. (a)	16,347	101,188
Textainer Group Holdings Ltd.	9,801	371,164
Wesco Aircraft Holdings, Inc. (a)(b)	18,939	396,393

Common Stocks	Shares	Value
Transportation Miscellaneous (concluded)
XPO Logistics, Inc. (a)	13,519	$292,957

		2,109,357

Truckers – 0.6%
Arkansas Best Corp.	11,819	303,394
Celadon Group, Inc.	9,277	173,201
Forward Air Corp.	13,860	559,251
Heartland Express, Inc.	21,120	299,693
Knight Transportation, Inc.	27,051	446,882
Marten Transport Ltd.	10,829	185,717
Patriot Transportation Holding, Inc. (a)	3,004	101,625
Quality Distribution, Inc. (a)	9,682	89,462
Roadrunner Transportation Systems, Inc. (a)	8,540	241,170
Saia, Inc. (a)	11,165	348,125
Swift Transportation Co. (a)	38,578	778,890
Universal Truckload Services, Inc.	2,481	66,143
Werner Enterprises, Inc.	21,021	490,420
YRC Worldwide, Inc. (a)	5,017	84,687

		4,168,660

Utilities: Electrical – 1.7%
ALLETE, Inc.	18,372	887,368
Atlantic Power Corp.	55,121	237,572
Avista Corp.	27,576	728,006
Black Hills Corp.	20,458	1,020,036
Cleco Corp.	27,837	1,248,211
El Paso Electric Co.	18,490	617,566
Empire District Electric Co.	19,729	427,330
Genie Energy Ltd. (a)	5,984	58,643
IDACORP, Inc.	23,123	1,119,153
MGE Energy, Inc.	10,619	579,266
NorthWestern Corp.	17,442	783,495
NRG Yield, Inc., Class A (a)	10,028	303,748
Otter Tail Corp.	16,676	460,258
Pike Electric Corp.	12,122	137,221
PNM Resources, Inc.	36,621	828,733
Portland General Electric Co.	34,882	984,719
UIL Holdings Corp.	23,344	867,930
Unitil Corp.	6,395	187,182
UNS Energy Corp.	19,089	889,929

		12,366,366

Utilities: Gas Distributors – 0.9%
Chesapeake Utilities Corp.	4,455	233,843
Delta Natural Gas Co., Inc.	3,149	69,562
The Laclede Group, Inc.	15,083	678,735
New Jersey Resources Corp.	19,263	848,535
Northwest Natural Gas Co.	12,416	521,224
Piedmont Natural Gas Co., Inc.	34,842	1,145,605
South Jersey Industries, Inc.	14,733	863,059
Southwest Gas Corp.	21,337	1,066,850

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 24

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Gas Distributors (concluded)
WGL Holdings, Inc.	23,837	$1,018,078

		6,445,491

Utilities: Miscellaneous – 0.0%
Ormat Technologies, Inc.	8,090	216,569

Utilities: Telecommunications – 0.9%
8x8, Inc. (a)(b)	33,231	334,636
Atlantic Tele-Network, Inc.	4,247	221,396
Boingo Wireless, Inc. (a)	8,547	59,829
Cbeyond, Inc. (a)	12,536	80,356
Cincinnati Bell, Inc. (a)	96,566	262,660
Cogent Communications Group, Inc.	21,677	699,083
Consolidated Communications Holdings, Inc.	18,886	325,595
Fairpoint Communications, Inc. (a)(b)	9,807	93,657
General Communication, Inc., Class A (a)	14,824	141,124
Hawaiian Telcom Holdco, Inc. (a)(b)	4,905	130,473
HickoryTech Corp.	6,756	76,883
IDT Corp., Class B	7,180	127,445
inContact, Inc. (a)	24,970	206,502
Iridium Communications, Inc. (a)	29,633	203,875
j2 Global, Inc.	21,114	1,045,565
Leap Wireless International, Inc. (a)	24,830	392,066
Lumos Networks Corp.	7,284	157,844
magicJack VocalTec Ltd. (a)(b)	8,591	110,566
NII Holdings, Inc. (a)(b)	79,089	480,070
NTELOS Holdings Corp.	7,193	135,228
ORBCOMM, Inc. (a)	16,828	88,684
Premiere Global Services, Inc. (a)	22,224	221,351
Primus Telecommunications Group, Inc. (a)	5,664	19,201
Shenandoah Telecommunications Co.	11,075	266,908
Straight Path Communications, Inc., Class B (a)	3,566	18,757
Towerstream Corp. (a)	30,694	87,785
USA Mobility, Inc.	10,047	142,266
Vonage Holdings Corp. (a)	49,566	155,637
West Corp.	9,794	217,133

		6,502,575

Utilities: Water – 0.2%
American States Water Co.	17,769	489,714
Artesian Resources Corp., Class A	3,484	77,519
California Water Service Group	22,118	449,438
Connecticut Water Service, Inc.	4,995	160,639
Consolidated Water Co. Ltd.	6,763	101,242
Middlesex Water Co.	7,335	156,896
Pure Cycle Corp. (a)	7,931	36,641

Common Stocks	Shares	Value
Utilities: Water (concluded)
SJW Corp.	7,154	$200,455
York Water Co.	5,972	119,858

		1,792,402

Total Common Stocks – 96.8%		711,341,285

Investment Companies
BlackRock Kelso Capital Corp. (c)	34,375	326,219
Firsthand Technology Value Fund, Inc. (a)	3,951	96,721
Gladstone Capital Corp.	9,843	85,929
Hercules Technology Growth Capital, Inc.	28,429	433,542
PennantPark Investment Corp.	30,859	347,472
Prospect Capital Corp.	119,654	1,337,732

Total Investment Companies – 0.3%		2,627,615

	Beneficial Interest (000)
Other Interests (d) – 0.0%
Gerber Scientific, Inc.	$12,866	—

Total Long-Term Investments (Cost – $ 474,490,491) – 97.1%		713,968,900

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(e)	17,416,900	17,416,900

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (e)(f)	$76,546	76,546,480

Total Short-Term Securities (Cost – $ 93,963,380) – 12.8%		93,963,380

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 25

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $ 568,453,871*) – 109.9%	$807,932,280
Liabilities in Excess of Other Assets – (9.9)%	(72,937,869)

Net Assets – 100.0%	$734,994,411

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$586,554,951

Gross unrealized appreciation	$255,191,580
Gross unrealized depreciation	(33,814,251)

Net unrealized appreciation	$221,377,329

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Loss
BlackRock Kelso Capital Corp.	24,999	11,320		(1,944)	34,375	$326,219	$24,263	$(1,075)
BlackRock Liquidity Funds, TempFund, Institutional Class	20,512,415	—		(3,095,515)[1]	17,416,900	$17,416,900	$11,848	—
BlackRock Liquidity Series, LLC, Money Market Series	$36,877,998	$39,668,482	[2]	—	$76,546,480	$76,546,480	$793,679	—
PennyMac Financial Services, Inc.	—	5,912		—	5,912	$111,087	$—	—
PennyMac Mortgage Investment Trust	27,689	899		—	28,588	$648,376	$48,885	—

[1]	Represents net shares sold.
[2]	Represents net beneficial interest purchased.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
174	Russell 2000 Mini Index	ICE Futures US Indices	December 2013	18,642,360	$294,806

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 26

Schedule of Investments (continued)	Master Small Cap Index Series

•	For Series compliance purposes, the Series‘ sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$711,341,285	—	—	$711,341,285
Investment Companies	2,627,615	—	—	2,627,615
Short-Term Securities	17,416,900	$76,546,480	—	93,963,380

Total	$731,385,800	$76,546,480	—	$807,932,280

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$294,806	—	—	$294,806

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 27

Schedule of Investments (concluded)	Master Small Cap Index Series

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,363	—	—	$3,363
Cash pledged for financial futures contracts	400,000	—	—	400,000
Liabilities:
Collateral on securities loaned at value	—	$(76,546,480)	—	(76,546,480)

Total	$403,363	$(76,546,480)	—	$(76,143,117)

There were no transfers between levels during the period ended September 30, 2013.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2013 28

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND

September 30, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS – 99.08%
2.000%, Due 1/15/2014A	$5,664	$5,691
1.625%, Due 1/15/2015A	12,766	13,193
0.500%, Due 4/15/2015A	7,136	7,289
1.875%, Due 7/15/2015A	5,452	5,756
2.000%, Due 1/15/2016A	7,632	8,162
0.125%, Due 4/15/2016A	21,721	22,291
0.125%, Due 4/15/2017A	20,291	20,924
2.625%, Due 7/15/2017A	1,274	1,445
0.125%, Due 4/15/2018A	12,879	13,268
1.375%, Due 7/15/2018A	2,995	3,288
2.125%, Due 1/15/2019A	9,292	10,546
1.875%, Due 7/15/2019A	2,779	3,148
1.375%, Due 1/15/2020A	7,707	8,454
1.250%, Due 7/15/2020A	4,354	4,764
1.125%, Due 1/15/2021A	6,364	6,853
0.625%, Due 7/15/2021A	11,546	12,017
0.125%, Due 1/15/2022A	25,554	25,233
0.125%, Due 7/15/2022A	28,975	28,540
0.125%, Due 1/15/2023A	6,922	6,734
0.375%, Due 7/15/2023A	10,088	10,036

Total U.S. Treasury Obligations (Cost $221,768)		217,632

	Shares
SHORT-TERM INVESTMENTS – 3.20% (Cost $7,034)
JPMorgan U.S. Government Money Market Fund, Capital Class	7,034,114	7,034

TOTAL INVESTMENTS – 102.28% (Cost $228,802)		224,666
LIABILITIES, NET OF OTHER ASSETS – (2.28%)		(5,018)

TOTAL NET ASSETS – 100.00%		$219,648

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note/Bond.

1

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

September 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK – 96.30%
CONSUMER DISCRETIONARY – 11.24%
Auto Components – 1.82%
Lear Corp.	38,900	$2,784
TRW Automotive Holdings Corp.A	36,600	2,610

		5,394

Automobiles – 2.52%
Ford Motor Co.	210,340	3,549
General Motors Co.A	95,980	3,452
Hertz Global Holdings, Inc.A	20,800	461

		7,462

Household Durables – 0.84%
Garmin Ltd.	55,200	2,494

Media – 3.44%
Comcast Corp., Class A	84,000	3,793
Time Warner, Inc.	40,970	2,696
Twenty-First Century Fox, Inc.	111,180	3,725

		10,214

Multiline Retail – 0.87%
Kohl’s Corp.	49,800	2,577

Specialty Retail – 1.75%
Best Buy Co., Inc.	138,000	5,175

Total Consumer Discretionary		33,316

CONSUMER STAPLES – 2.78%
Food & Drug Retailing – 1.37%
Kroger Co.	11,800	476
Safeway, Inc.	19,700	630
Sysco Corp.	64,590	2,056
Walgreen Co.	17,200	925

		4,087

Food Products – 1.11%
General Mills, Inc.	6,800	326
Tyson Foods, Inc., Class A	104,700	2,961

		3,287

Household Products – 0.30%
Colgate-Palmolive Co.	14,800	878

Total Consumer Staples		8,252

ENERGY – 14.74%
Energy Equipment & Services – 0.84%
Atwood Oceanics, Inc.A	35,360	1,946
Helmerich & Payne, Inc.	7,800	538

		2,484

	Shares	Fair Value
		(000’s)
Oil & Gas – 13.90%
Chesapeake Energy Corp.	16,300	$422
Chevron Corp.	25,024	3,040
Cimarex Energy Co.	29,200	2,815
ConocoPhillips	51,110	3,553
Exxon Mobil Corp.	41,670	3,585
Hess Corp.	47,100	3,643
HollyFrontier Corp.	73,840	3,109
Marathon Petroleum Corp.	56,070	3,606
Murphy Oil Corp.	32,600	1,966
Noble Energy, Inc.	51,230	3,433
Phillips 66	60,700	3,510
Tesoro Corp.	47,050	2,069
Valero Energy Corp.	103,600	3,538
Whiting Petroleum Corp.A	49,250	2,948

		41,237

Total Energy		43,721

FINANCIALS – 28.28%
Banks – 4.49%
Fifth Third Bancorp	149,300	2,693
Huntington Bancshares, Inc.	189,000	1,561
Northern Trust Corp.	41,700	2,268
PNC Financial Services Group, Inc.	41,100	2,979
Regions Financial Corp.	156,800	1,452
U.S. Bancorp	64,800	2,370

		13,323

Diversified Financials – 9.34%
Ameriprise Financial, Inc.	5,400	492
Capital One Financial Corp.	50,200	3,450
Citigroup, Inc.	40,000	1,940
Discover Financial Services	67,600	3,417
Goldman Sachs Group, Inc.	21,400	3,386
H&R Block, Inc.	16,800	448
JPMorgan Chase & Co.	67,900	3,509
Morgan Stanley	127,500	3,436
SLM Corp.	109,900	2,737
State Street Corp.	32,900	2,163
Wells Fargo & Co.	65,700	2,715

		27,693

Insurance – 14.45%
ACE Ltd.	29,400	2,751
Aflac, Inc.	46,500	2,883
Allstate Corp.	59,000	2,982
American International Group, Inc.	57,000	2,772
Axis Capital Holdings Ltd.	19,400	840
Chubb Corp.	28,400	2,535
CNA Financial Corp.	64,700	2,470
Everest Re Group Ltd.	19,900	2,894
Fidelity National Financial, Inc., Class A	105,600	2,809

2

	Shares	Fair Value
		(000’s)
Genworth Financial, Inc., Class AA	228,470	$2,922
Hartford Financial Services Group, Inc.	67,500	2,101
Lincoln National Corp.	52,500	2,204
Loews Corp.	59,200	2,767
Marsh & McLennan Cos., Inc.	64,100	2,792
PartnerRe Ltd.	13,800	1,263
Principal Financial Group, Inc.	66,900	2,865
Travelers Cos., Inc.	35,400	3,001

		42,851

Total Financials		83,867

HEALTH CARE – 8.66%
Health Care Equipment & Supplies – 2.08%
Boston Scientific Corp.A	259,200	3,043
Medtronic, Inc.	12,800	682
Thermo Fisher Scientific, Inc.	26,600	2,451

		6,176

Health Care Providers & Services – 3.44%
Aetna, Inc.	8,000	512
Cigna Corp.	44,500	3,420
HCA Holdings, Inc.	64,600	2,762
WellPoint, Inc.	41,710	3,487

		10,181

Pharmaceuticals – 3.14%
Eli Lilly & Co.	66,230	3,334
Johnson & Johnson	25,810	2,237
Mylan, Inc.A	18,400	702
Pfizer, Inc.	105,820	3,038

		9,311

Total Health Care		25,668

INDUSTRIALS – 8.31%
Aerospace & Defense – 3.01%
L-3 Communications Holdings, Inc.	29,900	2,826
Northrop Grumman Corp.	37,800	3,601
Raytheon Co.	32,560	2,509

		8,936

Airlines – 1.22%
Delta Air Lines, Inc.	153,100	3,612

Commercial Services & Supplies – 1.92%
Cintas Corp.	55,000	2,816
Manpowergroup, Inc.	39,500	2,873

		5,689

Electronic Equipment & Instruments – 0.65%
Energizer Holdings, Inc.	21,200	1,932

Machinery – 1.32%
AGCO Corp.	47,000	2,840
Dover Corp.	12,000	1,078

		3,918

Road & Rail – 0.19%
Norfolk Southern Corp.	7,200	557

Total Industrials		24,644

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY – 11.61%
Communications Equipment – 1.21%
Cisco Systems, Inc.	153,500	$3,595

Computers & Peripherals – 2.33%
Hewlett-Packard Co.	136,160	2,857
NVIDIA Corp.	27,600	429
Western Digital Corp.	57,000	3,614

		6,900

Internet Software & Services – 1.05%
Yahoo! IncA	93,700	3,107

IT Consulting & Services – 1.86%
Computer Sciences Corp.	55,100	2,851
Fiserv, Inc.A	4,000	404
Paychex, Inc.	55,500	2,256

		5,511

Office Electronics – 0.84%
Xerox Corp.	241,400	2,484

Semiconductor Equipment & Products – 1.49%
Intel Corp.	13,500	309
Micron Technology, Inc.A	235,400	4,113

		4,422

Software – 2.83%
Amdocs Ltd.	74,900	2,744
Electronic Arts, Inc.A	112,900	2,884
Synopsys, Inc.A	74,000	2,790

		8,418

Total Information Technology		34,437

MATERIALS – 2.97%
Chemicals – 1.00%
CF Industries Holdings, Inc.	14,100	2,972

Containers & Packaging – 0.96%
Rock-Tenn Co., Class A	28,100	2,846

Metals & Mining – 0.89%
Newmont Mining Corp.	93,400	2,625

Paper & Forest Products – 0.12%
MeadWestvaco Corp.	9,400	361

Total Materials		8,804

TELECOMMUNICATION SERVICES – 2.89%
Diversified Telecommunication Services – 2.17%
AT&T, Inc.	127,649	4,317
CenturyLink, Inc.	67,000	2,102

		6,419

Wireless Telecommunication Services – 0.72%
T-Mobile US, Inc.	82,700	2,148

Total Telecommunication Services		8,567

3

	Shares	Fair Value
		(000’s)
UTILITIES – 4.82%
Electric – 3.00%
Alliant Energy Corp.	40,700	$2,016
American Electric Power Co., Inc.	12,200	529
DTE Energy Co.	26,300	1,735
Edison International	10,100	465
Entergy Corp.	25,900	1,637
Pinnacle West Capital Corp.	36,400	1,993
Southern Co.	12,800	527

		8,902

Gas – 1.02%
AGL Resources, Inc.	65,700	3,024

Multi-Utilities – 0.80%
Westar Energy, Inc.	13,000	398
Xcel Energy, Inc.	71,400	1,972

		2,370

Total Utilities		14,296

Total Common Stock (Cost $275,762)		285,572

SHORT-TERM INVESTMENTS – 3.14% (Cost $9,307)
JPMorgan U.S. Government Money Market Fund, Capital Class	9,307,184	9,307

TOTAL INVESTMENTS – 99.44% (Cost $285,069)		294,879
OTHER ASSETS, NET OF LIABILITIES – 0.56%		1,651

TOTAL NET ASSETS – 100.00%		$296,530

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts Open on September 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	102	December, 2013	$8,539	$(75)

				$8,539	$(75)

4

AMERICAN BEACON HOLLAND LARGE CAP GROWTH FUND

September 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK – 96.87%
CONSUMER DISCRETIONARY – 17.58%
Hotels, Restaurants & Leisure – 3.14%
Yum! Brands, Inc.	39,150	$2,795

Internet & Catalog Retail – 7.42%
Amazon.com, Inc.A	11,675	3,650
priceline.com, Inc.A	2,920	2,952

		6,602

Specialty Retail – 3.89%
Advance Auto Parts, Inc.	21,750	1,799
GNC Holdings, Inc., Class A	30,500	1,666

		3,465

Textiles & Apparel – 3.13%
NIKE, Inc., Class B	20,450	1,485
Under Armour, Inc., Class AA	16,450	1,307

		2,792

Total Consumer Discretionary		15,654

CONSUMER STAPLES – 8.11%
Beverages – 3.31%
Monster Beverage Corp.A	21,400	1,118
PepsiCo, Inc.	23,000	1,829

		2,947

Food & Drug Retailing – 4.04%
Costco Wholesale Corp.	16,330	1,879
Mead Johnson Nutrition Co., Class A	23,150	1,719

		3,598

Household Products – 0.76%
Procter & Gamble Co.	8,950	677

Total Consumer Staples		7,222

ENERGY – 8.49%
Energy Equipment & Services – 2.19%
Halliburton Co.	40,550	1,952

Oil & Gas – 6.30%
Occidental Petroleum Corp.	16,400	1,534
Range Resources Corp.	41,500	3,150
Southwestern Energy Co.A	25,500	928

		5,612

Total Energy		7,564

FINANCIALS – 3.33%
BlackRock, Inc., Class A	4,545	1,230
Greenhill & Co., Inc.	18,650	930
TD Ameritrade Holding Corp.	30,900	809

Total Financials		2,969

	Shares	Fair Value
		(000’s)
HEALTH CARE – 14.62%
Biotechnology – 5.84%
BioMarin Pharmaceutical, Inc.A	19,900	$1,437
Gilead Sciences, Inc.A	29,300	1,841
Vertex Pharmaceuticals, Inc.A	25,350	1,922

		5,200

Health Care Equipment & Supplies – 3.11%
Covidien PLC	45,450	2,770

Health Care Providers & Services – 3.82%
Cerner Corp.A	28,350	1,490
DaVita HealthCare Partners, Inc.A	33,540	1,908

		3,398

Pharmaceuticals – 1.85%
Bristol-Myers Squibb Co.	35,650	1,650

Total Health Care		13,018

INDUSTRIALS – 6.85%
Aerospace & Defense – 1.33%
United Technologies Corp.	11,000	1,186

Electrical Equipment – 1.76%
Roper Industries, Inc.	11,790	1,567

Industrial Conglomerates – 2.42%
Honeywell International, Inc.	25,900	2,151

Machinery – 1.34%
WABCO Holdings, Inc.A	14,200	1,196

Total Industrials		6,100

INFORMATION TECHNOLOGY – 34.98%
Communications Equipment – 4.64%
Cisco Systems, Inc.	122,000	2,857
NeuStar, Inc., Class AA	25,700	1,272

		4,129

Computers & Peripherals – 5.14%
Apple, Inc.	5,280	2,517
International Business Machines Corp.	11,150	2,065

		4,582

Internet Software & Services – 3.06%
Google, Inc., Class AA	3,110	2,724

IT Consulting & Services – 7.15%
Automatic Data Processing, Inc.	10,850	785
IHS, Inc., Class AA	16,445	1,878
Visa, Inc., Class A	19,375	3,703

		6,366

Semiconductor Equipment & Products – 4.48%
QUALCOMM, Inc.	59,300	3,994

5

	Shares	Fair Value
		(000’s)
Software – 10.51%
Adobe Systems, Inc.A	50,000	$2,597
Citrix Systems, Inc.A	53,900	3,806
Intuit, Inc.	15,650	1,038
MICROS Systems, Inc.A	22,450	1,121
Microsoft Corp.	23,650	788

		9,350

Total Information Technology		31,145

MATERIALS – 2.91%
Ecolab, Inc.	9,550	943
Praxair, Inc.	13,745	1,652

Total Materials		2,595

Total Common Stock (Cost $60,137)		86,267

SHORT-TERM INVESTMENTS – 3.21% (Cost $2,863)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,863,041	2,863

TOTAL INVESTMENTS – 100.08% (Cost $63,000)		89,130
LIABILITIES, NET OF OTHER ASSETS – (0.08%)		(68)

TOTAL NET ASSETS – 100.00%		$89,062

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts Open on September 30, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	32	December, 2013	$2,679	$(6)

				$2,679	$(6)

6

AMERICAN BEACON STEPHENS SMALL CAP GROWTH FUND

September 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK – 96.01%
CONSUMER DISCRETIONARY – 12.16%
Distributors – 1.27%
Beacon Roofing Supply, Inc.A	102,900	$3,794
DXP Enterprises, Inc.A	41,900	3,309

		7,103

Hotels, Restaurants & Leisure – 4.63%
BJ’s Restaurants, Inc.A	8,875	255
Buffalo Wild Wings, Inc.A	30,300	3,370
Chuy’s Holdings, Inc.A	181,630	6,519
Ignite Restaurant Group, Inc.A	192,270	2,984
Krispy Kreme Doughnuts, Inc.A	319,815	6,185
National CineMedia, Inc.	344,600	6,499

		25,812

Media – 4.70%
Acacia Research Corp.	194,100	4,476
DreamWorks Animation SKG, Inc., Class AA B	158,600	4,514
IMAX Corp.A B	213,856	6,466
Lions Gate Entertainment Corp.A B	179,600	6,295
Pandora Media, Inc.A B	81,800	2,056
Shutterstock, Inc.A	32,443	2,359

		26,166

Specialty Retail – 1.56%
Aaron’s, Inc.	205,918	5,704
Cabela’s, Inc.A	47,200	2,975

		8,679

Total Consumer Discretionary		67,760

CONSUMER STAPLES – 6.12%
Food & Drug Retailing – 3.55%
Annie’s, Inc.A B	124,762	6,126
Fresh Market, Inc.A	125,000	5,914
United Natural Foods, Inc.A	115,540	7,766

		19,806

Food Products – 1.62%
Boulder Brands, Inc.A	329,259	5,282
TreeHouse Foods, Inc.A	55,700	3,722

		9,004

Personal Products – 0.95%
Steiner Leisure Ltd.A	90,300	5,276

Total Consumer Staples		34,086

ENERGY – 7.39%
Energy Equipment & Services – 4.11%
Dril-Quip, Inc.A	49,300	5,658
Forum Energy Technologies, Inc.A	151,200	4,084
Hercules Offshore, Inc.A	490,700	3,616
Hornbeck Offshore Services, Inc.A	53,500	3,073
Pacific Drilling S.A.A	301,500	3,341

	Shares	Fair Value
		(000’s)
Tetra Technologies, Inc.A	251,100	$3,146

		22,918

Oil & Gas – 3.28%
Carrizo Oil & Gas, Inc.A	148,000	5,521
Halcon Resources Corp.A B	610,289	2,704
Kodiak Oil & Gas Corp.A	349,800	4,219
Pioneer Energy Services Corp.A	412,300	3,096
Rosetta Resources, Inc.A	50,400	2,745

		18,285

Total Energy		41,203

FINANCIALS – 13.41%
Banks – 2.27%
Bancorp, Inc.A	205,545	3,642
East West Bancorp, Inc.	112,400	3,591
SVB Financial GroupA	56,700	4,898
ViewPoint Financial Group, Inc.	24,524	507

		12,638

Diversified Financials – 7.57%
Cardtronics, Inc.A	209,000	7,753
Demandware, Inc.A	63,600	2,947
Encore Capital Group, Inc.A B	211,591	9,703
Euronet Worldwide, Inc.A	176,600	7,029
First Cash Financial Services, Inc.A	114,060	6,610
Portfolio Recovery Associates, Inc.	135,500	8,121

		42,163

Insurance – 2.91%
Hilltop Holdings, Inc.A	301,700	5,581
ProAssurance Corp.	97,600	4,398
Radian Group, Inc.B	447,700	6,237

		16,216

Real Estate – 0.66%
Move, Inc.A	218,500	3,704

Total Financials		74,721

HEALTH CARE – 20.06%
Biotechnology – 4.48%
Cepheid, Inc.A B	143,900	5,618
Cubist Pharmaceuticals, Inc.A	56,700	3,603
Myriad Genetics, Inc.A B	101,229	2,379
Neogen Corp.A	126,400	7,675
Polypore International, Inc.A B	72,400	2,966
Techne Corp.	34,000	2,722

		24,963

Health Care Equipment & Supplies – 3.79%
Abaxis, Inc.	73,458	3,093
Medidata Solutions, Inc.A	78,321	7,747
NuVasive, Inc.A	172,180	4,217
Thoratec Corp.A	92,400	3,446
Volcano Corp.A	109,605	2,622

		21,125

7

	Shares	Fair Value
		(000’s)
Health Care Providers & Services – 5.66%
Acadia Healthcare Co., Inc.A	140,700	$5,548
Advisory Board Co.A	119,125	7,086
IPC The Hospitalist Co., Inc.A	102,460	5,226
MAXIMUS, Inc.	61,300	2,761
PAREXEL International Corp.A	144,900	7,278
VCA Antech, Inc.A	132,255	3,632

		31,531

Pharmaceuticals – 6.13%
Akorn, Inc.A	297,400	5,853
ICON PLCA	182,800	7,482
Ligand Pharmaceuticals, Inc.	36,500	1,580
Pacira Pharmaceuticals, Inc.A B	137,600	6,617
Proto Labs, Inc.A B	119,740	9,147
Salix Pharmaceuticals Ltd.A	52,500	3,511

		34,190

Total Health Care		111,809

INDUSTRIALS – 13.70%
Aerospace & Defense – 0.58%
Astronics Corp.	65,228	3,242

Air Freight & Couriers – 0.77%
Echo Global Logistics, Inc.A	203,800	4,268

Building Products – 0.53%
Trex Co., Inc.A	59,700	2,957

Commercial Services & Supplies – 6.88%
Clean Harbors, Inc.A	46,200	2,710
Corporate Executive Board Co.	79,700	5,788
CoStar Group, Inc.A	62,701	10,527
HMS Holdings Corp.A	207,300	4,459
Marlin Business Services Corp.	115,979	2,895
Tetra Tech, Inc.A	118,200	3,060
WageWorks, Inc.A	176,702	8,915

		38,354

Construction & Engineering – 0.66%
Aegion Corp.A	137,600	3,265
Mistras Group, Inc.A	23,056	392

		3,657

Diversified Manufacturing – 0.35%
Acuity Brands, Inc.	20,900	1,923

Electrical Equipment – 0.53%
Power Solutions International, Inc.A	50,020	2,957

Industrial Conglomerates – 0.50%
RPX Corp.A	159,600	2,798

Machinery – 2.37%
Chart Industries, Inc.A	33,946	4,177
ExOne Co.A B	37,800	1,610
Flow International Corp.A	495,000	1,975
Lindsay Corp.	25,200	2,057

	Shares	Fair Value
		(000’s)
RBC Bearings, Inc.A	51,400	$3,387

		13,206

Trading Companies & Distributors – 0.53%
MSC Industrial Direct Co., Inc., Class A	36,545	2,973

Total Industrials		76,335

INFORMATION TECHNOLOGY – 21.36%
Communications Equipment – 0.95%
Aruba Networks, Inc.A	179,700	2,990
Procera Networks, Inc.A	148,019	2,293

		5,283

Computers & Peripherals – 1.03%
Stratasys Ltd.A	56,700	5,741

Electronic Equipment & Instruments – 1.97%
Hittite Microwave Corp.A	58,700	3,836
OSI Systems, Inc.A	95,900	7,142

		10,978

Internet Software & Services – 5.06%
Athenahealth, Inc.A B	54,702	5,937
Fortinet, Inc.A	134,400	2,723
HealthStream, Inc.A	80,814	3,061
Infoblox, Inc.A	75,600	3,162
MercadoLibre, Inc.B	24,000	3,238
Proofpoint, Inc.A	100,126	3,216
Shutterfly, Inc.A	67,172	3,754
Zix Corp.	633,700	3,099

		28,190

IT Consulting & Services – 0.61%
Tyler Technologies, Inc.	38,884	3,401

Semiconductor Equipment & Products – 4.22%
Cavium, Inc.A	78,700	3,242
Intermolecular, Inc.A	285,100	1,571
Microsemi Corp.	178,430	4,327
Power Integrations, Inc.	122,800	6,650
Rudolph Technologies, Inc.A	216,300	2,466
Semtech Corp.A	175,186	5,254

		23,510

Software – 7.52%
Aspen Technology, Inc.A	223,148	7,710
Cognex Corp.	222,600	6,981
Concur Technologies, Inc.A B	33,200	3,669
FireEye, Inc.A	6,600	274
inContact, Inc.A	398,200	3,293
MICROS Systems, Inc.A	64,000	3,196
National Instruments Corp.	80,167	2,480
PROS Holdings, Inc.A	176,400	6,031
Qlik Technologies, Inc.A	82,900	2,838
Ultimate Software Group, Inc.A	36,600	5,395

		41,867

Total Information Technology		118,970

8

	Shares	Fair Value
		(000’s)
MATERIALS – 1.21%
Chemicals – 0.55%
Balchem Corp.	58,700	$3,038

Metals & Mining – 0.66%
Mueller Water Products, Inc., Class A	466,500	3,727

Total Materials		6,765

TELECOMMUNICATION SERVICES – 0.60%
Ruckus Wireless, Inc.A	198,500	3,341

Total Common Stock (Cost $431,371)		534,990

SHORT–TERM INVESTMENTS – 3.40% (Cost $18,953)
JPMorgan U.S. Government Money Market Fund, Capital Class	18,952,768	18,953

SECURITIES LENDING COLLATERAL – 12.98%
American Beacon U.S. Government Money Market Select Fund, Select ClassC	54,225,151	54,225
DWS Government and Agency Securities Portfolio, Institutional Class	18,124,959	18,125

Total Securities Lending Collateral (Cost $72,350)		72,350

TOTAL INVESTMENTS – 112.39% (Cost $522,674)		626,293
LIABILITIES, NET OF OTHER ASSETS – (12.39%)		(69,037)

TOTAL NET ASSETS – 100.00%		$557,256

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2013.
C	The Fund is affiliated by having the same investment advisor.

9

AMERICAN BEACON STEPHENS MID-CAP GROWTH FUND

September 30, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK – 95.70%
CONSUMER DISCRETIONARY – 20.90%
Auto Components – 1.69%
LKQ Corp.A	46,600	$1,485

Automobiles – 0.88%
Tesla Motors, Inc.A	4,000	774

Hotels, Restaurants & Leisure – 0.54%
Chipotle Mexican Grill, Inc.A	1,100	472

Leisure Equipment & Products – 1.39%
Polaris Industries, Inc.	9,450	1,221

Media – 5.72%
Cinemark Holdings, Inc.	25,650	814
Discovery Communications, Inc., Class CA	15,450	1,206
DreamWorks Animation SKG, Inc., Class AA	23,850	679
IMAX Corp.A	25,727	778
Lions Gate Entertainment Corp.A	32,400	1,136
Pandora Media, Inc.A	17,250	433

		5,046

Multiline Retail – 0.76%
Nordstrom, Inc.	11,900	669

Specialty Retail – 7.48%
Cabela’s, Inc.A	17,300	1,090
CarMax, Inc.A	24,500	1,188
Ross Stores, Inc.	17,300	1,258
Tractor Supply Co.	17,100	1,149
Ulta Salon Cosmetics & Fragrance, Inc.	8,550	1,021
Urban Outfitters, Inc.A	24,300	894

		6,600

Textiles & Apparel – 2.44%
Lululemon Athletica, Inc.A	16,900	1,235
Under Armour, Inc., Class AA	11,450	910

		2,145

Total Consumer Discretionary		18,412

CONSUMER STAPLES – 5.42%
Beverages – 1.95%
Brown-Forman Corp., Class B	12,580	857
Monster Beverage Corp.A	16,400	857

		1,714

Food & Drug Retailing – 3.47%
Fresh Market, Inc.A	20,200	956
United Natural Foods, Inc.A	11,750	790

	Shares	Fair Value
		(000’s)
Whole Foods Market, Inc.	22,500	$1,316

		3,062

Total Consumer Staples		4,776

ENERGY – 10.11%
Energy Equipment & Services – 6.93%
Core Laboratories N.V.	7,650	1,294
Dril-Quip, Inc.A	10,800	1,239
Ensco PLC, Class A	9,000	484
FMC Technologies, Inc.A	11,930	661
Oceaneering International, Inc.	13,500	1,097
Oil States International, Inc.A	6,400	662
Superior Energy Services, Inc.A	26,700	669

		6,106

Oil & Gas – 3.18%
Oasis Petroleum, Inc.A	5,800	285
Pioneer Natural Resources Co.	3,350	632
Range Resources Corp.	8,750	664
Southwestern Energy Co.A	11,010	401
Whiting Petroleum Corp.A	13,700	820

		2,802

Total Energy		8,908

FINANCIALS – 7.80%
Banks – 2.03%
East West Bancorp, Inc.	28,550	913
SVB Financial GroupA	10,100	872

		1,785

Diversified Financials – 4.05%
Affiliated Managers Group, Inc.A	5,830	1,065
IntercontinentalExchange, Inc.A	6,050	1,097
Portfolio Recovery Associates, Inc.	23,500	1,408

		3,570

Insurance – 1.72%
ProAssurance Corp.	16,400	739
Radian Group, Inc.	55,700	776

		1,515

Total Financials		6,870

HEALTH CARE – 16.14%
Biotechnology – 2.96%
Alexion Pharmaceuticals, Inc.A	4,250	494
Cepheid, Inc.A	21,150	825
Cubist Pharmaceuticals, Inc.A	3,600	229
Polypore International, Inc.A	8,750	358
QIAGEN N.V.A	32,600	698

		2,604

Health Care Equipment & Supplies – 6.23%
Hologic, Inc.A	33,050	682
Idexx Laboratories, Inc.A	8,650	862
Illumina, Inc.A	15,300	1,238

10

	Shares	Fair Value
		(000’s)
ResMed, Inc.	21,150	$1,117
Sirona Dental Systems, Inc.	7,850	525
Varian Medical Systems, Inc.A	7,200	538
Waters Corp.A	4,950	526

		5,488

Health Care Providers & Services – 5.58%
Catamaran Corp.A	21,600	993
Cerner Corp.A	27,680	1,455
Covance, Inc.A	11,930	1,031
Henry Schein, Inc.A	7,895	819
VCA Antech, Inc.A	22,480	617

		4,915

Pharmaceuticals – 1.37%
Salix Pharmaceuticals Ltd.A	9,200	615
Shire PLC, ADRB	4,955	594

		1,209

Total Health Care		14,216

INDUSTRIALS – 12.30%
Aerospace & Defense – 1.30%
B/E Aerospace, Inc.A	15,500	1,144

Commercial Services & Supplies – 5.59%
Clean Harbors, Inc.A	12,350	724
CoStar Group, Inc.A	4,970	834
HMS Holdings Corp.A	30,950	666
Stericycle, Inc.A	12,350	1,426
Verisk Analytics, Inc., Class AA	19,800	1,286

		4,936

Diversified Manufacturing – 0.51%
Acuity Brands, Inc.	4,850	446

Electrical Equipment – 0.74%
IPG Photonics Corp.	3,600	203
Roper Industries, Inc.	3,350	445

		648

Machinery – 1.73%
3D Systems Corp.A	3,950	213
Pall Corp.	7,850	605
Valmont Industries, Inc.	5,050	702

		1,520

Road & Rail – 0.50%
JB Hunt Transport Services, Inc.	6,050	441

Trading Companies & Distributors – 1.93%
Fastenal Co.	18,210	916
MSC Industrial Direct Co., Inc., Class A	9,680	787

		1,703

Total Industrials		10,838

INFORMATION TECHNOLOGY – 21.68%
Communications Equipment – 1.02%
Aruba Networks, Inc.A	28,100	468
Palo Alto Networks, Inc.A	9,450	433

		901

	Shares	Fair Value
		(000’s)
Computers & Peripherals – 1.61%
SanDisk Corp.	10,350	$616
Stratasys Ltd.A	7,950	805

		1,421

Electronic Equipment & Instruments – 0.58%
Trimble Navigation Ltd.A	17,070	507

Internet Software & Services – 4.94%
Akamai Technologies, Inc.A	14,600	755
Athenahealth, Inc.A	6,050	657
Fortinet, Inc.A	47,700	966
MercadoLibre, Inc.	8,100	1,093
VeriSign, Inc.	17,300	880

		4,351

IT Consulting & Services – 2.15%
Alliance Data Systems Corp.A	5,050	1,068
IHS, Inc., Class AA	7,200	822

		1,890

Semiconductor Equipment & Products – 3.79%
ARM Holdings PLC, ADRB	10,065	484
Cree, Inc.A	9,750	587
Lam Research Corp.A	14,618	748
Microchip Technology, Inc.	22,480	906
Xilinx, Inc.	13,050	612

		3,337

Software – 7.59%
Ansys, Inc.A	5,150	446
Aspen Technology, Inc.A	21,600	746
Cadence Design Systems, Inc.A	44,300	598
Check Point Software Technologies Ltd.A	11,900	673
Electronic Arts, Inc.A	22,300	570
FireEye, Inc.A	3,200	133
MICROS Systems, Inc.A	12,800	639
National Instruments Corp.	20,455	633
Red Hat, Inc.A	11,190	516
Salesforce.com, Inc.A	10,470	543
SolarWinds, Inc.A	9,200	323
Ultimate Software Group, Inc.A	5,850	861

		6,681

Total Information Technology		19,088

MATERIALS – 1.35%
Airgas, Inc.	11,250	1,193

Total Common Stock (Cost $62,467)		84,301

SHORT-TERM INVESTMENTS – 3.82% (Cost $3,362)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,361,706	3,362

TOTAL INVESTMENTS – 99.52% (Cost $65,829)		$87,663
OTHER ASSETS, NET OF LIABILITIES – 0.48%		424

TOTAL NET ASSETS – 100.00%		$88,087

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.

11

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 –	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended September 30, 2013, there were no transfers between levels. As of September 30, 2013, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Treasury Inflation Protected Securities Fund[1]
U.S. Treasury Obligations	$—	$217,632	$—	$217,632
Short-Term Investments – Money Market Funds	7,034	—	—	7,034

Total Investments in Securities	$7,034	$217,632	$—	$224,666

	Level 1	Level 2	Level 3	Total
Bridgeway Large Cap Value Fund[1]
Common Stock	$285,572	$—	$—	$285,572
Short-Term Investments – Money Market Funds	9,307	—	—	9,307

Total Investments in Securities	$294,879	$—	$—	$294,879

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(75)	$—	$—	$(75)

	Level 1	Level 2	Level 3	Total
Holland Large-Cap Growth Fund[1]
Common Stock	$86,267	$—	$—	$86,267
Short-Term Investments – Money Market Funds	2,863	—	—	2,863

Total Investments in Securities	$89,130	$—	$—	$89,130

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(6)	$—	$—	$(6)

	Level 1	Level 2	Level 3	Total
Stephens Small Cap Growth Fund[1]
Common Stock	$534,990	$—	$—	$534,990
Short-Term Investments – Money Market Funds	18,953	—	—	18,953
Securities Lending Collateral invested in Money Market Funds	72,350	—	—	72,350

Total Investments in Securities	$626,293	$—	$—	$626,293

	Level 1	Level 2	Level 3	Total
Stephens Mid-Cap Growth Fund[1]
Common Stock	$84,301	$—	$—	$84,301
Short-Term Investments – Money Market Funds	3,362	—	—	3,362

Total Investments in Securities	$87,663	$—	$—	$87,663

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments include open futures contracts.

Securities and Other Investments

Treasury Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2013 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Stephens Small Cap Growth Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2013, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
TIPs Fund	$231,024	$69	$(6,427)	$(6,358)
Holland Large Cap Growth Fund	63,216	26,452	(538)	25,914
Bridgeway Large Cap Value Fund	285,102	14,419	(4,642)	9,777
Stephens Small Cap Growth Fund	523,841	107,034	(4,582)	102,452
Stephens Mid-Cap Growth Fund	65,879	22,529	(745)	21,784

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2013

By:	/s/Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 29, 2013

By:	/s/Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: November 29, 2013